UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
US Large-Cap Growth Responsible Index Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
US Large-Cap Growth Responsible Index Fund

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	25.24%	33.69%	17.37%	14.91%
Class A with 4.75% Maximum Sales Charge	—	—	19.28	27.33	16.23	14.27
Class I at NAV	06/19/2015	06/19/2015	25.39	34.03	17.67	15.25
Class R6 at NAV	02/01/2022	06/19/2015	25.40	34.07	17.67	15.25

Russell 1000® Growth Index	—	—	27.19%	39.00%	18.50%	16.07%
Calvert US Large-Cap Growth Responsible Index	—	—	25.45	34.29	17.98	15.54

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.66%	0.41%	0.37%
Net	0.49	0.24	0.21
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	9.3%
Apple, Inc.	8.0
NVIDIA Corp.	6.6
Alphabet, Inc., Class A	4.8
Amazon.com, Inc.	4.8
Eli Lilly & Co.	2.1
Broadcom, Inc.	2.0
Tesla, Inc.	1.6
Visa, Inc., Class A	1.5
Mastercard, Inc., Class A	1.3
Total	42.0%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Calvert US Large-Cap Growth Responsible Index (the “Calvert Index”) is composed of common stocks of large growth companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class's inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,252.40	$2.76 **	0.49%
Class I	$1,000.00	$1,253.90	$1.35 **	0.24%
Class R6	$1,000.00	$1,254.00	$1.18 **	0.21%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.55	$2.48 **	0.49%
Class I	$1,000.00	$1,023.80	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.95	$1.06 **	0.21%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	1,887	$ 590,405
Curtiss-Wright Corp.	435	111,334
HEICO Corp.	1,166	222,706
Hexcel Corp.	824	60,028
Woodward, Inc.	807	124,375
		$ 1,108,848
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	287	$ 21,852
Expeditors International of Washington, Inc.	3,055	371,396
FedEx Corp.	371	107,494
GXO Logistics, Inc.(1)	1,152	61,932
United Parcel Service, Inc., Class B	5,057	751,622
		$ 1,314,296
Automobile Components — 0.1%
Aptiv PLC(1)	5,039	$ 401,356
Visteon Corp.(1)	576	67,744
		$ 469,100
Automobiles — 1.6%
Tesla, Inc.(1)	58,055	$ 10,205,488
		$ 10,205,488
Banks — 0.0%(2)
First Financial Bankshares, Inc.	1,241	$ 40,717
		$ 40,717
Beverages — 1.7%
Celsius Holdings, Inc.(1)	3,839	$ 318,330
Coca-Cola Co.	57,908	3,542,811
Coca-Cola Consolidated, Inc.	111	93,951
Keurig Dr Pepper, Inc.	10,707	328,384
Monster Beverage Corp.(1)	20,595	1,220,872
PepsiCo, Inc.	29,491	5,161,220
		$ 10,665,568
Biotechnology — 2.7%
AbbVie, Inc.	39,305	$ 7,157,440
Alkermes PLC(1)	838	22,685
Alnylam Pharmaceuticals, Inc.(1)	2,785	416,218
Amgen, Inc.	5,209	1,481,023
Biogen, Inc.(1)	1,312	282,906
BioMarin Pharmaceutical, Inc.(1)	4,320	377,309
Blueprint Medicines Corp.(1)	1,080	102,449
Denali Therapeutics, Inc.(1)	2,500	51,300
Exact Sciences Corp.(1)	2,486	171,683
Exelixis, Inc.(1)	8,005	189,959
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	7,660	$ 561,095
Halozyme Therapeutics, Inc.(1)	3,520	143,194
Incyte Corp.(1)	4,377	249,358
Ionis Pharmaceuticals, Inc.(1)	361	15,649
Moderna, Inc.(1)	7,385	786,946
Neurocrine Biosciences, Inc.(1)	2,018	278,322
Regeneron Pharmaceuticals, Inc.(1)	2,345	2,257,039
Sarepta Therapeutics, Inc.(1)	1,492	193,154
United Therapeutics Corp.(1)	723	166,088
Vertex Pharmaceuticals, Inc.(1)	5,779	2,415,680
		$ 17,319,497
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	170,182	$ 30,697,429
eBay, Inc.	10,461	552,132
Etsy, Inc.(1)	2,461	169,120
		$ 31,418,681
Building Products — 0.9%
A.O. Smith Corp.	3,163	$ 282,962
AAON, Inc.	1,710	150,651
Advanced Drainage Systems, Inc.	2,119	364,977
Allegion PLC	2,115	284,912
AZEK Co., Inc.(1)	2,547	127,910
Carlisle Cos., Inc.	1,512	592,477
Carrier Global Corp.	8,394	487,943
Fortune Brands Innovations, Inc.	417	35,307
Johnson Controls International PLC	17,926	1,170,926
Lennox International, Inc.	876	428,154
Masco Corp.	2,743	216,368
Simpson Manufacturing Co., Inc.	1,072	219,953
Trane Technologies PLC	3,350	1,005,670
Trex Co., Inc.(1)	2,398	239,200
UFP Industries, Inc.	250	30,753
Zurn Elkay Water Solutions Corp., Class C	2,528	84,612
		$ 5,722,775
Capital Markets — 3.5%
Ameriprise Financial, Inc.	1,352	$ 592,771
Ares Management Corp., Class A	6,375	847,748
BlackRock, Inc.	1,095	912,901
Blackstone, Inc.	20,985	2,756,799
Blue Owl Capital, Inc.	16,481	310,832
Cboe Global Markets, Inc.	4,350	799,226
Charles Schwab Corp.	11,398	824,531
Coinbase Global, Inc., Class A(1)	6,932	1,837,812
Evercore, Inc., Class A	475	91,480
FactSet Research Systems, Inc.	943	428,490
Hamilton Lane, Inc., Class A	720	81,187
Houlihan Lokey, Inc.	1,418	181,773
Interactive Brokers Group, Inc., Class A	1,107	123,663

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.	16,139	$ 2,217,983
KKR & Co., Inc.	22,483	2,261,340
LPL Financial Holdings, Inc.	2,677	707,263
MarketAxess Holdings, Inc.	782	171,454
Moody's Corp.	3,637	1,429,450
Morningstar, Inc.	576	177,621
MSCI, Inc.	1,777	995,920
Nasdaq, Inc.	10,111	638,004
S&P Global, Inc.	7,009	2,981,979
SEI Investments Co.	4,109	295,437
T. Rowe Price Group, Inc.	1,820	221,894
Tradeweb Markets, Inc., Class A	3,658	381,054
		$ 22,268,612
Chemicals — 0.8%
Air Products and Chemicals, Inc.	4,181	$ 1,012,931
Arcadium Lithium PLC(1)(3)	31,219	134,554
Ashland, Inc.	653	63,583
Axalta Coating Systems Ltd.(1)	3,477	119,574
Balchem Corp.	815	126,284
Ecolab, Inc.	4,357	1,006,031
Element Solutions, Inc.	4,100	102,418
FMC Corp.	1,272	81,026
International Flavors & Fragrances, Inc.	1,078	92,697
PPG Industries, Inc.	2,960	428,904
Sherwin-Williams Co.	5,833	2,025,976
		$ 5,193,978
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A(1)	1,063	$ 105,099
Cintas Corp.	1,815	1,246,960
Clean Harbors, Inc.(1)	724	145,748
Copart, Inc.(1)	19,261	1,115,597
MSA Safety, Inc.	1,082	209,464
Republic Services, Inc.	3,138	600,739
Rollins, Inc.	6,733	311,536
Stericycle, Inc.(1)	1,588	83,767
Tetra Tech, Inc.	1,183	218,512
Veralto Corp.	4,965	440,197
Vestis Corp.	1,056	20,349
Waste Management, Inc.	7,233	1,541,714
		$ 6,039,682
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	5,498	$ 1,594,310
Ciena Corp.(1)	2,975	147,114
Cisco Systems, Inc.	44,108	2,201,430
F5, Inc.(1)	1,213	229,973
Juniper Networks, Inc.	1,587	58,814
Lumentum Holdings, Inc.(1)	1,397	66,148
Motorola Solutions, Inc.	3,530	1,253,080
Security	Shares	Value
Communications Equipment (continued)
Viasat, Inc.(1)(3)	171	$ 3,093
		$ 5,553,962
Construction & Engineering — 0.2%
AECOM	671	$ 65,812
Comfort Systems USA, Inc.	696	221,126
EMCOR Group, Inc.	284	99,457
MasTec, Inc.(1)	680	63,410
Quanta Services, Inc.	3,322	863,055
Valmont Industries, Inc.	483	110,259
WillScot Mobile Mini Holdings Corp.(1)	3,816	177,444
		$ 1,600,563
Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	745	$ 33,205
Vulcan Materials Co.	5,905	1,611,592
		$ 1,644,797
Consumer Finance — 0.3%
American Express Co.	8,505	$ 1,936,503
Credit Acceptance Corp.(1)	194	107,001
FirstCash Holdings, Inc.	565	72,060
SoFi Technologies, Inc.(1)	8,773	64,043
		$ 2,179,607
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings, Inc.(1)	967	$ 73,154
Casey's General Stores, Inc.	121	38,533
Costco Wholesale Corp.	7,724	5,658,834
Dollar General Corp.	2,557	399,045
Dollar Tree, Inc.(1)	1,982	263,903
Sprouts Farmers Market, Inc.(1)	955	61,578
Target Corp.	951	168,527
Walmart, Inc.	24,033	1,446,066
		$ 8,109,640
Containers & Packaging — 0.2%
AptarGroup, Inc.	1,062	$ 152,811
Avery Dennison Corp.	1,038	231,733
Ball Corp.	7,432	500,620
Crown Holdings, Inc.	137	10,859
Graphic Packaging Holding Co.	1,323	38,605
Sealed Air Corp.	1,599	59,483
Silgan Holdings, Inc.	725	35,206
		$ 1,029,317
Distributors — 0.1%
Genuine Parts Co.	464	$ 71,888
Pool Corp.	731	294,958
		$ 366,846

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,121	$ 127,077
Duolingo, Inc.(1)	837	184,625
H&R Block, Inc.	3,168	155,580
Service Corp. International	2,132	158,216
		$ 625,498
Diversified Telecommunication Services — 0.0%(2)
Iridium Communications, Inc.	2,577	$ 67,414
		$ 67,414
Electric Utilities — 0.3%
Constellation Energy Corp.	2,668	$ 493,180
NextEra Energy, Inc.	15,506	990,988
NRG Energy, Inc.	4,702	318,278
PNM Resources, Inc.	745	28,042
Xcel Energy, Inc.	294	15,803
		$ 1,846,291
Electrical Equipment — 1.0%
Acuity Brands, Inc.	441	$ 118,510
AMETEK, Inc.	5,656	1,034,482
Atkore, Inc.	1,102	209,777
Eaton Corp. PLC	5,422	1,695,351
Emerson Electric Co.	7,405	839,875
EnerSys	580	54,787
Hubbell, Inc.	1,186	492,249
nVent Electric PLC	1,782	134,363
Regal Rexnord Corp.	548	98,695
Rockwell Automation, Inc.	2,517	733,278
Sensata Technologies Holding PLC	956	35,123
Shoals Technologies Group, Inc., Class A(1)	6,030	67,415
Vertiv Holdings Co., Class A	9,646	787,789
		$ 6,301,694
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc.	947	$ 96,575
Amphenol Corp., Class A	15,812	1,823,914
Badger Meter, Inc.	744	120,387
Belden, Inc.	520	48,157
CDW Corp.	1,934	494,679
Cognex Corp.	4,833	205,016
Coherent Corp.(1)	2,113	128,090
Corning, Inc.	8,197	270,173
Insight Enterprises, Inc.(1)	170	31,538
IPG Photonics Corp.(1)	584	52,963
Jabil, Inc.	420	56,259
Keysight Technologies, Inc.(1)	4,946	773,456
Littelfuse, Inc.	572	138,624
Novanta, Inc.(1)	956	167,080
Teledyne Technologies, Inc.(1)	913	391,969
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(1)	4,410	$ 283,828
Vontier Corp.	3,234	146,694
Zebra Technologies Corp., Class A(1)	1,018	306,866
		$ 5,536,268
Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Class A(1)	358	$ 1,332
Atlanta Braves Holdings, Inc., Class C(1)	1,486	58,043
Electronic Arts, Inc.	5,246	695,987
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,220	130,403
Liberty Media Corp.-Liberty Live, Class A(1)	1,743	73,816
Live Nation Entertainment, Inc.(1)	2,689	284,415
Madison Square Garden Sports Corp.(1)	265	48,898
Netflix, Inc.(1)	9,349	5,677,928
ROBLOX Corp., Class A(1)	10,393	396,805
Roku, Inc.(1)	2,458	160,188
Take-Two Interactive Software, Inc.(1)	2,032	301,732
Walt Disney Co.	20,176	2,468,735
Warner Music Group Corp., Class A	1,813	59,865
		$ 10,358,147
Financial Services — 3.6%
Affirm Holdings, Inc.(1)	5,680	$ 211,637
Block, Inc., Class A(1)	11,682	988,064
Euronet Worldwide, Inc.(1)	500	54,965
Fiserv, Inc.(1)	11,737	1,875,807
Jack Henry & Associates, Inc.	1,792	311,324
Mastercard, Inc., Class A	17,819	8,581,096
PayPal Holdings, Inc.(1)	22,475	1,505,600
Shift4 Payments, Inc., Class A(1)	1,117	73,800
Toast, Inc., Class A(1)	6,829	170,179
Visa, Inc., Class A	33,753	9,419,787
WEX, Inc.(1)	972	230,879
		$ 23,423,138
Food Products — 0.6%
Campbell Soup Co.	1,425	$ 63,341
Darling Ingredients, Inc.(1)	3,552	165,204
Flowers Foods, Inc.	1,300	30,875
General Mills, Inc.	5,559	388,963
Hershey Co.	4,347	845,492
Hormel Foods Corp.	1,507	52,579
JM Smucker Co.	340	42,796
Kellanova	3,583	205,270
Lamb Weston Holdings, Inc.	3,594	382,869
Lancaster Colony Corp.	423	87,827
McCormick & Co., Inc.	4,590	352,558
Mondelez International, Inc., Class A	15,648	1,095,360
Simply Good Foods Co.(1)	2,462	83,782
		$ 3,796,916

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.0%(2)
Southwest Gas Holdings, Inc.	615	$ 46,820
UGI Corp.	3,344	82,062
		$ 128,882
Ground Transportation — 0.5%
J.B. Hunt Transport Services, Inc.	1,386	$ 276,161
Landstar System, Inc.	809	155,943
Old Dominion Freight Line, Inc.	4,072	893,030
Saia, Inc.(1)	587	343,395
Union Pacific Corp.	7,559	1,858,985
		$ 3,527,514
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	33,265	$ 3,780,900
Align Technology, Inc.(1)	1,712	561,399
Baxter International, Inc.	11,095	474,200
Becton Dickinson & Co.	5,515	1,364,687
Boston Scientific Corp.(1)	32,807	2,246,951
CONMED Corp.	461	36,917
Cooper Cos., Inc.	4,728	479,703
DENTSPLY SIRONA, Inc.	2,845	94,426
DexCom, Inc.(1)	8,488	1,177,286
Edwards Lifesciences Corp.(1)	13,318	1,272,668
Envista Holdings Corp.(1)	233	4,981
GE HealthCare Technologies, Inc.	8,746	795,099
Globus Medical, Inc., Class A(1)	2,858	153,303
Haemonetics Corp.(1)	1,167	99,603
Hologic, Inc.(1)	5,741	447,568
ICU Medical, Inc.(1)	253	27,152
IDEXX Laboratories, Inc.(1)	1,832	989,152
Inari Medical, Inc.(1)	1,128	54,121
Inspire Medical Systems, Inc.(1)	699	150,138
Insulet Corp.(1)	1,642	281,439
Intuitive Surgical, Inc.(1)	7,964	3,178,353
Masimo Corp.(1)	1,127	165,500
Medtronic PLC	7,512	654,671
Merit Medical Systems, Inc.(1)	1,308	99,081
Neogen Corp.(1)	2,495	39,371
Novocure Ltd.(1)	1,190	18,600
Penumbra, Inc.(1)	774	172,741
QuidelOrtho Corp.(1)	1,125	53,932
ResMed, Inc.	3,252	643,994
Shockwave Medical, Inc.(1)	879	286,229
STERIS PLC	2,330	523,831
Stryker Corp.	7,734	2,767,767
Teleflex, Inc.	891	201,517
Zimmer Biomet Holdings, Inc.	4,950	653,301
		$ 23,950,581
Security	Shares	Value
Health Care Providers & Services — 1.4%
AMN Healthcare Services, Inc.(1)	892	$ 55,759
Chemed Corp.	371	238,156
DaVita, Inc.(1)	535	73,857
Elevance Health, Inc.	1,009	523,207
Encompass Health Corp.	400	33,032
Ensign Group, Inc.	949	118,074
HealthEquity, Inc.(1)	1,556	127,016
Henry Schein, Inc.(1)	1,023	77,257
Humana, Inc.	953	330,424
Laboratory Corp. of America Holdings	955	208,629
Molina Healthcare, Inc.(1)	694	285,116
Option Care Health, Inc.(1)	2,779	93,208
Progyny, Inc.(1)	1,785	68,098
Quest Diagnostics, Inc.	1,058	140,830
R1 RCM, Inc.(1)	3,198	41,190
Surgery Partners, Inc.(1)	400	11,932
UnitedHealth Group, Inc.	13,208	6,533,998
		$ 8,959,783
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	2,138	$ 57,534
Veeva Systems, Inc., Class A(1)	3,245	751,834
		$ 809,368
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(1)	8,759	$ 1,444,885
Aramark	2,112	68,682
Booking Holdings, Inc.	747	2,710,026
Chipotle Mexican Grill, Inc.(1)	756	2,197,518
Choice Hotels International, Inc.	632	79,853
Darden Restaurants, Inc.	1,031	172,332
Domino's Pizza, Inc.	1,028	510,793
Hilton Grand Vacations, Inc.(1)	600	28,326
Hilton Worldwide Holdings, Inc.	5,599	1,194,323
Hyatt Hotels Corp., Class A	134	21,389
Marriott International, Inc., Class A	4,474	1,128,835
Marriott Vacations Worldwide Corp.	193	20,792
Planet Fitness, Inc., Class A(1)	1,831	114,675
Starbucks Corp.	27,666	2,528,396
Texas Roadhouse, Inc.	1,804	278,664
Vail Resorts, Inc.	324	72,197
Wendy's Co.	2,270	42,767
Wingstop, Inc.	750	274,800
Wyndham Hotels & Resorts, Inc.	992	76,136
Yum! Brands, Inc.	8,064	1,118,073
		$ 14,083,462
Household Durables — 0.2%
D.R. Horton, Inc.	1,811	$ 298,000
NVR, Inc.(1)	69	558,897

9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Tempur Sealy International, Inc.	4,093	$ 232,565
TopBuild Corp.(1)	500	220,365
Whirlpool Corp.	265	31,702
		$ 1,341,529
Household Products — 1.4%
Church & Dwight Co., Inc.	5,183	$ 540,639
Clorox Co.	2,742	419,827
Colgate-Palmolive Co.	16,055	1,445,753
Kimberly-Clark Corp.	2,892	374,080
Procter & Gamble Co.	38,048	6,173,288
		$ 8,953,587
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp.	8,622	$ 154,592
Ormat Technologies, Inc.	888	58,777
		$ 213,369
Insurance — 1.9%
Allstate Corp.	5,845	$ 1,011,243
Arch Capital Group Ltd.(1)	6,139	567,489
Brown & Brown, Inc.	4,568	399,883
Cincinnati Financial Corp.	6,357	789,349
Everest Group Ltd.	695	276,262
Globe Life, Inc.	600	69,822
Kinsale Capital Group, Inc.	919	482,236
Marsh & McLennan Cos., Inc.	13,064	2,690,923
Primerica, Inc.	612	154,812
Progressive Corp.	16,183	3,346,968
Prudential Financial, Inc.	14,109	1,656,397
RenaissanceRe Holdings Ltd.	655	153,945
Ryan Specialty Holdings, Inc.	3,471	192,641
Selective Insurance Group, Inc.	778	84,934
W.R. Berkley Corp.	1,801	159,280
White Mountains Insurance Group Ltd.	94	168,664
Willis Towers Watson PLC	1,287	353,925
		$ 12,558,773
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(1)	204,182	$ 30,817,189
Pinterest, Inc., Class A(1)	13,128	455,148
Snap, Inc., Class A(1)	19,986	229,439
ZoomInfo Technologies, Inc.(1)	6,036	96,757
		$ 31,598,533
IT Services — 2.1%
Accenture PLC, Class A	13,643	$ 4,728,800
Akamai Technologies, Inc.(1)	3,049	331,609
Amdocs Ltd.	1,312	118,565
Cloudflare, Inc., Class A(1)	6,367	616,517
Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	2,334	$ 171,059
EPAM Systems, Inc.(1)	1,142	315,375
Gartner, Inc.(1)	1,675	798,422
International Business Machines Corp.	19,998	3,818,818
MongoDB, Inc.(1)	1,342	481,295
Okta, Inc.(1)	3,560	372,447
Snowflake, Inc., Class A(1)	6,480	1,047,168
Twilio, Inc., Class A(1)	4,266	260,866
VeriSign, Inc.(1)	1,908	361,585
		$ 13,422,526
Leisure Products — 0.1%
Brunswick Corp.	1,515	$ 146,228
Hasbro, Inc.	2,401	135,704
Mattel, Inc.(1)	4,942	97,901
		$ 379,833
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	6,494	$ 944,942
Avantor, Inc.(1)	7,382	188,758
Bio-Techne Corp.	3,820	268,890
Bruker Corp.	2,462	231,280
Charles River Laboratories International, Inc.(1)	846	229,224
Danaher Corp.	14,807	3,697,604
Fortrea Holdings, Inc.(1)	955	38,334
Illumina, Inc.(1)	733	100,656
IQVIA Holdings, Inc.(1)	4,025	1,017,882
Medpace Holdings, Inc.(1)	574	231,982
Mettler-Toledo International, Inc.(1)	466	620,381
Repligen Corp.(1)	1,210	222,543
Revvity, Inc.	424	44,520
Thermo Fisher Scientific, Inc.	8,588	4,991,431
Waters Corp.(1)	1,403	482,955
West Pharmaceutical Services, Inc.	1,640	648,964
		$ 13,960,346
Machinery — 2.2%
AGCO Corp.	245	$ 30,140
Allison Transmission Holdings, Inc.	485	39,363
Caterpillar, Inc.	5,006	1,834,349
Chart Industries, Inc.(1)	615	101,303
Deere & Co.	3,713	1,525,078
Donaldson Co., Inc.	2,255	168,403
Dover Corp.	2,301	407,714
ESAB Corp.	1,000	110,570
Fortive Corp.	4,714	405,498
Franklin Electric Co., Inc.	919	98,158
Graco, Inc.	4,386	409,916
IDEX Corp.	2,003	488,772
Illinois Tool Works, Inc.	7,161	1,921,511
Ingersoll Rand, Inc.	10,650	1,011,217

10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
ITT, Inc.	822	$ 111,817
Lincoln Electric Holdings, Inc.	1,628	415,856
Middleby Corp.(1)	869	139,727
Mueller Industries, Inc.	1,768	95,348
Nordson Corp.	1,194	327,801
Otis Worldwide Corp.	9,665	959,445
PACCAR, Inc.	775	96,015
Parker-Hannifin Corp.	2,698	1,499,521
Pentair PLC	2,784	237,865
Snap-on, Inc.	475	140,705
SPX Technologies, Inc.(1)	1,118	137,659
Timken Co.	340	29,726
Toro Co.	2,775	254,273
Watts Water Technologies, Inc., Class A	698	148,360
Westinghouse Air Brake Technologies Corp.	1,234	179,769
Xylem, Inc.	5,463	706,038
		$ 14,031,917
Media — 0.5%
Cable One, Inc.	57	$ 24,119
Charter Communications, Inc., Class A(1)	655	190,363
Comcast Corp., Class A	41,482	1,798,245
Interpublic Group of Cos., Inc.	705	23,004
Liberty Broadband Corp., Class C(1)	2,862	163,792
New York Times Co., Class A	2,068	89,379
Sirius XM Holdings, Inc.	5,224	20,269
Trade Desk, Inc., Class A(1)	9,308	813,705
		$ 3,122,876
Metals & Mining — 0.2%
ATI, Inc.(1)	3,159	$ 161,646
Nucor Corp.	3,513	695,223
Reliance, Inc.	300	100,254
Steel Dynamics, Inc.	1,694	251,101
		$ 1,208,224
Multi-Utilities — 0.0%(2)
Ameren Corp.	250	$ 18,490
CMS Energy Corp.	939	56,659
Dominion Energy, Inc.	2,693	132,469
WEC Energy Group, Inc.	945	77,603
		$ 285,221
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	1,281	$ 107,489
		$ 107,489
Passenger Airlines — 0.0%(2)
Alaska Air Group, Inc.(1)	2,600	$ 111,774
Security	Shares	Value
Passenger Airlines (continued)
Southwest Airlines Co.	3,260	$ 95,159
		$ 206,933
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	2,380	$ 140,492
Coty, Inc., Class A(1)	8,491	101,552
e.l.f. Beauty, Inc.(1)	1,266	248,174
Estee Lauder Cos., Inc., Class A	4,926	759,343
		$ 1,249,561
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	34,485	$ 1,870,122
Catalent, Inc.(1)	162	9,145
Eli Lilly & Co.	17,591	13,685,094
Jazz Pharmaceuticals PLC(1)	1,393	167,745
Merck & Co., Inc.	45,016	5,939,861
Royalty Pharma PLC, Class A	8,582	260,635
Zoetis, Inc.	10,231	1,731,188
		$ 23,663,790
Professional Services — 1.0%
Alight, Inc., Class A(1)	2,650	$ 26,102
Automatic Data Processing, Inc.	6,088	1,520,417
Booz Allen Hamilton Holding Corp.	3,147	467,141
Broadridge Financial Solutions, Inc.	2,286	468,310
Dayforce, Inc.(1)	3,391	224,518
Dun & Bradstreet Holdings, Inc.	644	6,466
Equifax, Inc.	2,881	770,725
ExlService Holdings, Inc.(1)	2,950	93,810
Exponent, Inc.	1,365	112,872
FTI Consulting, Inc.(1)	785	165,077
Genpact Ltd.	1,702	56,081
Insperity, Inc.	510	55,901
Maximus, Inc.	640	53,696
Paychex, Inc.	4,911	603,071
Paycom Software, Inc.	1,071	213,140
Paylocity Holding Corp.(1)	886	152,268
Robert Half, Inc.	652	51,690
Science Applications International Corp.	290	37,813
SS&C Technologies Holdings, Inc.	2,502	161,054
TransUnion	4,835	385,833
TriNet Group, Inc.	828	109,702
Verisk Analytics, Inc.	3,201	754,572
		$ 6,490,259
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	2,767	$ 269,063
CoStar Group, Inc.(1)	8,825	852,495
Zillow Group, Inc., Class C(1)	496	24,195
		$ 1,145,753

11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices, Inc.(1)	34,855	$ 6,290,979
Allegro MicroSystems, Inc.(1)	1,799	48,501
Analog Devices, Inc.	8,308	1,643,239
Applied Materials, Inc.	17,967	3,705,334
Axcelis Technologies, Inc.(1)	814	90,777
Broadcom, Inc.	9,549	12,656,340
Cirrus Logic, Inc.(1)	1,246	115,330
Diodes, Inc.(1)	753	53,087
Enphase Energy, Inc.(1)	3,172	383,749
Entegris, Inc.	3,048	428,366
First Solar, Inc.(1)	2,288	386,214
Intel Corp.	8,180	361,311
KLA Corp.	2,866	2,002,102
Lam Research Corp.	2,792	2,712,623
Lattice Semiconductor Corp.(1)	2,826	221,078
Marvell Technology, Inc.	18,757	1,329,496
Microchip Technology, Inc.	11,072	993,269
Micron Technology, Inc.	22,797	2,687,538
MKS Instruments, Inc.	934	124,222
Monolithic Power Systems, Inc.	975	660,485
NVIDIA Corp.	47,231	42,676,042
ON Semiconductor Corp.(1)	9,030	664,156
Onto Innovation, Inc.(1)	1,003	181,623
Power Integrations, Inc.	1,263	90,368
Qorvo, Inc.(1)	2,161	248,148
QUALCOMM, Inc.	23,941	4,053,211
Rambus, Inc.(1)	2,137	132,088
Silicon Laboratories, Inc.(1)	721	103,622
Skyworks Solutions, Inc.	3,115	337,417
SolarEdge Technologies, Inc.(1)	1,048	74,387
Teradyne, Inc.	3,089	348,532
Texas Instruments, Inc.	19,552	3,406,154
Universal Display Corp.	1,049	176,704
Wolfspeed, Inc.(1)(3)	600	17,700
		$ 89,404,192
Software — 15.8%
Adobe, Inc.(1)	9,793	$ 4,941,548
Altair Engineering, Inc., Class A(1)	850	73,227
ANSYS, Inc.(1)	1,852	642,940
AppFolio, Inc., Class A(1)	332	81,918
AppLovin Corp., Class A(1)	2,706	187,309
Atlassian Corp., Class A(1)	1,282	250,131
Autodesk, Inc.(1)	4,684	1,219,807
Bill Holdings, Inc.(1)	1,997	137,234
Box, Inc., Class A(1)	2,766	78,333
Cadence Design Systems, Inc.(1)	5,852	1,821,611
Confluent, Inc., Class A(1)	4,075	124,369
CrowdStrike Holdings, Inc., Class A(1)	4,838	1,551,014
Datadog, Inc., Class A(1)	5,691	703,408
DocuSign, Inc.(1)	4,849	288,758
Security	Shares	Value
Software (continued)
Dolby Laboratories, Inc., Class A	915	$ 76,650
DoubleVerify Holdings, Inc.(1)	3,399	119,509
Dropbox, Inc., Class A(1)	6,106	148,376
Dynatrace, Inc.(1)	5,725	265,869
Elastic NV(1)	1,166	116,880
Fair Isaac Corp.(1)	530	662,293
Five9, Inc.(1)	1,549	96,208
Fortinet, Inc.(1)	13,741	938,648
Guidewire Software, Inc.(1)	1,090	127,214
HashiCorp, Inc., Class A(1)	2,220	59,829
HubSpot, Inc.(1)	1,032	646,610
Intuit, Inc.	5,940	3,861,000
Manhattan Associates, Inc.(1)	1,353	338,561
Microsoft Corp.	142,708	60,040,110
Oracle Corp.	34,848	4,377,257
Palo Alto Networks, Inc.(1)	6,981	1,983,512
PTC, Inc.(1)	2,696	509,382
Qualys, Inc.(1)	765	127,656
Roper Technologies, Inc.	1,578	885,006
Salesforce, Inc.	20,447	6,158,227
ServiceNow, Inc.(1)	4,374	3,334,738
Smartsheet, Inc., Class A(1)	1,600	61,600
SPS Commerce, Inc.(1)	717	132,573
Synopsys, Inc.(1)	3,277	1,872,805
Tenable Holdings, Inc.(1)	2,200	108,746
Teradata Corp.(1)	1,973	76,296
Tyler Technologies, Inc.(1)	883	375,284
Workday, Inc., Class A(1)	4,171	1,137,640
Workiva, Inc.(1)	619	52,491
Zoom Video Communications, Inc., Class A(1)	5,204	340,185
Zscaler, Inc.(1)	1,940	373,702
		$101,506,464
Specialty Retail — 2.9%
AutoZone, Inc.(1)	363	$ 1,144,049
Bath & Body Works, Inc.	1,230	61,525
Burlington Stores, Inc.(1)	1,216	282,343
Chewy, Inc., Class A(1)	1,490	23,706
Dick's Sporting Goods, Inc.	891	200,350
Five Below, Inc.(1)	1,054	191,175
Floor & Decor Holdings, Inc., Class A(1)	1,963	254,444
GameStop Corp., Class A(1)	592	7,412
Home Depot, Inc.	20,098	7,709,593
Lowe's Cos., Inc.	11,504	2,930,414
O'Reilly Automotive, Inc.(1)	1,173	1,324,176
RH (1)	305	106,219
Ross Stores, Inc.	5,539	812,904
TJX Cos., Inc.	20,127	2,041,280
Tractor Supply Co.	2,116	553,799
Ulta Beauty, Inc.(1)	989	517,128

12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma, Inc.	664	$ 210,840
		$ 18,371,357
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	301,231	$ 51,655,092
Pure Storage, Inc., Class A(1)	5,884	305,909
Seagate Technology Holdings PLC	4,789	445,617
Super Micro Computer, Inc.(1)	1,045	1,055,481
Western Digital Corp.(1)	2,279	155,519
		$ 53,617,618
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	88	$ 7,144
Crocs, Inc.(1)	1,131	162,638
Deckers Outdoor Corp.(1)	559	526,164
lululemon Athletica, Inc.(1)	2,248	878,181
NIKE, Inc., Class B	24,153	2,269,899
PVH Corp.	193	27,138
Skechers USA, Inc., Class A(1)	997	61,076
Tapestry, Inc.	708	33,616
VF Corp.	6,937	106,413
		$ 4,072,269
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	718	$ 141,841
Core & Main, Inc., Class A(1)	2,474	141,637
Fastenal Co.	12,106	933,857
GATX Corp.	340	45,570
MSC Industrial Direct Co., Inc., Class A	275	26,686
SiteOne Landscape Supply, Inc.(1)	999	174,376
United Rentals, Inc.	775	558,860
W.W. Grainger, Inc.	918	933,881
		$ 2,956,708
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	1,398	$ 170,850
Essential Utilities, Inc.	2,925	108,371
		$ 279,221
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	9,935	$ 1,621,590
		$ 1,621,590
Total Common Stocks (identified cost $387,242,433)		$641,436,868

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(4)(5)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.2%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	1,371,938	$ 1,371,938
Total Affiliated Fund (identified cost $1,371,938)		$ 1,371,938
Securities Lending Collateral — 0.0%(2)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(7)	3,216	$ 3,216
Total Securities Lending Collateral (identified cost $3,216)		$ 3,216
Total Short-Term Investments (identified cost $1,375,154)		$ 1,375,154
Total Investments — 99.9% (identified cost $388,618,753)		$642,813,188
Other Assets, Less Liabilities — 0.1%		$ 373,994
Net Assets — 100.0%		$643,187,182

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $70,094.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of March 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$1,166

Abbreviations:
CVR	– Contingent Value Rights
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $387,246,815) - including $70,094 of securities on loan	$ 641,441,250
Investments in securities of affiliated issuers, at value (identified cost $1,371,938)	1,371,938
Cash	88,141
Cash denominated in foreign currency, at value (cost $1,088)	1,186
Receivable for capital shares sold	265,344
Dividends receivable	256,005
Dividends receivable - affiliated	4,478
Securities lending income receivable	126
Receivable from affiliates	106,309
Directors' deferred compensation plan	47,472
Total assets	$643,582,249
Liabilities
Payable for capital shares redeemed	$ 24,577
Deposits for securities loaned	3,216
Payable to affiliates:
Investment advisory fee	64,616
Administrative fee	64,730
Distribution and service fees	21,374
Sub-transfer agency fee	4,096
Directors' deferred compensation plan	47,472
Accrued expenses	164,986
Total liabilities	$ 395,067
Net Assets	$643,187,182
Sources of Net Assets
Paid-in capital	$ 407,507,078
Distributable earnings	235,680,104
Net Assets	$643,187,182
Class A Shares
Net Assets	$ 102,269,446
Shares Outstanding	1,726,214
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 59.24
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 62.19
Class I Shares
Net Assets	$ 444,740,531
Shares Outstanding	7,433,701
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 59.83
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 96,177,205
Shares Outstanding	1,610,893
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 59.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $84)	$ 2,691,820
Dividend income - affiliated issuers	29,303
Interest income	567
Securities lending income, net	4,061
Total investment income	$ 2,725,751
Expenses
Investment advisory fee	$ 339,816
Administrative fee	339,816
Distribution and service fees:
Class A	113,426
Directors' fees and expenses	14,999
Custodian fees	8,103
Transfer agency fees and expenses	220,508
Accounting fees	65,171
Professional fees	25,751
Registration fees	39,116
Reports to shareholders	15,778
Miscellaneous	26,585
Total expenses	$ 1,209,069
Waiver and/or reimbursement of expenses by affiliates	$ (425,844)
Net expenses	$ 783,225
Net investment income	$ 1,942,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,139,369
Net realized gain	$ 1,139,369
Change in unrealized appreciation (depreciation):
Investment securities	$ 124,276,089
Foreign currency	24
Net change in unrealized appreciation (depreciation)	$124,276,113
Net realized and unrealized gain	$125,415,482
Net increase in net assets from operations	$127,358,008
17
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,942,526	$ 3,115,218
Net realized gain (loss)	1,139,369	(8,289,922)
Net change in unrealized appreciation (depreciation)	124,276,113	97,688,171
Net increase in net assets from operations	$127,358,008	$ 92,513,467
Distributions to shareholders:
Class A	$ (323,138)	$ (224,890)
Class I	(2,111,056)	(1,493,216)
Class R6	(540,421)	(316,925)
Total distributions to shareholders	$ (2,974,615)	$ (2,035,031)
Capital share transactions:
Class A	$ 4,192,017	$ 17,440,106
Class I	3,434,294	(9,640,339)
Class R6	21,233,398	45,649,488
Net increase in net assets from capital share transactions	$ 28,859,709	$ 53,449,255
Net increase in net assets	$153,243,102	$143,927,691
Net Assets
At beginning of period	$ 489,944,080	$ 346,016,389
At end of period	$643,187,182	$489,944,080
18
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 47.47	$ 38.18	$ 49.71	$ 39.77	$ 29.65	$ 29.83
Income (Loss) From Operations
Net investment income(1)	$ 0.13	$ 0.22	$ 0.16	$ 0.15	$ 0.19	$ 0.20
Net realized and unrealized gain (loss)	11.83	9.20	(10.79)	10.49	10.39	0.96
Total income (loss) from operations	$ 11.96	$ 9.42	$ (10.63)	$ 10.64	$ 10.58	$ 1.16
Less Distributions
From net investment income	$ (0.19)	$ (0.13)	$ (0.11)	$ (0.15)	$ (0.17)	$ (0.20)
From net realized gain	—	—	(0.79)	(0.55)	(0.29)	(1.14)
Total distributions	$ (0.19)	$ (0.13)	$ (0.90)	$ (0.70)	$ (0.46)	$ (1.34)
Net asset value — End of period	$ 59.24	$ 47.47	$ 38.18	$ 49.71	$ 39.77	$ 29.65
Total Return(2)	25.24% (3)	24.73%	(21.87)%	27.06%	36.14%	4.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,269	$77,895	$47,248	$50,963	$29,021	$16,361
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64% (5)	0.66%	0.65%	0.66%	0.67%	0.77%
Net expenses	0.49% (5)(6)	0.49% (6)	0.49% (6)	0.49%	0.49%	0.51%
Net investment income	0.47% (5)	0.49%	0.35%	0.32%	0.56%	0.72%
Portfolio Turnover	7% (3)	23%	19%	25%	53%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
19
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 47.97	$ 38.55	$ 50.15	$ 40.08	$ 29.88	$ 30.02
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.33	$ 0.28	$ 0.27	$ 0.27	$ 0.28
Net realized and unrealized gain (loss)	11.96	9.29	(10.87)	10.57	10.46	0.97
Total income (loss) from operations	$ 12.15	$ 9.62	$ (10.59)	$ 10.84	$ 10.73	$ 1.25
Less Distributions
From net investment income	$ (0.29)	$ (0.20)	$ (0.22)	$ (0.22)	$ (0.24)	$ (0.25)
From net realized gain	—	—	(0.79)	(0.55)	(0.29)	(1.14)
Total distributions	$ (0.29)	$ (0.20)	$ (1.01)	$ (0.77)	$ (0.53)	$ (1.39)
Net asset value — End of period	$ 59.83	$ 47.97	$ 38.55	$ 50.15	$ 40.08	$ 29.88
Total Return(2)	25.39% (3)	25.05%	(21.66)%	27.40%	36.42%	4.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$444,741	$354,003	$297,905	$209,865	$112,304	$74,948
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.39% (5)	0.41%	0.40%	0.41%	0.42%	0.52%
Net expenses	0.24% (5)(6)	0.24% (6)	0.24% (6)	0.24%	0.24%	0.24%
Net investment income	0.72% (5)	0.74%	0.61%	0.57%	0.81%	1.00%
Portfolio Turnover	7% (3)	23%	19%	25%	53%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
20
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022 (1)
Net asset value — Beginning of period	$ 47.91	$ 38.55	$ 50.25
Income (Loss) From Operations
Net investment income(2)	$ 0.20	$ 0.35	$ 0.19
Net realized and unrealized gain (loss)	11.93	9.28	(11.89)
Total income (loss) from operations	$ 12.13	$ 9.63	$(11.70)
Less Distributions
From net investment income	$ (0.34)	$ (0.27)	$ —
Total distributions	$ (0.34)	$ (0.27)	$ —
Net asset value — End of period	$ 59.70	$ 47.91	$ 38.55
Total Return(3)	25.40% (4)	25.09%	(23.28)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$96,177	$58,046	$ 864
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.36% (6)	0.37%	0.40% (6)
Net expenses	0.21% (6)(7)	0.21% (7)	0.21% (6)(7)
Net investment income	0.75% (6)	0.76%	0.68% (6)
Portfolio Turnover	7% (4)	23%	19% (4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	For the year ended September 30, 2022.
21
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
22

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 641,436,868(2)	$ —	$ —	$ 641,436,868
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	1,371,938	—	—	1,371,938
Securities Lending Collateral	3,216	—	—	3,216
Total Investments	$642,812,022	$ —	$1,166	$642,813,188

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
23

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $339,816.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $966 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.21% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $424,878.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $339,816.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $113,426 for Class A shares.
The Fund was informed that EVD received $15,199 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $8,518 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $65,894,241 and $39,157,869, respectively.
24

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $9,163,602 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $5,888,514 are short-term and $3,275,088 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$400,161,587
Gross unrealized appreciation	$ 250,750,004
Gross unrealized depreciation	(8,098,403)
Net unrealized appreciation	$242,651,601
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $70,094 and the total value of collateral received was $73,697, comprised of cash of $3,216 and U.S. government and/or agencies securities of $70,481.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,216	$ —	$ —	$ —	$3,216
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
25

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,371,938, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,417,922	$55,914,673	$(55,960,657)	$ —	$ —	$1,371,938	$29,303	1,371,938
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	259,003	$ 13,495,728	1,119,019	$ 47,507,706
Reinvestment of distributions	5,514	291,794	4,071	164,856
Shares redeemed	(179,095)	(9,595,505)	(719,813)	(30,232,456)
Net increase	85,422	$ 4,192,017	403,277	$ 17,440,106
Class I
Shares sold	821,183	$ 44,165,616	2,580,713	$ 113,456,358
Reinvestment of distributions	39,101	2,088,367	36,046	1,472,104
Shares redeemed	(806,685)	(42,819,689)	(2,964,897)	(124,568,801)
Net increase (decrease)	53,599	$ 3,434,294	(348,138)	$ (9,640,339)
Class R6
Shares sold	514,555	$ 27,828,303	1,406,930	$ 56,179,471
Reinvestment of distributions	10,141	540,421	7,772	316,925
Shares redeemed	(125,424)	(7,135,326)	(225,496)	(10,846,908)
Net increase	399,272	$ 21,233,398	1,189,206	$ 45,649,488
26

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
27

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
29

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24190     3.31.24

Calvert
International Responsible Index Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
International Responsible Index Fund

Calvert
International Responsible Index Fund
March 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	18.45%	15.63%	8.21%	6.66%
Class A with 4.75% Maximum Sales Charge	—	—	12.82	10.14	7.16	6.04
Class I at NAV	10/30/2015	10/30/2015	18.60	15.95	8.47	6.96
Class R6 at NAV	02/01/2019	10/30/2015	18.61	16.00	8.50	6.98

MSCI World ex USA Index	—	—	16.69%	15.29%	7.47%	6.34%
Calvert International Responsible Index	—	—	18.47	16.51	8.68	7.02

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.65%	0.40%	0.37%
Net	0.54	0.29	0.26
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Responsible Index Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Novo Nordisk AS, Class B	2.0
ASML Holding NV	1.9
Samsung Electronics Co. Ltd.	1.6
Nestle SA	1.5
Toyota Motor Corp.	1.3
Linde PLC	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
AstraZeneca PLC	1.1
SAP SE	1.1
Total	15.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
International Responsible Index Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Calvert International Responsible Index (the “Calvert Index”) is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

4

Calvert
International Responsible Index Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,184.50	$2.95 **	0.54%
Class I	$1,000.00	$1,186.00	$1.58 **	0.29%
Class R6	$1,000.00	$1,186.10	$1.42 **	0.26%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.30	$2.73 **	0.54%
Class I	$1,000.00	$1,023.55	$1.47 **	0.29%
Class R6	$1,000.00	$1,023.70	$1.32 **	0.26%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 5.2%
ANZ Group Holdings Ltd.	177,488	$ 3,401,752
APA Group	83,617	458,304
ASX Ltd.(1)	12,187	527,246
Atlas Arteria Ltd.	62,471	216,923
BlueScope Steel Ltd.	64,170	998,043
Brambles Ltd.	91,951	967,702
CAR Group Ltd.	24,284	570,816
Cochlear Ltd.	4,040	888,522
Coles Group Ltd.	98,905	1,091,834
Commonwealth Bank of Australia	86,734	6,803,364
Computershare Ltd.	33,451	569,767
CSL Ltd.	30,034	5,635,201
Endeavour Group Ltd.(1)	92,526	332,208
Fortescue Ltd.	161,403	2,701,084
IGO Ltd.(1)	88,273	406,714
Insurance Australia Group Ltd.	135,051	563,343
Macquarie Group Ltd.	21,918	2,851,039
Medibank Pvt Ltd.	169,618	415,585
National Australia Bank Ltd.	178,636	4,044,689
Pilbara Minerals Ltd.(1)	379,956	948,160
Qantas Airways Ltd.(2)	56,530	200,689
QBE Insurance Group Ltd.	90,692	1,072,043
Ramsay Health Care Ltd.	12,004	441,916
REA Group Ltd.(1)	3,413	412,386
Reece Ltd.(1)	13,514	247,438
SEEK Ltd.(1)	23,581	384,526
Sonic Healthcare Ltd.	28,021	536,960
South32 Ltd.	650,955	1,270,229
Suncorp Group Ltd.	74,479	794,983
Telstra Group Ltd.	254,495	640,163
Transurban Group	199,428	1,730,061
Wesfarmers Ltd.	70,729	3,152,736
Westpac Banking Corp.	201,229	3,422,533
WiseTech Global Ltd.(1)	9,146	559,396
Woolworths Group Ltd.	87,171	1,884,291
Worley Ltd.	21,105	230,365
		$ 51,373,011
Austria — 0.3%
ANDRITZ AG	4,246	$ 264,640
Erste Group Bank AG	16,028	714,331
OMV AG	20,613	976,283
Verbund AG	3,096	226,194
voestalpine AG	14,344	402,393
		$ 2,583,841
Belgium — 0.6%
Ackermans & van Haaren NV	754	$ 131,824
Ageas SA	7,568	350,592
Security	Shares	Value
Belgium (continued)
Anheuser-Busch InBev SA	45,214	$ 2,752,356
Azelis Group NV	7,925	167,394
D'ieteren Group	906	200,862
Elia Group SA	1,495	161,378
Groupe Bruxelles Lambert NV	3,393	256,504
KBC Group NV	10,646	798,153
Liberty Global Ltd., Class A(2)	9,236	156,273
Sofina SA(1)	788	176,708
Solvay SA(1)	3,282	89,571
Syensqo SA(2)	3,282	310,988
UCB SA	5,719	705,993
Umicore SA	10,753	231,830
		$ 6,490,426
Canada — 9.5%
Agnico Eagle Mines Ltd.	53,676	$ 3,200,628
Air Canada(2)	24,809	359,163
Algonquin Power & Utilities Corp.(1)	35,497	224,321
Alimentation Couche-Tard, Inc.	50,368	2,874,719
Bank of Montreal(1)	40,475	3,951,732
Bank of Nova Scotia(1)	68,650	3,551,220
BCE, Inc.	17,557	596,618
Brookfield Asset Management Ltd., Class A	18,679	784,641
Brookfield Corp.	74,907	3,134,420
BRP, Inc.(1)	2,389	160,407
CAE, Inc.(2)	19,361	399,784
Cameco Corp.	56,597	2,450,148
Canadian Imperial Bank of Commerce(1)	52,123	2,642,417
Canadian National Railway Co.	40,576	5,343,133
Canadian Pacific Kansas City Ltd.	60,756	5,356,826
Canadian Tire Corp. Ltd., Class A	3,361	335,219
Canadian Utilities Ltd., Class A	7,374	167,944
CCL Industries, Inc., Class B	8,790	449,250
CGI, Inc.(2)	12,014	1,325,438
Constellation Software, Inc.	1,181	3,225,942
Descartes Systems Group, Inc.(2)	4,574	418,381
Dollarama, Inc.	16,031	1,221,246
Element Fleet Management Corp.	27,674	447,222
Emera, Inc.	16,062	565,262
Empire Co. Ltd., Class A(1)	11,152	272,347
FirstService Corp.	2,111	349,483
Fortis, Inc.	29,015	1,146,420
George Weston Ltd.	3,990	539,079
GFL Environmental, Inc.	13,205	455,358
Great-West Lifeco, Inc.	17,651	564,498
Hydro One Ltd.(3)	19,532	569,572
iA Financial Corp., Inc.	5,199	322,982
IGM Financial, Inc.(1)	4,844	124,913
Intact Financial Corp.	9,963	1,618,440
Loblaw Cos. Ltd.	10,125	1,121,969
Lundin Mining Corp.	89,343	914,174

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Magna International, Inc.	16,972	$ 924,635
Manulife Financial Corp.	103,058	2,573,882
Metro, Inc.(1)	15,494	831,807
National Bank of Canada	18,528	1,560,152
Northland Power, Inc.	14,233	232,532
Nutrien Ltd.	31,741	1,724,425
Open Text Corp.	14,800	574,278
Power Corp. of Canada(1)	31,599	885,999
Quebecor, Inc., Class B	8,692	190,518
RB Global, Inc.	11,772	896,620
Rogers Communications, Inc., Class B	22,049	903,414
Royal Bank of Canada	72,492	7,311,548
Saputo, Inc.	17,192	338,243
Shopify, Inc., Class A(2)	71,197	5,494,273
Stantec, Inc.	7,224	599,765
Sun Life Financial, Inc.	33,586	1,832,595
Teck Resources Ltd., Class B	61,942	2,835,188
TELUS Corp.	31,329	501,199
TFI International, Inc.	4,940	787,745
Thomson Reuters Corp.	9,930	1,545,343
TMX Group Ltd.	17,289	456,045
Toromont Industries Ltd.	5,188	499,248
Toronto-Dominion Bank	96,243	5,808,472
Waste Connections, Inc.	15,201	2,613,308
West Fraser Timber Co. Ltd.	3,117	269,141
WSP Global, Inc.	7,087	1,181,175
		$ 94,556,866
Denmark — 3.0%
AP Moller - Maersk AS, Class B	233	$ 303,795
Carlsberg AS, Class B	5,390	738,134
Coloplast AS, Class B	7,062	953,490
Danske Bank AS	29,750	892,988
Demant AS(2)	4,371	217,253
DSV AS	8,908	1,448,036
Genmab AS(2)	3,017	904,583
Jyske Bank AS	1,791	151,708
Novo Nordisk AS, Class B	152,479	19,558,993
Novonesis (Novozymes) B, Class B	18,107	1,065,081
Orsted AS(2)(3)	7,861	439,263
Pandora AS	4,098	661,442
Rockwool AS, Class B(2)	541	178,003
Topdanmark AS	1,703	72,773
Tryg AS	13,664	281,674
Vestas Wind Systems AS(2)	54,334	1,515,571
		$ 29,382,787
Finland — 0.9%
Elisa OYJ	6,281	$ 280,028
Fortum OYJ(1)	17,211	212,490
Kesko OYJ, Class B	12,395	231,712
Security	Shares	Value
Finland (continued)
Kone OYJ, Class B	14,903	$ 694,288
Mandatum OYJ(2)	18,363	81,988
Metso OYJ(1)	34,987	415,606
Neste OYJ	60,388	1,637,433
Nokia OYJ	239,441	849,559
Nordea Bank Abp	143,241	1,596,348
Orion OYJ, Class B	4,150	154,699
Sampo OYJ, Class A	18,363	783,296
Stora Enso OYJ, Class R	33,759	469,454
UPM-Kymmene OYJ	29,137	970,747
Valmet OYJ(1)	7,840	206,382
Wartsila OYJ Abp	24,526	372,734
		$ 8,956,764
France — 9.4%
Accor SA	12,606	$ 588,529
Air France-KLM(1)(2)	4,794	53,367
Air Liquide SA	29,849	6,210,041
Alstom SA(1)	16,577	252,441
Alten SA	1,634	238,477
Amundi SA(3)	2,563	176,044
Arkema SA	3,932	413,959
AXA SA	85,408	3,207,563
BioMerieux	2,430	268,014
BNP Paribas SA	50,717	3,610,790
Bouygues SA	11,747	479,569
Bureau Veritas SA	19,890	607,310
Capgemini SE	8,112	1,866,657
Carrefour SA	33,800	579,816
Cie de Saint-Gobain SA	40,129	3,114,560
Cie Generale des Etablissements Michelin SCA	38,601	1,479,320
Credit Agricole SA	63,423	946,140
Danone SA	38,636	2,497,617
Dassault Systemes SE	35,759	1,582,949
Edenred SE	15,482	826,657
Eiffage SA	3,806	431,951
Elis SA	12,454	283,060
Engie SA	97,866	1,639,974
EssilorLuxottica SA	16,153	3,653,995
Eurazeo SE	1,825	159,915
Eurofins Scientific SE	8,492	540,944
Forvia SE(2)	7,528	114,059
Getlink SE	19,320	328,950
Hermes International SCA	1,741	4,449,613
Ipsen SA	1,880	223,713
Kering SA	3,566	1,412,433
Legrand SA	14,405	1,525,442
L'Oreal SA	11,997	5,681,439
LVMH Moet Hennessy Louis Vuitton SE	13,049	11,741,438
Neoen SA(3)	3,811	107,887
Orange SA	92,947	1,093,058

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Pernod Ricard SA	12,201	$ 1,975,147
Publicis Groupe SA	13,862	1,511,242
Renault SA	11,932	602,090
Rexel SA	14,220	384,122
Safran SA	19,841	4,493,425
Sanofi SA	61,491	5,982,116
Sartorius Stedim Biotech(2)	1,493	425,843
Schneider Electric SE	30,505	6,896,460
SCOR SE	7,381	255,512
SEB SA	1,385	177,201
Societe Generale SA	36,877	988,046
Sodexo SA	4,875	417,901
SOITEC (2)	1,467	151,490
SPIE SA	6,201	233,099
Teleperformance SE	3,016	292,958
Thales SA	5,268	898,090
Valeo SE	12,712	158,929
Veolia Environnement SA	34,994	1,138,418
Verallia SA(3)	4,023	156,410
Vinci SA	25,162	3,229,004
Vivendi SE	38,208	416,384
Wendel SE	1,441	147,069
Worldline SA(2)(3)	10,607	131,225
		$ 93,449,872
Germany — 6.6%
adidas AG	8,376	$ 1,871,439
Allianz SE	19,077	5,717,703
Bayerische Motoren Werke AG	19,505	2,250,463
Bechtle AG	4,581	242,125
Beiersdorf AG	4,879	710,368
BioNTech SE ADR(2)	3,242	299,074
Brenntag SE	7,141	601,851
Carl Zeiss Meditec AG	1,767	220,567
Commerzbank AG	48,184	662,250
Continental AG	6,015	434,192
Covestro AG(2)(3)	11,397	623,415
CTS Eventim AG & Co. KGaA	3,411	303,282
Daimler Truck Holding AG	27,954	1,416,562
Delivery Hero SE(2)(3)	8,407	240,393
Deutsche Boerse AG	9,121	1,867,888
Deutsche Lufthansa AG(2)	32,660	256,685
Deutsche Post AG	57,614	2,483,013
Deutsche Telekom AG	167,171	4,057,990
E.ON SE	116,258	1,618,534
Evonik Industries AG	13,622	269,445
GEA Group AG	9,201	389,019
Hannover Rueck SE	2,833	775,750
Heidelberg Materials AG	17,460	1,922,020
HelloFresh SE(2)	6,986	49,830
Henkel AG & Co. KGaA	4,827	347,802
Security	Shares	Value
Germany (continued)
HOCHTIEF AG	1,176	$ 136,655
Hugo Boss AG	2,656	156,541
Infineon Technologies AG	66,786	2,271,093
KION Group AG	3,562	187,374
Knorr-Bremse AG	3,492	264,116
Mercedes-Benz Group AG	49,750	3,961,937
Merck KGaA	6,823	1,203,136
MTU Aero Engines AG	3,234	820,226
Muenchener Rueckversicherungs-Gesellschaft AG	6,736	3,288,114
Nemetschek SE	2,636	260,919
Puma SE	4,756	215,239
Qiagen NV(2)	10,723	460,982
SAP SE	53,124	10,344,244
Scout24 SE(3)	4,026	303,312
Siemens AG	38,762	7,401,172
Siemens Energy AG(2)	30,267	555,513
Siemens Healthineers AG(2)(3)	13,760	841,528
Symrise AG	7,323	876,643
Talanx AG	3,112	246,523
thyssenkrupp AG	63,377	339,981
Volkswagen AG	1,566	239,219
Vonovia SE	40,984	1,211,150
Wacker Chemie AG	866	97,679
Zalando SE(2)(3)	11,463	327,787
		$ 65,642,743
Hong Kong — 1.3%
AIA Group Ltd.	634,583	$ 4,268,569
BOC Hong Kong Holdings Ltd.	191,350	513,065
Chow Tai Fook Jewellery Group Ltd.	128,000	189,028
CK Infrastructure Holdings Ltd.	31,500	184,491
CLP Holdings Ltd.	111,000	885,363
ESR Group Ltd.(1)(3)	133,400	142,922
Hang Lung Properties Ltd.	98,000	100,778
Hang Seng Bank Ltd.	41,079	450,296
Henderson Land Development Co. Ltd.	71,355	203,765
HKT Trust & HKT Ltd.	172,000	200,687
Hong Kong Exchanges & Clearing Ltd.	67,499	1,966,803
Hongkong Land Holdings Ltd.	62,000	190,370
MTR Corp. Ltd.	103,876	343,201
New World Development Co. Ltd.	61,250	64,758
Sino Land Co. Ltd.	178,000	185,053
Sun Hung Kai Properties Ltd.	85,301	823,980
Swire Pacific Ltd., Class A	24,393	200,812
Swire Properties Ltd.	51,000	107,275
Techtronic Industries Co. Ltd.	80,993	1,100,522
WH Group Ltd.(3)	535,041	353,170
Wharf Holdings Ltd.(1)	63,779	209,667
Wharf Real Estate Investment Co. Ltd.	88,000	286,519
Xinyi Glass Holdings Ltd.	198,000	210,122
		$ 13,181,216

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland — 1.7%
AIB Group PLC	88,037	$ 446,914
Aon PLC, Class A	10,481	3,497,719
Bank of Ireland Group PLC	50,024	510,499
CRH PLC	50,142	4,327,755
DCC PLC	13,726	998,650
ICON PLC(2)	4,771	1,602,817
James Hardie Industries PLC CDI(2)	56,766	2,281,619
Kerry Group PLC, Class A	9,995	856,432
Kingspan Group PLC	21,214	1,932,094
Smurfit Kappa Group PLC	14,546	664,814
		$ 17,119,313
Israel — 0.5%
Bank Hapoalim BM	79,259	$ 742,771
Bank Leumi Le-Israel BM	104,860	871,647
Check Point Software Technologies Ltd.(2)	6,501	1,066,229
CyberArk Software Ltd.(2)	3,011	799,812
Mizrahi Tefahot Bank Ltd.	10,489	393,229
Nice Ltd.(2)	4,619	1,202,053
		$ 5,075,741
Italy — 1.9%
A2A SpA	77,405	$ 139,636
Amplifon SpA	8,729	318,195
Assicurazioni Generali SpA	56,278	1,424,588
Banco BPM SpA	68,872	458,224
Brembo SpA	8,435	107,940
Brunello Cucinelli SpA	1,844	210,747
DiaSorin SpA	1,327	128,062
Enel SpA	477,372	3,151,369
FinecoBank Banca Fineco SpA	35,236	527,722
Hera SpA	48,247	170,007
Infrastrutture Wireless Italiane SpA(3)	24,796	281,384
Interpump Group SpA	4,690	228,576
Intesa Sanpaolo SpA	871,222	3,163,001
Italgas SpA	25,167	146,617
Mediobanca Banca di Credito Finanziario SpA	26,487	394,695
Moncler SpA	13,054	974,099
Nexi SpA(2)(3)	39,465	250,043
Poste Italiane SpA(3)	24,116	302,034
PRADA SpA	34,400	272,941
Prysmian SpA	17,601	917,961
Recordati Industria Chimica e Farmaceutica SpA	5,927	327,276
Reply SpA	1,162	164,437
Snam SpA	122,821	579,924
Telecom Italia SpA(2)	498,725	121,068
Terna - Rete Elettrica Nazionale	82,770	684,153
UniCredit SpA	90,539	3,438,606
		$ 18,883,305
Security	Shares	Value
Japan — 17.2%
Advantest Corp.	42,200	$ 1,874,645
Aeon Co. Ltd.	33,379	791,813
AGC, Inc.	24,855	901,797
Aisin Corp.	8,600	351,420
Ajinomoto Co., Inc.	30,908	1,154,216
ANA Holdings, Inc.	9,256	193,443
Asahi Group Holdings Ltd.	32,900	1,208,083
Astellas Pharma, Inc.	98,171	1,054,626
Bandai Namco Holdings, Inc.	31,325	581,240
BayCurrent Consulting, Inc.	7,900	155,286
Bridgestone Corp.	34,900	1,546,758
Canon, Inc.	58,068	1,730,139
Central Japan Railway Co.	41,835	1,038,986
Chugai Pharmaceutical Co. Ltd.	35,856	1,370,251
Dai Nippon Printing Co. Ltd.	15,929	487,836
Daifuku Co. Ltd.	18,100	433,846
Dai-ichi Life Holdings, Inc.	45,494	1,160,303
Daiichi Sankyo Co. Ltd.	98,539	3,135,400
Daikin Industries Ltd.	18,100	2,471,386
Daito Trust Construction Co. Ltd.	3,600	410,698
Daiwa House Industry Co. Ltd.	30,092	895,700
Daiwa Securities Group, Inc.	62,800	477,804
Denso Corp.	113,788	2,179,230
Dentsu Group, Inc.	13,500	374,851
Disco Corp.	5,600	2,046,987
East Japan Railway Co.	52,578	1,008,716
Eisai Co. Ltd.	14,425	594,148
FANUC Corp.	56,455	1,574,895
Fast Retailing Co. Ltd.	10,026	3,106,316
Fuji Electric Co. Ltd.	8,500	570,388
FUJIFILM Holdings Corp.	60,600	1,360,749
Fujitsu Ltd.	97,480	1,560,070
GMO Payment Gateway, Inc.	1,600	103,626
Hamamatsu Photonics KK	8,221	289,842
Hankyu Hanshin Holdings, Inc.	14,200	407,415
Hikari Tsushin, Inc.	1,500	282,107
Hitachi Construction Machinery Co. Ltd.	5,500	165,943
Hoshizaki Corp.	5,600	204,326
HOYA Corp.	20,487	2,562,326
Hulic Co. Ltd.	19,900	204,380
Ibiden Co. Ltd.	6,900	309,029
Isuzu Motors Ltd.	31,300	423,096
Japan Airlines Co. Ltd.	7,300	138,610
Japan Exchange Group, Inc.	24,200	655,468
Japan Post Bank Co. Ltd.	73,800	793,004
Kao Corp.	26,063	973,928
KDDI Corp.	82,418	2,436,830
Keisei Electric Railway Co. Ltd.	8,900	361,920
Keyence Corp.	11,600	5,385,426
Kikkoman Corp.	41,045	526,793
Kintetsu Group Holdings Co. Ltd.	8,700	253,403

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kirin Holdings Co. Ltd.	49,900	$ 693,925
Komatsu Ltd.	53,246	1,575,590
Kose Corp.	1,600	85,742
Kubota Corp.	54,194	850,289
Kyocera Corp.	80,500	1,079,593
Kyowa Kirin Co. Ltd.	12,806	230,394
LY Corp.	151,700	384,250
M3, Inc.	24,900	358,344
Makita Corp.	11,792	335,135
MatsukiyoCocokara & Co.	17,100	274,573
McDonald's Holdings Co. (Japan) Ltd.	4,700	211,345
MEIJI Holdings Co. Ltd.	13,142	286,925
MINEBEA MITSUMI, Inc.	21,400	419,763
MISUMI Group, Inc.	19,100	266,082
Mitsubishi Chemical Group Corp.	72,560	442,200
Mitsubishi Electric Corp.	112,707	1,886,596
Mitsubishi Estate Co. Ltd.	58,308	1,063,887
Mitsubishi HC Capital, Inc.	43,000	299,909
Mitsubishi Heavy Industries Ltd.	189,000	1,712,971
Mitsubishi UFJ Financial Group, Inc.(4)	561,057	5,708,247
Mitsui Fudosan Co. Ltd.	141,300	1,523,421
Mizuho Financial Group, Inc.	122,358	2,419,666
MS&AD Insurance Group Holdings, Inc.	62,400	1,101,830
Murata Manufacturing Co. Ltd.	95,759	1,790,923
Nidec Corp.	23,680	981,992
Nintendo Co. Ltd.	59,690	3,256,962
Nippon Paint Holdings Co. Ltd.	54,745	394,010
Nippon Telegraph & Telephone Corp.	1,697,800	2,022,253
Nissan Chemical Corp.	9,100	344,672
Nissin Foods Holdings Co. Ltd.	13,497	372,087
Nitori Holdings Co. Ltd.	4,468	677,135
Nitto Denko Corp.	8,086	739,400
Nomura Holdings, Inc.	151,000	966,478
Nomura Research Institute Ltd.	21,400	604,523
NTT Data Group Corp.	31,135	494,982
Obayashi Corp.	39,100	464,916
Odakyu Electric Railway Co. Ltd.	25,500	351,513
Olympus Corp.	65,000	935,890
Omron Corp.	9,582	343,103
Ono Pharmaceutical Co. Ltd.	22,822	373,937
Oracle Corp. Japan	2,126	159,878
Oriental Land Co. Ltd.	80,885	2,591,209
ORIX Corp.	63,167	1,381,572
Osaka Gas Co. Ltd.	21,800	490,412
Otsuka Corp.	13,176	279,574
Otsuka Holdings Co. Ltd.	23,420	972,826
Panasonic Holdings Corp.	115,700	1,104,213
Rakuten Group, Inc.(2)	80,400	456,359
Recruit Holdings Co. Ltd.	98,479	4,323,895
Renesas Electronics Corp.	76,200	1,357,934
Resona Holdings, Inc.	108,233	667,198
Security	Shares	Value
Japan (continued)
Rohm Co. Ltd.	17,904	$ 287,158
SCREEN Holdings Co. Ltd.	4,600	596,412
Secom Co. Ltd.	13,700	993,976
Seiko Epson Corp.	16,200	283,379
Sekisui Chemical Co. Ltd.	19,172	280,498
Sekisui House Ltd.	31,170	709,980
SG Holdings Co. Ltd.	15,600	197,558
Shimadzu Corp.	11,526	321,046
Shin-Etsu Chemical Co. Ltd.	103,285	4,530,278
Shionogi & Co. Ltd.	16,854	861,269
Shiseido Co. Ltd.	21,797	598,119
SMC Corp.	3,432	1,936,196
SoftBank Corp.	158,900	2,045,828
SoftBank Group Corp.	55,490	3,295,293
Sompo Holdings, Inc.	47,211	989,545
Sony Group Corp.	65,600	5,625,247
Square Enix Holdings Co. Ltd.	3,700	142,694
Sumitomo Electric Industries Ltd.	40,273	624,043
Sumitomo Mitsui Financial Group, Inc.	66,253	3,873,992
Sumitomo Mitsui Trust Holdings, Inc.	33,432	720,346
Suntory Beverage & Food Ltd.	8,300	280,747
Sysmex Corp.	26,178	467,144
T&D Holdings, Inc.	26,419	459,273
Takeda Pharmaceutical Co. Ltd.	90,052	2,504,695
TDK Corp.	21,142	1,038,241
Terumo Corp.	70,292	1,286,249
TIS, Inc.	12,100	259,615
Tobu Railway Co. Ltd.	9,600	240,046
Toho Co. Ltd.	8,500	282,244
Tokio Marine Holdings, Inc.	91,500	2,868,181
Tokyo Electron Ltd.	25,478	6,635,721
Tokyo Gas Co. Ltd.	23,800	541,041
Tokyu Corp.	28,932	352,301
TOPPAN Holdings, Inc.	14,500	363,471
Toray Industries, Inc.	88,250	423,764
TOTO Ltd.	7,864	220,467
Toyota Industries Corp.	9,275	970,453
Toyota Motor Corp.	492,315	12,443,238
Trend Micro, Inc.	6,493	329,758
Unicharm Corp.	24,402	776,868
West Japan Railway Co.	25,220	525,589
Yakult Honsha Co. Ltd.	14,572	297,829
Yamaha Corp.	5,944	128,300
Yamaha Motor Co. Ltd.	50,175	462,190
Yamato Holdings Co. Ltd.	12,900	185,664
Yaskawa Electric Corp.	15,300	651,392
Zensho Holdings Co. Ltd.	6,300	261,985
ZOZO, Inc.	6,400	158,847
		$170,718,191

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands — 4.9%
Aalberts NV	5,731	$ 275,543
ABN AMRO Bank NV(3)	16,992	290,771
Adyen NV(1)(2)(3)	1,468	2,479,652
Aegon Ltd.	66,078	403,130
AerCap Holdings NV(2)	12,610	1,095,935
Akzo Nobel NV	8,978	670,813
Argenx SE(2)	2,873	1,132,746
ASM International NV	2,324	1,423,223
ASML Holding NV	19,260	18,671,819
ASR Nederland NV	6,938	340,030
BE Semiconductor Industries NV	3,494	535,206
Euronext NV(3)	3,924	373,447
Ferrovial SE	23,711	938,762
IMCD NV	2,903	510,957
ING Groep NV, Series N	156,771	2,580,964
JDE Peet's NV	6,901	144,956
Koninklijke Ahold Delhaize NV	54,632	1,634,687
Koninklijke KPN NV	188,863	706,424
Koninklijke Vopak NV	8,165	314,897
NN Group NV	13,281	613,118
NXP Semiconductors NV	12,623	3,127,601
Pluxee NV(2)	4,875	144,107
Prosus NV	71,492	2,237,726
Randstad NV	6,100	322,114
Stellantis NV	119,571	3,396,896
STMicroelectronics NV(5)	13,134	565,265
STMicroelectronics NV(5)	15,559	669,553
Universal Music Group NV	46,235	1,389,377
Wolters Kluwer NV	13,966	2,186,933
		$ 49,176,652
New Zealand — 0.2%
Auckland International Airport Ltd.	78,614	$ 392,352
Fisher & Paykel Healthcare Corp. Ltd.	26,716	409,307
Mercury NZ Ltd.	27,073	111,968
Meridian Energy Ltd.	60,330	213,053
Spark New Zealand Ltd.	95,568	272,091
Xero Ltd.(2)	6,564	569,948
		$ 1,968,719
Norway — 0.5%
AutoStore Holdings Ltd.(2)(3)	63,947	$ 118,281
DNB Bank ASA	52,489	1,043,352
Gjensidige Forsikring ASA	12,137	176,162
Kongsberg Gruppen ASA	5,633	388,947
Mowi ASA	34,904	641,141
Norsk Hydro ASA	185,681	1,020,389
Orkla ASA	62,474	441,236
Salmar ASA	5,001	330,057
Schibsted ASA, Class A	6,109	195,496
Telenor ASA	45,605	507,471
Security	Shares	Value
Norway (continued)
TOMRA Systems ASA	14,251	$ 223,070
Yara International ASA	11,885	376,862
		$ 5,462,464
Portugal — 0.1%
EDP - Energias de Portugal SA	180,224	$ 703,168
Jeronimo Martins SGPS SA	19,321	383,334
		$ 1,086,502
Singapore — 0.9%
CapitaLand Investment Ltd.	128,100	$ 254,195
DBS Group Holdings Ltd.	97,729	2,608,173
Flex Ltd.(2)	22,901	655,198
Grab Holdings Ltd., Class A(2)	120,254	377,597
Oversea-Chinese Banking Corp. Ltd.	175,971	1,758,278
Singapore Airlines Ltd.(1)	89,956	426,347
Singapore Exchange Ltd.	50,000	341,216
Singapore Technologies Engineering Ltd.	94,000	279,866
Singapore Telecommunications Ltd.	387,412	728,071
United Overseas Bank Ltd.	68,559	1,490,474
		$ 8,919,415
South Korea — 3.6%
Doosan Enerbility Co. Ltd.(2)	24,719	$ 321,426
Hana Financial Group, Inc.	15,371	672,909
HMM Co. Ltd.	17,532	205,071
HYBE Co. Ltd.	1,234	209,936
Hyundai Mobis Co. Ltd.	3,302	641,042
Hyundai Motor Co.	8,338	1,467,224
Kakao Corp.	15,141	612,007
KB Financial Group, Inc.	20,244	1,057,901
Kia Corp.	14,137	1,174,915
Krafton, Inc.(2)	1,357	252,018
KT Corp.	7,272	205,108
L&F Co. Ltd.(2)	1,636	214,206
LG Chem Ltd.	3,068	1,004,172
LG Electronics, Inc.	6,427	462,007
LG H&H Co. Ltd.	531	152,541
LG Innotek Co. Ltd.	636	93,380
Meritz Financial Group, Inc.	4,993	303,599
NAVER Corp.	7,777	1,080,440
NCSoft Corp.	845	129,266
POSCO Holdings, Inc.	7,874	2,466,358
Samsung Biologics Co. Ltd.(2)(3)	1,060	656,061
Samsung C&T Corp.	4,647	552,618
Samsung Electro-Mechanics Co. Ltd.	3,347	372,924
Samsung Electronics Co. Ltd.	270,235	16,240,446
Samsung Life Insurance Co. Ltd.	4,125	292,627
Samsung SDS Co. Ltd.	2,354	286,025
Shinhan Financial Group Co. Ltd.	20,170	711,498
SK Hynix, Inc.	28,675	3,798,729

11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Woori Financial Group, Inc.	32,388	$ 351,319
		$ 35,987,773
Spain — 2.1%
Acciona SA	1,468	$ 178,657
Aena SME SA(3)	4,206	828,386
Amadeus IT Group SA	22,054	1,415,793
Banco Bilbao Vizcaya Argentaria SA(1)	267,558	3,186,212
Banco de Sabadell SA	276,934	435,666
Banco Santander SA	733,403	3,582,255
Bankinter SA(1)	23,595	172,880
CaixaBank SA(1)	177,333	860,522
Cellnex Telecom SA(2)(3)	26,856	950,023
EDP Renovaveis SA	12,245	165,824
Enagas SA	29,407	436,865
Endesa SA	13,380	248,085
Grifols SA(2)	12,573	113,093
Iberdrola SA	302,041	3,751,456
Industria de Diseno Textil SA	53,595	2,698,844
International Consolidated Airlines Group SA(2)	140,926	314,249
Naturgy Energy Group SA	5,676	123,184
Redeia Corp. SA	17,781	303,718
Telefonica SA	246,260	1,087,545
		$ 20,853,257
Sweden — 2.7%
AAK AB	8,764	$ 208,262
AddTech AB, Class B	11,587	263,606
Alfa Laval AB	14,396	565,681
Assa Abloy AB, Class B	50,378	1,445,763
Atlas Copco AB, Class A	135,942	2,295,863
Axfood AB	5,804	168,712
Beijer Ref AB(1)	17,537	260,388
Boliden AB	37,192	1,032,733
Castellum AB(2)	19,997	262,994
Epiroc AB, Class A	34,648	650,431
EQT AB	16,376	518,456
Essity AB, Class B(1)	31,088	738,468
Fortnox AB	21,804	136,205
Getinge AB, Class B	10,883	218,889
H & M Hennes & Mauritz AB, Class B(1)	29,152	475,355
Hexagon AB, Class B	95,670	1,130,908
Holmen AB, Class B(2)	6,436	261,816
Husqvarna AB, Class B	19,098	163,422
Industrivarden AB, Class A	6,092	209,502
Indutrade AB(2)	14,507	395,124
Investment AB Latour, Class B	5,932	155,944
Investor AB, Class B	85,591	2,147,847
Kinnevik AB, Class B(2)	9,659	108,329
L E Lundbergforetagen AB, Class B	4,524	244,875
Lifco AB, Class B	12,322	321,781
Security	Shares	Value
Sweden (continued)
Nibe Industrier AB, Class B	84,300	$ 414,537
Saab AB, Class B	3,993	355,189
Sagax AB, Class B	10,955	288,996
Sandvik AB	55,204	1,225,571
Skandinaviska Enskilda Banken AB, Class A	73,889	1,001,013
Skanska AB, Class B(1)	17,772	316,493
SKF AB, Class B(1)	19,064	389,188
Spotify Technology SA(2)	6,972	1,839,911
SSAB AB, Class A	116,016	857,267
Svenska Cellulosa AB SCA, Class B(1)	37,124	570,744
Svenska Handelsbanken AB, Class A	71,927	727,180
Sweco AB, Class B	8,161	91,808
Swedbank AB, Class A(1)	43,131	856,052
Swedish Orphan Biovitrum AB(2)	7,933	198,008
Tele2 AB, Class B	26,729	219,484
Telia Co. AB	108,966	279,275
Trelleborg AB, Class B	12,703	454,233
Volvo AB, Class B	89,135	2,415,688
		$ 26,881,991
Switzerland — 8.6%
ABB Ltd.	79,208	$ 3,674,483
Adecco Group AG	9,536	377,266
Alcon, Inc.	22,897	1,893,843
Avolta AG(2)	4,955	206,313
Bachem Holding AG	1,448	138,665
Baloise Holding AG	2,120	332,428
Banque Cantonale Vaudoise	1,552	180,554
Barry Callebaut AG	180	261,468
Belimo Holding AG	579	284,165
BKW AG	797	122,471
Chocoladefabriken Lindt & Spruengli AG PC	53	634,347
Chubb Ltd.	17,227	4,464,032
Cie Financiere Richemont SA, Class A	24,137	3,674,627
Clariant AG(2)	7,779	105,250
Coca-Cola HBC AG	11,049	349,151
DKSH Holding AG	1,524	103,755
DSM-Firmenich AG	8,501	966,836
Emmi AG	100	99,220
Flughafen Zurich AG	1,193	270,896
Galenica AG(3)	2,120	176,906
Garmin Ltd.	6,627	986,561
Geberit AG	4,093	2,418,896
Georg Fischer AG	3,626	268,927
Givaudan SA	443	1,972,120
Helvetia Holding AG	1,201	165,583
Holcim AG	40,402	3,660,289
Julius Baer Group Ltd.	8,751	507,544
Kuehne & Nagel International AG	2,584	718,917
Logitech International SA	7,800	698,952
Lonza Group AG	3,535	2,112,510

12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Nestle SA	135,374	$ 14,383,482
Novartis AG	89,895	8,707,085
On Holding AG, Class A(1)(2)	7,568	267,756
Partners Group Holding AG	898	1,282,780
PSP Swiss Property AG	1,851	242,645
Roche Holding AG	33,954	8,669,097
Schindler Holding AG	3,040	741,782
SFS Group AG	841	110,579
SGS SA(2)	8,187	794,814
SIG Group AG	13,847	307,047
Sika AG	7,669	2,281,912
Sonova Holding AG	2,244	649,847
Straumann Holding AG	5,269	840,709
Swatch Group AG	1,344	313,531
Swiss Life Holding AG	1,304	914,615
Swiss Prime Site AG	3,251	306,657
Swiss Re AG	12,755	1,640,738
Swisscom AG(2)	1,188	727,121
TE Connectivity Ltd.	15,461	2,245,556
Tecan Group AG	543	224,981
Temenos AG	2,695	192,774
UBS Group AG	129,364	3,983,237
VAT Group AG(3)	1,296	669,506
Zurich Insurance Group AG	6,260	3,381,742
		$ 85,706,968
Taiwan — 5.1%
Accton Technology Corp.	30,000	$ 429,915
Advantech Co. Ltd.	27,246	346,632
Airtac International Group	8,000	277,354
ASE Technology Holding Co. Ltd.	163,904	795,605
Cathay Financial Holding Co. Ltd.	481,973	726,321
Chailease Holding Co. Ltd.	70,824	379,508
Chang Hwa Commercial Bank Ltd.	231,896	131,489
Chunghwa Telecom Co. Ltd.	198,055	777,986
CTBC Financial Holding Co. Ltd.	895,000	905,881
Delta Electronics, Inc.	98,319	1,052,296
E Ink Holdings, Inc.	46,000	326,417
E.Sun Financial Holding Co. Ltd.	617,822	523,923
Eva Airways Corp.	107,000	105,679
Evergreen Marine Corp. Taiwan Ltd.	49,200	270,796
Far Eastern New Century Corp.	149,000	153,815
Far EasTone Telecommunications Co. Ltd.	78,073	197,286
Feng TAY Enterprise Co. Ltd.	42,280	208,624
First Financial Holding Co. Ltd.	571,936	493,143
Fubon Financial Holding Co. Ltd.	392,227	849,028
Global Unichip Corp.	4,000	152,436
Globalwafers Co. Ltd.	13,000	225,702
Hotai Motor Co. Ltd.	20,320	410,685
Hua Nan Financial Holdings Co. Ltd.	389,937	278,945
Largan Precision Co. Ltd.	5,000	379,540
Security	Shares	Value
Taiwan (continued)
Lite-On Technology Corp.	129,000	$ 427,627
MediaTek, Inc.	75,883	2,749,567
Mega Financial Holding Co. Ltd.	534,018	671,491
Nan Ya Printed Circuit Board Corp.	9,000	55,679
Nanya Technology Corp.	53,000	111,932
Novatek Microelectronics Corp.	28,000	515,474
President Chain Store Corp.	29,828	247,342
Quanta Computer, Inc.	138,398	1,211,947
Realtek Semiconductor Corp.	26,000	452,769
Shanghai Commercial & Savings Bank Ltd.	252,081	380,003
SinoPac Financial Holdings Co. Ltd.	581,721	390,663
Taishin Financial Holding Co. Ltd.	666,403	373,718
Taiwan Cement Corp.	960,000	950,168
Taiwan Mobile Co. Ltd.	90,748	289,099
Taiwan Semiconductor Manufacturing Co. Ltd.	1,133,240	27,148,124
Unimicron Technology Corp.	62,000	368,601
Uni-President Enterprises Corp.	270,000	644,309
United Microelectronics Corp.	598,000	971,177
Voltronic Power Technology Corp.	4,000	206,309
Walsin Lihwa Corp.	128,000	149,557
Wan Hai Lines Ltd.	57,270	78,925
Wiwynn Corp.	6,000	410,858
Yageo Corp.	19,326	358,619
Yang Ming Marine Transport Corp.	122,000	168,433
Yuanta Financial Holding Co. Ltd.	596,973	561,690
		$ 50,293,087
United Kingdom — 12.3%
3i Group PLC	49,760	$ 1,764,360
abrdn PLC	92,079	164,027
Admiral Group PLC	13,393	479,974
Amcor PLC	89,494	851,088
Anglo American PLC	125,669	3,096,838
Antofagasta PLC	46,769	1,201,309
Ashtead Group PLC	25,807	1,838,211
Associated British Foods PLC	21,710	684,969
AstraZeneca PLC	79,408	10,667,971
Auto Trader Group PLC(3)	51,638	456,010
Aviva PLC	138,035	866,127
B&M European Value Retail SA	48,687	335,640
BAE Systems PLC	187,813	3,201,351
Barratt Developments PLC	56,017	336,219
Beazley PLC	33,360	280,521
Berkeley Group Holdings PLC	6,369	382,652
BP PLC	1,021,591	6,408,874
BT Group PLC	373,220	516,521
Bunzl PLC	18,292	703,832
Burberry Group PLC	18,236	278,944
Centrica PLC	305,679	492,772
Clarivate PLC(2)	20,945	155,621
Coca-Cola Europacific Partners PLC	13,307	930,825

13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Compass Group PLC	112,625	$ 3,303,589
ConvaTec Group PLC(3)	109,730	396,405
Croda International PLC	8,092	500,696
Diageo PLC	140,010	5,180,680
Diploma PLC	7,669	360,224
DS Smith PLC	75,730	378,812
Ferguson PLC	11,208	2,448,163
GSK PLC	220,382	4,731,685
Haleon PLC	343,530	1,439,657
Halma PLC	22,785	680,368
Hargreaves Lansdown PLC	17,001	157,787
Hikma Pharmaceuticals PLC	8,655	209,373
Hiscox Ltd.	17,115	268,123
Howden Joinery Group PLC	34,711	397,343
HSBC Holdings PLC	958,594	7,493,161
IMI PLC	14,841	339,989
Inchcape PLC	18,821	172,315
Informa PLC	95,118	997,979
InterContinental Hotels Group PLC	10,814	1,123,703
Intermediate Capital Group PLC	13,780	356,922
Intertek Group PLC	10,313	649,181
Investec PLC	30,875	206,994
J Sainsbury PLC	106,705	364,337
JD Sports Fashion PLC	156,919	266,582
Johnson Matthey PLC	10,438	235,881
Kingfisher PLC	100,207	315,379
Legal & General Group PLC	315,815	1,014,611
Linde PLC	25,416	11,801,157
Lloyds Banking Group PLC	3,274,332	2,141,398
London Stock Exchange Group PLC	22,667	2,712,198
M&G PLC	133,855	372,564
Marks & Spencer Group PLC	102,570	343,494
Melrose Industries PLC	76,505	649,596
Mondi PLC	24,924	438,994
National Grid PLC	207,484	2,795,639
Next PLC	6,721	783,430
Pearson PLC	45,751	602,425
Persimmon PLC	18,827	312,161
Phoenix Group Holdings PLC	45,305	316,340
Prudential PLC	136,513	1,280,297
Reckitt Benckiser Group PLC	39,340	2,242,578
RELX PLC	121,191	5,226,413
Rentokil Initial PLC	168,068	999,250
Rightmove PLC	51,908	359,788
RS Group PLC	26,415	242,201
Sage Group PLC	58,604	936,612
Schroders PLC	52,561	249,709
Severn Trent PLC	13,938	434,911
Smith & Nephew PLC	49,984	625,749
Smiths Group PLC	22,692	470,371
Spectris PLC	5,934	246,912
Security	Shares	Value
United Kingdom (continued)
Spirax-Sarco Engineering PLC	4,253	$ 539,604
SSE PLC	59,589	1,242,310
St. James's Place PLC	29,428	172,644
Standard Chartered PLC	107,594	912,152
Tate & Lyle PLC	22,950	178,737
Taylor Wimpey PLC	220,021	380,387
Tesco PLC	465,799	1,744,637
Unilever PLC	137,947	6,925,188
United Utilities Group PLC	39,725	516,172
Vodafone Group PLC	1,321,541	1,172,106
Weir Group PLC	16,294	416,218
Whitbread PLC	12,863	537,775
Wise PLC, Class A(2)	25,324	296,021
WPP PLC	69,876	662,224
		$122,364,957
United States — 0.1%
Arcadium Lithium PLC, CDI(2)	77,024	$ 339,815
Janus Henderson Group PLC	6,797	223,553
		$ 563,368
Total Common Stocks (identified cost $811,400,041)		$986,679,229

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(1)(2)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 0.8%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	1,216,931	$ 1,216,931
Total Affiliated Fund (identified cost $1,216,931)		$ 1,216,931

14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(7)	6,589,718	$ 6,589,718
Total Securities Lending Collateral (identified cost $6,589,718)		$ 6,589,718
Total Short-Term Investments (identified cost $7,806,649)		$ 7,806,649

Total Investments — 100.0% (identified cost $819,206,690)	$994,485,878
Other Assets, Less Liabilities — 0.0%(8)	$ 460,641
Net Assets — 100.0%	$994,946,519

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $19,539,965.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $12,641,837 or 1.3% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Amount is less than 0.05%.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.7%
Industrials	15.8
Information Technology	15.6
Health Care	10.6
Consumer Discretionary	10.3
Materials	8.2
Consumer Staples	7.6
Communication Services	4.4
Utilities	2.8
Energy	1.2
Real Estate	1.0
Total	99.2%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate

15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $815,014,259) - including $19,539,965 of securities on loan	$ 987,560,700
Investments in securities of affiliated issuers, at value (identified cost $4,192,431)	6,925,178
Cash	4,841
Cash denominated in foreign currency, at value (cost $1,518,584)	1,514,101
Receivable for capital shares sold	1,240,026
Dividends receivable	3,048,010
Dividends receivable - affiliated	74,707
Securities lending income receivable	30,270
Tax reclaims receivable	1,497,060
Receivable from affiliates	150,391
Directors' deferred compensation plan	69,845
Total assets	$1,002,115,129
Liabilities
Payable for capital shares redeemed	$ 56,625
Deposits for securities loaned	6,589,718
Payable to affiliates:
Investment advisory fee	100,067
Administrative fee	100,242
Distribution and service fees	18,613
Sub-transfer agency fee	5,210
Directors' deferred compensation plan	69,845
Accrued expenses	228,290
Total liabilities	$ 7,168,610
Net Assets	$ 994,946,519
Sources of Net Assets
Paid-in capital	$ 873,318,288
Distributable earnings	121,628,231
Net Assets	$ 994,946,519
Class A Shares
Net Assets	$ 88,482,518
Shares Outstanding	2,943,420
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 30.06
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 31.56
Class I Shares
Net Assets	$ 759,401,582
Shares Outstanding	24,914,843
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 30.48
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 147,062,419
Shares Outstanding	4,831,692
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 30.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $1,034,144)	$ 9,015,907
Dividend income - affiliated issuers (net of foreign taxes withheld of $7,608)	115,510
Securities lending income, net	68,808
Total investment income	$ 9,200,225
Expenses
Investment advisory fee	$ 543,249
Administrative fee	543,249
Distribution and service fees:
Class A	101,358
Directors' fees and expenses	24,237
Custodian fees	73,636
Transfer agency fees and expenses	299,799
Accounting fees	106,519
Professional fees	28,621
Registration fees	54,757
Reports to shareholders	8,368
Miscellaneous	85,161
Total expenses	$ 1,868,954
Waiver and/or reimbursement of expenses by affiliates	$ (470,191)
Net expenses	$ 1,398,763
Net investment income	$ 7,801,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,112,472)
Investment securities - affiliated issuers	24,612
Foreign currency transactions	(24,617)
Net realized loss	$ (1,112,477)
Change in unrealized appreciation (depreciation):
Investment securities	$ 148,138,470
Investment securities - affiliated issuers	941,399
Foreign currency	18,794
Net change in unrealized appreciation (depreciation)	$149,098,663
Net realized and unrealized gain	$147,986,186
Net increase in net assets from operations	$155,787,648
18
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,801,462	$ 18,389,132
Net realized loss	(1,112,477)	(22,003,202)
Net change in unrealized appreciation (depreciation)	149,098,663	147,030,920
Net increase in net assets from operations	$155,787,648	$143,416,850
Distributions to shareholders:
Class A	$ (1,505,980)	$ (1,253,239)
Class I	(14,152,729)	(9,691,079)
Class R6	(2,748,596)	(2,227,475)
Total distributions to shareholders	$ (18,407,305)	$ (13,171,793)
Capital share transactions:
Class A	$ 3,125,321	$ 21,038,406
Class I	32,691,373	55,506,379
Class R6	7,927,832	4,535,080
Net increase in net assets from capital share transactions	$ 43,744,526	$ 81,079,865
Net increase in net assets	$181,124,869	$211,324,922
Net Assets
At beginning of period	$ 813,821,650	$ 602,496,728
At end of period	$994,946,519	$813,821,650
19
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 25.84	$ 21.21	$ 29.79	$ 24.08	$ 22.81	$ 23.18
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.57	$ 0.61	$ 0.61	$ 0.40	$ 0.56
Net realized and unrealized gain (loss)	4.52	4.50	(8.64)	5.33	1.26	(0.51)
Total income (loss) from operations	$ 4.73	$ 5.07	$ (8.03)	$ 5.94	$ 1.66	$ 0.05
Less Distributions
From net investment income	$ (0.51)	$ (0.44)	$ (0.55)	$ (0.23)	$ (0.39)	$ (0.42)
Total distributions	$ (0.51)	$ (0.44)	$ (0.55)	$ (0.23)	$ (0.39)	$ (0.42)
Net asset value — End of period	$ 30.06	$ 25.84	$ 21.21	$ 29.79	$ 24.08	$ 22.81
Total Return(2)	18.45% (3)	24.06%	(27.50)%	24.74%	7.31%	0.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,483	$72,919	$40,139	$43,359	$25,497	$34,344
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65% (5)	0.65%	0.65%	0.67%	0.74%	0.89%
Net expenses	0.54% (5)(6)	0.54% (6)	0.54% (6)	0.54%	0.54%	0.57%
Net investment income	1.49% (5)	2.21%	2.27%	2.11%	1.77%	2.56%
Portfolio Turnover	3% (3)	20%	14%	13%	18%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
20
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 26.22	$ 21.49	$ 30.17	$ 24.43	$ 23.12	$ 23.47
Income (Loss) From Operations
Net investment income(1)	$ 0.24	$ 0.64	$ 0.69	$ 0.72	$ 0.51	$ 0.60
Net realized and unrealized gain (loss)	4.60	4.56	(8.75)	5.37	1.22	(0.50)
Total income (loss) from operations	$ 4.84	$ 5.20	$ (8.06)	$ 6.09	$ 1.73	$ 0.10
Less Distributions
From net investment income	$ (0.58)	$ (0.47)	$ (0.62)	$ (0.35)	$ (0.42)	$ (0.45)
Total distributions	$ (0.58)	$ (0.47)	$ (0.62)	$ (0.35)	$ (0.42)	$ (0.45)
Net asset value — End of period	$ 30.48	$ 26.22	$ 21.49	$ 30.17	$ 24.43	$ 23.12
Total Return(2)	18.60% (3)	24.35%	(27.32)%	25.07%	7.55%	0.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$759,402	$621,740	$468,639	$481,361	$197,395	$67,854
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.40% (5)	0.40%	0.40%	0.42%	0.49%	0.64%
Net expenses	0.29% (5)(6)	0.29% (6)	0.29% (6)	0.29%	0.29%	0.29%
Net investment income	1.74% (5)	2.43%	2.52%	2.43%	2.22%	2.73%
Portfolio Turnover	3% (3)	20%	14%	13%	18%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
21
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 26.20	$ 21.48	$ 30.16	$ 24.43	$ 23.12	$ 21.50
Income (Loss) From Operations
Net investment income(2)	$ 0.25	$ 0.65	$ 0.69	$ 0.75	$ 0.49	$ 0.51
Net realized and unrealized gain (loss)	4.58	4.56	(8.74)	5.34	1.25	1.11
Total income (loss) from operations	$ 4.83	$ 5.21	$ (8.05)	$ 6.09	$ 1.74	$ 1.62
Less Distributions
From net investment income	$ (0.59)	$ (0.49)	$ (0.63)	$ (0.36)	$ (0.43)	$ —
Total distributions	$ (0.59)	$ (0.49)	$ (0.63)	$ (0.36)	$ (0.43)	$ —
Net asset value — End of period	$ 30.44	$ 26.20	$ 21.48	$ 30.16	$ 24.43	$ 23.12
Total Return(3)	18.61% (4)	24.44%	(27.30)%	25.08%	7.59%	7.54% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,062	$119,163	$93,719	$92,734	$29,215	$16,867
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.37% (6)	0.37%	0.37%	0.39%	0.46%	0.56% (6)
Net expenses	0.26% (6)(7)	0.26% (7)	0.26% (7)	0.26%	0.26%	0.26% (6)
Net investment income	1.77% (6)	2.47%	2.52%	2.52%	2.13%	3.40% (6)
Portfolio Turnover	3% (4)	20%	14%	13%	18%	51% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	For the year ended September 30, 2019.
22
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
23

Calvert
International Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 51,373,011	$ —	$ 51,373,011
Austria	—	2,583,841	—	2,583,841
Belgium	156,273	6,334,153	—	6,490,426
Canada	94,556,866	—	—	94,556,866
Denmark	—	29,382,787	—	29,382,787
Finland	—	8,956,764	—	8,956,764
France	—	93,449,872	—	93,449,872
Germany	760,056	64,882,687	—	65,642,743
Hong Kong	—	13,181,216	—	13,181,216
Ireland	5,100,536	12,018,777	—	17,119,313
Israel	1,866,041	3,209,700	—	5,075,741
Italy	—	18,883,305	—	18,883,305
Japan	—	170,718,191	—	170,718,191
Netherlands	4,367,643	44,809,009	—	49,176,652
New Zealand	—	1,968,719	—	1,968,719
Norway	—	5,462,464	—	5,462,464
Portugal	—	1,086,502	—	1,086,502
Singapore	1,032,795	7,886,620	—	8,919,415
South Korea	—	35,987,773	—	35,987,773
Spain	—	20,853,257	—	20,853,257
Sweden	1,839,911	25,042,080	—	26,881,991
Switzerland	7,963,905	77,743,063	—	85,706,968
Taiwan	—	50,293,087	—	50,293,087
United Kingdom	16,625,848	105,739,109	—	122,364,957
United States	223,553	339,815	—	563,368
Total Common Stocks	$134,493,427	$852,185,802 (1)	$ —	$986,679,229
Warrants	$ —	$ 0	$ —	$ 0
Short-Term Investments:
Affiliated Fund	1,216,931	—	—	1,216,931
Securities Lending Collateral	6,589,718	—	—	6,589,718
Total Investments	$142,300,076	$852,185,802	$ —	$994,485,878

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
24

Calvert
International Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $543,249.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $1,420 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $468,771.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $543,249.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $101,358 for Class A shares.
The Fund was informed that EVD received $4,888 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024.
The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
25

Calvert
International Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $10,127 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $57,639,255 and $27,410,241, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $28,602,878 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $14,441,206 are short-term and $14,161,672 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$848,741,690
Gross unrealized appreciation	$ 192,351,513
Gross unrealized depreciation	(46,607,325)
Net unrealized appreciation	$145,744,188
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $19,539,965 and the total value of collateral received was $20,748,260, comprised of cash of $6,589,718 and U.S. government and/or agencies securities of $14,158,542.
26

Calvert
International Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$6,589,718	$ —	$ —	$ —	$6,589,718
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $6,925,178, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$4,473,142	$ 497,847	$ (228,753)	$ 24,612	$ 941,399	$ 5,708,247	$ 68,474	561,057
Short-Term Investments
Liquidity Fund	5,693,673	40,206,118	(44,682,860)	—	—	1,216,931	47,036	1,216,931
Total				$24,612	$941,399	$6,925,178	$115,510
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
27

Calvert
International Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	442,750	$ 11,958,827	1,675,822	$ 40,209,100
Reinvestment of distributions	34,907	978,792	32,365	782,256
Shares redeemed	(355,847)	(9,812,298)	(778,671)	(19,952,950)
Net increase	121,810	$ 3,125,321	929,516	$ 21,038,406
Class I
Shares sold	3,001,600	$ 83,019,696	8,917,762	$ 232,117,274
Reinvestment of distributions	462,357	13,135,560	373,831	9,151,390
Shares redeemed	(2,258,818)	(63,463,883)	(7,388,558)	(185,762,285)
Net increase	1,205,139	$ 32,691,373	1,903,035	$ 55,506,379
Class R6
Shares sold	507,441	$ 14,335,678	894,776	$ 23,011,517
Reinvestment of distributions	95,720	2,715,582	86,724	2,120,397
Shares redeemed	(320,144)	(9,123,428)	(795,154)	(20,596,834)
Net increase	283,017	$ 7,927,832	186,346	$ 4,535,080
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
28

Calvert
International Responsible Index Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
29

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
31

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
33

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24196     3.31.24

Calvert
US Large-Cap Value Responsible Index Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
US Large-Cap Value Responsible Index Fund

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	21.08%	19.48%	10.23%	8.43%
Class A with 4.75% Maximum Sales Charge	—	—	15.33	13.80	9.16	7.83
Class I at NAV	06/19/2015	06/19/2015	21.26	19.76	10.50	8.74
Class R6 at NAV	02/01/2022	06/19/2015	21.30	19.83	10.52	8.75

Russell 1000® Value Index	—	—	19.34%	20.27%	10.30%	8.91%
Calvert US Large-Cap Value Responsible Index	—	—	21.46	20.08	10.76	9.01

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.63%	0.38%	0.33%
Net	0.49	0.24	0.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
JPMorgan Chase & Co.	4.4%
Bank of America Corp.	2.1
Wells Fargo & Co.	1.7
Walmart, Inc.	1.5
Verizon Communications, Inc.	1.4
Intel Corp.	1.4
UnitedHealth Group, Inc.	1.4
Pfizer, Inc.	1.3
Uber Technologies, Inc.	1.3
Goldman Sachs Group, Inc.	1.1
Total	17.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Calvert US Large-Cap Value Responsible Index (the “Calvert Index”) is composed of common stocks of large value companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class's inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,210.80	$2.71 **	0.49%
Class I	$1,000.00	$1,212.60	$1.33 **	0.24%
Class R6	$1,000.00	$1,213.00	$1.05 **	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.55	$2.48 **	0.49%
Class I	$1,000.00	$1,023.80	$1.21 **	0.24%
Class R6	$1,000.00	$1,024.05	$0.96 **	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.3%
Curtiss-Wright Corp.	8,106	$ 2,074,650
Hexcel Corp.	19,241	1,401,707
Woodward, Inc.	8,825	1,360,109
		$ 4,836,466
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	24,202	$ 1,842,740
FedEx Corp.	40,802	11,821,972
GXO Logistics, Inc.(1)	17,473	939,348
United Parcel Service, Inc., Class B	87,603	13,020,434
		$ 27,624,494
Automobile Components — 0.4%
Aptiv PLC(1)	12,845	$ 1,023,104
Autoliv, Inc.	20,699	2,492,781
BorgWarner, Inc.	61,932	2,151,518
Lear Corp.	14,296	2,071,204
		$ 7,738,607
Automobiles — 1.4%
Ford Motor Co.	769,912	$ 10,224,432
General Motors Co.	260,252	11,802,428
Harley-Davidson, Inc.	33,374	1,459,779
Rivian Automotive, Inc., Class A(1)(2)	172,594	1,889,904
Thor Industries, Inc.	12,345	1,448,562
		$ 26,825,105
Banks — 13.9%
Bank of America Corp.	1,052,202	$ 39,899,500
Bank OZK	21,968	998,665
BOK Financial Corp.	5,835	536,820
Citigroup, Inc.	319,001	20,173,623
Citizens Financial Group, Inc.	90,755	3,293,499
Columbia Banking System, Inc.	43,610	843,853
Comerica, Inc.	25,087	1,379,534
Commerce Bancshares, Inc.	26,529	1,411,343
Cullen/Frost Bankers, Inc.	12,572	1,415,230
East West Bancorp, Inc.	27,064	2,141,033
F.N.B. Corp.	65,837	928,302
Fifth Third Bancorp	135,384	5,037,639
First Citizens Bancshares, Inc., Class A	2,333	3,814,455
First Financial Bankshares, Inc.	27,824	912,905
First Horizon Corp.	112,700	1,735,580
Home BancShares, Inc.	35,935	882,923
Huntington Bancshares, Inc.	286,103	3,991,137
JPMorgan Chase & Co.	417,865	83,698,359
KeyCorp	186,481	2,948,265
M&T Bank Corp.	32,993	4,798,502
Security	Shares	Value
Banks (continued)
New York Community Bancorp, Inc.	149,102	$ 480,108
Old National Bancorp	54,865	955,200
Pinnacle Financial Partners, Inc.	16,044	1,377,859
PNC Financial Services Group, Inc.	74,654	12,064,086
Popular, Inc.	15,010	1,322,231
Prosperity Bancshares, Inc.	17,534	1,153,387
Regions Financial Corp.	185,426	3,901,363
SouthState Corp.	14,519	1,234,551
Synovus Financial Corp.	27,396	1,097,484
Truist Financial Corp.	261,308	10,185,786
U.S. Bancorp	284,597	12,721,486
United Bankshares, Inc.	28,248	1,010,996
Valley National Bancorp	90,441	719,910
Webster Financial Corp.	32,914	1,671,044
Wells Fargo & Co.	553,939	32,106,304
Western Alliance Bancorp	20,628	1,324,111
Wintrust Financial Corp.	12,546	1,309,677
Zions Bancorp NA	27,753	1,204,480
		$ 266,681,230
Beverages — 1.5%
Coca-Cola Co.	279,703	$ 17,112,230
Keurig Dr Pepper, Inc.	164,447	5,043,589
PepsiCo, Inc.	36,027	6,305,085
		$ 28,460,904
Biotechnology — 2.0%
ACADIA Pharmaceuticals, Inc.(1)	27,139	$ 501,800
Alkermes PLC(1)	28,863	781,321
Amgen, Inc.	52,372	14,890,407
Apellis Pharmaceuticals, Inc.(1)	21,922	1,288,575
Arrowhead Pharmaceuticals, Inc.(1)	22,926	655,684
Biogen, Inc.(1)	19,287	4,158,856
Blueprint Medicines Corp.(1)	3,876	367,677
Exact Sciences Corp.(1)	15,869	1,095,913
Gilead Sciences, Inc.	165,167	12,098,483
Ionis Pharmaceuticals, Inc.(1)	28,160	1,220,736
Sarepta Therapeutics, Inc.(1)	5,165	668,661
United Therapeutics Corp.(1)	3,590	824,695
		$ 38,552,808
Broadline Retail — 0.1%
Macy's, Inc.	49,276	$ 985,027
		$ 985,027
Building Products — 1.5%
Allegion PLC	4,497	$ 605,791
Carlisle Cos., Inc.	8,863	3,472,966
Carrier Global Corp.	125,340	7,286,014
Fortune Brands Innovations, Inc.	23,674	2,004,478

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Masco Corp.	15,650	$ 1,234,472
Owens Corning	30,017	5,006,836
Trane Technologies PLC	24,267	7,284,953
UFP Industries, Inc.	12,131	1,492,234
Zurn Elkay Water Solutions Corp., Class C	9,865	330,182
		$ 28,717,926
Capital Markets — 6.1%
Affiliated Managers Group, Inc.	6,245	$ 1,045,850
Ameriprise Financial, Inc.	12,896	5,654,122
Bank of New York Mellon Corp.	153,344	8,835,681
BlackRock, Inc.	20,314	16,935,782
Carlyle Group, Inc.	39,887	1,871,099
Charles Schwab Corp.	211,126	15,272,855
CME Group, Inc.	63,076	13,579,632
Evercore, Inc., Class A	5,840	1,124,726
Franklin Resources, Inc.	55,090	1,548,580
Goldman Sachs Group, Inc.	52,652	21,992,214
Hamilton Lane, Inc., Class A	3,666	413,378
Houlihan Lokey, Inc.	3,676	471,226
Interactive Brokers Group, Inc., Class A	14,973	1,672,634
Intercontinental Exchange, Inc.	17,467	2,400,490
Invesco Ltd.	84,483	1,401,573
Jefferies Financial Group, Inc.	46,526	2,051,797
LPL Financial Holdings, Inc.	2,075	548,215
Nasdaq, Inc.	22,559	1,423,473
Northern Trust Corp.	40,539	3,604,728
Raymond James Financial, Inc.	37,633	4,832,830
State Street Corp.	61,325	4,741,649
Stifel Financial Corp.	21,255	1,661,503
T. Rowe Price Group, Inc.	35,140	4,284,269
Tradeweb Markets, Inc., Class A	2,500	260,425
		$ 117,628,731
Chemicals — 2.4%
Air Products and Chemicals, Inc.	21,355	$ 5,173,676
Ashland, Inc.	14,027	1,365,809
Axalta Coating Systems Ltd.(1)	25,148	864,840
Cabot Corp.	21,104	1,945,789
Celanese Corp.	32,936	5,660,381
Eastman Chemical Co.	43,555	4,365,082
Ecolab, Inc.	24,799	5,726,089
Element Solutions, Inc.	38,679	966,201
FMC Corp.	24,595	1,566,702
Huntsman Corp.	61,576	1,602,823
International Flavors & Fragrances, Inc.	63,134	5,428,893
Mosaic Co.	116,820	3,791,977
PPG Industries, Inc.	38,015	5,508,373
Sherwin-Williams Co.	5,481	1,903,716
		$ 45,870,351
Security	Shares	Value
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(1)	4,277	$ 861,003
Republic Services, Inc.	19,146	3,665,310
Stericycle, Inc.(1)	15,226	803,172
Tetra Tech, Inc.	3,270	604,002
Veralto Corp.	2,190	194,165
Vestis Corp.	17,012	327,821
Waste Management, Inc.	26,348	5,616,076
		$ 12,071,549
Communications Equipment — 1.0%
Ciena Corp.(1)	745	$ 36,840
Cisco Systems, Inc.	342,562	17,097,270
Juniper Networks, Inc.	54,371	2,014,989
Viasat, Inc.(1)(2)	7,736	139,944
		$ 19,289,043
Construction & Engineering — 0.4%
AECOM	29,488	$ 2,892,183
Comfort Systems USA, Inc.	941	298,965
EMCOR Group, Inc.	9,446	3,307,989
MasTec, Inc.(1)	6,580	613,585
Valmont Industries, Inc.	2,427	554,036
WillScot Mobile Mini Holdings Corp.(1)	8,235	382,927
		$ 8,049,685
Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	49,281	$ 2,196,454
Vulcan Materials Co.	4,275	1,166,733
		$ 3,363,187
Consumer Finance — 2.2%
Ally Financial, Inc.	52,963	$ 2,149,768
American Express Co.	63,918	14,553,489
Capital One Financial Corp.	72,873	10,850,061
Credit Acceptance Corp.(1)	397	218,965
Discover Financial Services	49,657	6,509,536
FirstCash Holdings, Inc.	6,226	794,064
OneMain Holdings, Inc.	23,240	1,187,332
SLM Corp.	40,867	890,492
SoFi Technologies, Inc.(1)	143,972	1,050,996
Synchrony Financial	80,499	3,471,117
		$ 41,675,820
Consumer Staples Distribution & Retail — 4.7%
Albertsons Cos., Inc., Class A	96,910	$ 2,077,750
BJ's Wholesale Club Holdings, Inc.(1)	20,188	1,527,222
Casey's General Stores, Inc.	9,241	2,942,796
Costco Wholesale Corp.	11,944	8,750,533
Dollar General Corp.	16,207	2,529,264
Dollar Tree, Inc.(1)	21,897	2,915,585

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	157,389	$ 8,991,634
Performance Food Group Co.(1)	43,329	3,234,077
Sprouts Farmers Market, Inc.(1)	24,929	1,607,422
Sysco Corp.	103,159	8,374,448
Target Corp.	75,223	13,330,268
U.S. Foods Holding Corp.(1)	68,008	3,670,392
Walmart, Inc.	491,898	29,597,503
		$ 89,548,894
Containers & Packaging — 1.6%
AptarGroup, Inc.	12,778	$ 1,838,626
Avery Dennison Corp.	14,179	3,165,462
Ball Corp.	21,280	1,433,421
Berry Global Group, Inc.	43,836	2,651,201
Crown Holdings, Inc.	42,671	3,382,104
Graphic Packaging Holding Co.	91,120	2,658,882
Packaging Corp. of America	26,924	5,109,637
Sealed Air Corp.	37,712	1,402,886
Silgan Holdings, Inc.	26,303	1,277,274
Sonoco Products Co.	37,998	2,197,804
WestRock Co.	95,389	4,716,986
		$ 29,834,283
Distributors — 0.3%
Genuine Parts Co.	23,225	$ 3,598,249
LKQ Corp.	49,795	2,659,551
		$ 6,257,800
Diversified Consumer Services — 0.1%
Service Corp. International	18,469	$ 1,370,585
		$ 1,370,585
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,170,758	$ 20,605,341
Verizon Communications, Inc.	662,010	27,777,939
		$ 48,383,280
Electric Utilities — 2.9%
Alliant Energy Corp.	75,649	$ 3,812,710
Avangrid, Inc.	21,037	766,588
Constellation Energy Corp.	43,856	8,106,782
Evergy, Inc.	67,264	3,590,552
Eversource Energy	95,606	5,714,371
Exelon Corp.	217,135	8,157,762
IDACORP, Inc.	14,927	1,386,569
NextEra Energy, Inc.	243,238	15,545,341
PNM Resources, Inc.	20,211	760,742
Portland General Electric Co.	30,248	1,270,416
Xcel Energy, Inc.	128,086	6,884,622
		$ 55,996,455
Security	Shares	Value
Electrical Equipment — 1.9%
Acuity Brands, Inc.	7,398	$ 1,988,065
AMETEK, Inc.	7,285	1,332,427
Atkore, Inc.	250	47,590
Eaton Corp. PLC	36,778	11,499,745
Emerson Electric Co.	68,819	7,805,451
EnerSys	4,521	427,054
Hubbell, Inc.	5,140	2,133,357
nVent Electric PLC	36,508	2,752,703
Regal Rexnord Corp.	18,235	3,284,123
Rockwell Automation, Inc.	8,162	2,377,835
Sensata Technologies Holding PLC	43,259	1,589,336
Sunrun, Inc.(1)	37,757	497,637
		$ 35,735,323
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.(1)	9,798	$ 1,268,449
Avnet, Inc.	16,955	840,629
Belden, Inc.	10,585	980,277
CDW Corp.	9,577	2,449,605
Coherent Corp.(1)	19,424	1,177,483
Corning, Inc.	93,521	3,082,452
Insight Enterprises, Inc.(1)	5,460	1,012,939
Jabil, Inc.	23,029	3,084,735
Littelfuse, Inc.	1,925	466,524
TD SYNNEX Corp.	11,980	1,354,938
Teledyne Technologies, Inc.(1)	5,825	2,500,789
Trimble, Inc.(1)	28,665	1,844,879
Vishay Intertechnology, Inc.	27,213	617,191
		$ 20,680,890
Energy Equipment & Services — 0.4%
Baker Hughes Co.	233,450	$ 7,820,575
		$ 7,820,575
Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Class A(1)	35,698	$ 132,797
Atlanta Braves Holdings, Inc., Class C(1)	8,407	328,377
Liberty Media Corp.-Liberty Formula One, Class A(1)	33,553	1,970,903
Liberty Media Corp.-Liberty Live, Class A(1)	10,256	434,342
Live Nation Entertainment, Inc.(1)	4,285	453,224
Madison Square Garden Sports Corp.(1)	2,721	502,079
Take-Two Interactive Software, Inc.(1)	14,212	2,110,340
Walt Disney Co.	157,846	19,314,036
Warner Bros. Discovery, Inc.(1)	638,916	5,577,737
Warner Music Group Corp., Class A	9,351	308,770
		$ 31,132,605
Financial Services — 1.0%
Equitable Holdings, Inc.	64,627	$ 2,456,472
Essent Group Ltd.	21,959	1,306,780

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Euronet Worldwide, Inc.(1)	4,639	$ 509,965
Fidelity National Information Services, Inc.	119,702	8,879,494
Fiserv, Inc.(1)	8,770	1,401,622
MGIC Investment Corp.	54,232	1,212,628
Radian Group, Inc.	33,126	1,108,727
Voya Financial, Inc.	19,888	1,470,121
Western Union Co.	67,095	937,988
		$ 19,283,797
Food Products — 2.6%
Bunge Global SA	41,373	$ 4,241,560
Campbell Soup Co.	47,228	2,099,285
Conagra Brands, Inc.	139,300	4,128,852
Darling Ingredients, Inc.(1)	5,366	249,573
Flowers Foods, Inc.	51,974	1,234,382
General Mills, Inc.	96,170	6,729,015
Hormel Foods Corp.	63,589	2,218,620
Ingredion, Inc.	17,919	2,093,835
JM Smucker Co.	28,152	3,543,492
Kellanova	52,325	2,997,699
Kraft Heinz Co.	190,671	7,035,760
Lamb Weston Holdings, Inc.	6,940	739,318
Lancaster Colony Corp.	924	191,850
McCormick & Co., Inc.	33,434	2,568,066
Mondelez International, Inc., Class A	149,422	10,459,540
		$ 50,530,847
Gas Utilities — 0.3%
National Fuel Gas Co.	26,410	$ 1,418,745
New Jersey Resources Corp.	29,062	1,247,050
ONE Gas, Inc.	16,146	1,041,901
Southwest Gas Holdings, Inc.	16,188	1,232,393
UGI Corp.	15,109	370,775
		$ 5,310,864
Ground Transportation — 2.3%
Avis Budget Group, Inc.	4,849	$ 593,808
J.B. Hunt Transport Services, Inc.	4,965	989,276
Knight-Swift Transportation Holdings, Inc.	41,075	2,259,946
Ryder System, Inc.	10,999	1,321,970
Uber Technologies, Inc.(1)	316,120	24,338,079
Union Pacific Corp.	48,063	11,820,134
XPO, Inc.(1)	28,866	3,522,518
		$ 44,845,731
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	60,170	$ 6,838,922
Baxter International, Inc.	7,121	304,352
Becton Dickinson & Co.	9,415	2,329,742
CONMED Corp.	3,143	251,691
Security	Shares	Value
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	19,902	$ 660,547
Envista Holdings Corp.(1)	34,546	738,594
Globus Medical, Inc., Class A(1)	2,885	154,751
ICU Medical, Inc.(1)	1,026	110,110
iRhythm Technologies, Inc.(1)	6,838	793,208
Medtronic PLC	172,694	15,050,282
Neogen Corp.(1)	21,992	347,034
Novocure Ltd.(1)	8,128	127,041
Stryker Corp.	3,684	1,318,393
Teleflex, Inc.	2,850	644,585
		$ 29,669,252
Health Care Providers & Services — 5.6%
agilon health, Inc.(1)	67,958	$ 414,544
AMN Healthcare Services, Inc.(1)	835	52,196
Centene Corp.(1)	109,592	8,600,780
Cigna Group	48,705	17,689,169
CVS Health Corp.	213,409	17,021,502
DaVita, Inc.(1)	7,063	975,047
Elevance Health, Inc.	31,833	16,506,684
Encompass Health Corp.	16,874	1,393,455
Ensign Group, Inc.	4,858	604,432
HealthEquity, Inc.(1)	5,102	416,476
Henry Schein, Inc.(1)	16,581	1,252,197
Humana, Inc.	19,108	6,625,126
Laboratory Corp. of America Holdings	10,186	2,225,233
Molina Healthcare, Inc.(1)	6,188	2,542,216
Option Care Health, Inc.(1)	14,914	500,215
Quest Diagnostics, Inc.	14,866	1,978,813
R1 RCM, Inc.(1)	31,568	406,596
Select Medical Holdings Corp.	22,898	690,375
Surgery Partners, Inc.(1)	12,430	370,787
UnitedHealth Group, Inc.	52,808	26,124,118
		$ 106,389,961
Hotels, Restaurants & Leisure — 1.0%
Aramark	48,223	$ 1,568,212
Darden Restaurants, Inc.	22,234	3,716,413
Hilton Grand Vacations, Inc.(1)	12,846	606,460
Hilton Worldwide Holdings, Inc.	1,170	249,573
Hyatt Hotels Corp., Class A	9,715	1,550,708
Marriott International, Inc., Class A	13,756	3,470,776
Marriott Vacations Worldwide Corp.	7,031	757,450
Starbucks Corp.	35,125	3,210,074
Texas Roadhouse, Inc.	3,423	528,751
Vail Resorts, Inc.	5,998	1,336,534
Wendy's Co.	25,843	486,882
Wyndham Hotels & Resorts, Inc.	13,409	1,029,141
		$ 18,510,974

9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.7%
D.R. Horton, Inc.	48,092	$ 7,913,539
KB Home	20,295	1,438,510
Leggett & Platt, Inc.	24,259	464,560
Lennar Corp., Class A	52,320	8,997,994
Meritage Homes Corp.	10,636	1,866,192
Mohawk Industries, Inc.(1)	9,944	1,301,570
Newell Brands, Inc.	77,962	626,035
PulteGroup, Inc.	54,937	6,626,501
Taylor Morrison Home Corp.(1)	31,503	1,958,541
TopBuild Corp.(1)	2,341	1,031,749
Whirlpool Corp.	9,694	1,159,693
		$ 33,384,884
Household Products — 1.0%
Colgate-Palmolive Co.	4,339	$ 390,727
Kimberly-Clark Corp.	37,214	4,813,631
Procter & Gamble Co.	86,436	14,024,241
		$ 19,228,599
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	77,115	$ 1,382,672
Brookfield Renewable Corp., Class A	40,490	994,839
Clearway Energy, Inc., Class C	33,727	777,408
Ormat Technologies, Inc.	5,695	376,952
		$ 3,531,871
Insurance — 4.6%
Aflac, Inc.	105,204	$ 9,032,816
Allstate Corp.	23,827	4,122,309
American Financial Group, Inc.	14,855	2,027,410
American International Group, Inc.	134,751	10,533,486
Arch Capital Group Ltd.(1)	42,991	3,974,088
Axis Capital Holdings Ltd.	14,609	949,877
Brown & Brown, Inc.	14,497	1,269,067
Everest Group Ltd.	5,114	2,032,815
First American Financial Corp.	28,644	1,748,716
Globe Life, Inc.	15,908	1,851,214
Hanover Insurance Group, Inc.	6,495	884,424
Hartford Financial Services Group, Inc.	59,869	6,169,501
Lincoln National Corp.	31,969	1,020,770
Marsh & McLennan Cos., Inc.	11,330	2,333,754
MetLife, Inc.	122,748	9,096,854
Old Republic International Corp.	51,718	1,588,777
Primerica, Inc.	4,247	1,074,321
Principal Financial Group, Inc.	47,396	4,090,749
Prudential Financial, Inc.	3,181	373,449
Reinsurance Group of America, Inc.	12,731	2,455,555
RenaissanceRe Holdings Ltd.	6,790	1,595,854
Selective Insurance Group, Inc.	8,231	898,578
Travelers Cos., Inc.	44,319	10,199,575
Security	Shares	Value
Insurance (continued)
Unum Group	37,282	$ 2,000,552
W.R. Berkley Corp.	30,970	2,738,987
Willis Towers Watson PLC	13,902	3,823,050
		$ 87,886,548
Interactive Media & Services — 0.1%
IAC, Inc.(1)	16,358	$ 872,536
Snap, Inc., Class A(1)	34,852	400,101
		$ 1,272,637
IT Services — 0.4%
Amdocs Ltd.	10,822	$ 977,984
Cognizant Technology Solutions Corp., Class A	79,195	5,804,202
DXC Technology Co.(1)	37,172	788,418
MongoDB, Inc.(1)	1,182	423,912
		$ 7,994,516
Leisure Products — 0.0%(3)
Brunswick Corp.	4,310	$ 416,001
Mattel, Inc.(1)	18,399	364,484
		$ 780,485
Life Sciences Tools & Services — 0.7%
Avantor, Inc.(1)	75,940	$ 1,941,786
Bio-Rad Laboratories, Inc., Class A(1)	4,618	1,597,228
Charles River Laboratories International, Inc.(1)	3,001	813,121
Danaher Corp.	5,079	1,268,328
Fortrea Holdings, Inc.(1)	8,553	343,317
Illumina, Inc.(1)	28,525	3,917,053
Revvity, Inc.	23,710	2,489,550
		$ 12,370,383
Machinery — 6.0%
AGCO Corp.	21,723	$ 2,672,363
Allison Transmission Holdings, Inc.	31,875	2,586,975
Caterpillar, Inc.	51,934	19,030,176
Chart Industries, Inc.(1)	6,034	993,921
CNH Industrial NV	334,619	4,336,662
Cummins, Inc.	29,870	8,801,196
Deere & Co.	24,333	9,994,536
Donaldson Co., Inc.	10,586	790,562
Dover Corp.	21,299	3,773,970
ESAB Corp.	11,134	1,231,086
Flowserve Corp.	50,972	2,328,401
Fortive Corp.	56,974	4,900,904
Franklin Electric Co., Inc.	717	76,583
IDEX Corp.	2,828	690,089
Illinois Tool Works, Inc.	10,387	2,787,144
Ingersoll Rand, Inc.	4,844	459,938
ITT, Inc.	21,751	2,958,789

10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Middleby Corp.(1)	10,699	$ 1,720,292
Mueller Industries, Inc.	26,808	1,445,755
Nordson Corp.	1,749	480,170
Oshkosh Corp.	23,734	2,959,867
Otis Worldwide Corp.	20,929	2,077,622
PACCAR, Inc.	92,402	11,447,684
Parker-Hannifin Corp.	8,768	4,873,167
Pentair PLC	26,264	2,243,996
Snap-on, Inc.	12,916	3,825,978
Stanley Black & Decker, Inc.	51,911	5,083,644
Timken Co.	23,845	2,084,768
Toro Co.	1,680	153,938
Watts Water Technologies, Inc., Class A	2,617	556,243
Westinghouse Air Brake Technologies Corp.	38,044	5,542,250
Xylem, Inc.	18,400	2,378,016
		$ 115,286,685
Media — 1.7%
Cable One, Inc.	151	$ 63,893
Charter Communications, Inc., Class A(1)	15,270	4,437,920
Comcast Corp., Class A	345,015	14,956,400
Interpublic Group of Cos., Inc.	103,778	3,386,276
New York Times Co., Class A	16,394	708,549
Nexstar Media Group, Inc.	8,447	1,455,334
Omnicom Group, Inc.	53,963	5,221,460
Paramount Global, Class B	158,733	1,868,287
Sirius XM Holdings, Inc.	118,955	461,545
TEGNA, Inc.	49,578	740,695
		$ 33,300,359
Metals & Mining — 1.2%
ATI, Inc.(1)	28,753	$ 1,471,291
Commercial Metals Co.	49,917	2,933,622
Nucor Corp.	39,825	7,881,367
Reliance, Inc.	15,599	5,212,874
Steel Dynamics, Inc.	37,638	5,579,081
		$ 23,078,235
Multi-Utilities — 3.0%
Ameren Corp.	73,984	$ 5,471,857
Black Hills Corp.	19,533	1,066,502
CMS Energy Corp.	70,548	4,256,866
Consolidated Edison, Inc.	80,030	7,267,524
Dominion Energy, Inc.	155,748	7,661,244
DTE Energy Co.	53,527	6,002,518
NiSource, Inc.	128,593	3,556,882
Public Service Enterprise Group, Inc.	114,085	7,618,596
Sempra	127,926	9,188,925
WEC Energy Group, Inc.	75,466	6,197,268
		$ 58,288,182
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.5%
Occidental Petroleum Corp.	141,967	$ 9,226,435
		$ 9,226,435
Passenger Airlines — 0.7%
American Airlines Group, Inc.(1)	158,978	$ 2,440,313
Delta Air Lines, Inc.	156,038	7,469,539
Southwest Airlines Co.	109,396	3,193,269
		$ 13,103,121
Personal Care Products — 0.0%(3)
BellRing Brands, Inc.(1)	2,205	$ 130,161
Coty, Inc., Class A(1)	22,393	267,820
		$ 397,981
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	111,062	$ 6,022,892
Catalent, Inc.(1)	37,959	2,142,786
Elanco Animal Health, Inc.(1)	110,118	1,792,721
Jazz Pharmaceuticals PLC(1)	2,928	352,590
Merck & Co., Inc.	97,735	12,896,133
Organon & Co.	57,827	1,087,148
Perrigo Co. PLC	30,551	983,437
Pfizer, Inc.	900,278	24,982,714
		$ 50,260,421
Professional Services — 1.0%
Alight, Inc., Class A(1)	62,528	$ 615,901
Automatic Data Processing, Inc.	27,000	6,742,980
Broadridge Financial Solutions, Inc.	3,048	624,413
Concentrix Corp.	9,344	618,760
Dayforce, Inc.(1)	24	1,589
Dun & Bradstreet Holdings, Inc.	52,841	530,524
FTI Consulting, Inc.(1)	1,349	283,681
Genpact Ltd.	17,802	586,576
Insperity, Inc.	6,085	666,977
ManpowerGroup, Inc.	13,133	1,019,646
Maximus, Inc.	8,660	726,574
Paychex, Inc.	18,628	2,287,518
Robert Half, Inc.	21,042	1,668,210
Science Applications International Corp.	10,839	1,413,297
SS&C Technologies Holdings, Inc.	19,301	1,242,405
TriNet Group, Inc.	2,985	395,483
		$ 19,424,534
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	51,233	$ 4,981,897
Howard Hughes Holdings, Inc.(1)	10,868	789,234
Jones Lang LaSalle, Inc.(1)	14,007	2,732,626
Zillow Group, Inc., Class C(1)	36,309	1,771,153
		$ 10,274,910

11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	23,909	$ 4,728,961
Diodes, Inc.(1)	302	21,291
Intel Corp.	610,713	26,975,193
Micron Technology, Inc.	8,480	999,707
MKS Instruments, Inc.	10,752	1,430,016
Skyworks Solutions, Inc.	5,908	639,955
Wolfspeed, Inc.(1)(2)	23,394	690,123
		$ 35,485,246
Software — 1.0%
Altair Engineering, Inc., Class A(1)	3,434	$ 295,839
AppFolio, Inc., Class A(1)	41	10,116
Aspen Technology, Inc.(1)	5,298	1,129,957
Atlassian Corp., Class A(1)	21,779	4,249,301
Dolby Laboratories, Inc., Class A	5,954	498,767
Elastic NV(1)	4,186	419,605
Gen Digital, Inc.	117,946	2,641,990
Guidewire Software, Inc.(1)	8,966	1,046,422
Nutanix, Inc., Class A(1)	51,047	3,150,621
Roper Technologies, Inc.	6,408	3,593,863
SentinelOne, Inc., Class A(1)	45,104	1,051,374
Smartsheet, Inc., Class A(1)	9,666	372,141
Tenable Holdings, Inc.(1)	2,000	98,860
Workday, Inc., Class A(1)	3,024	824,796
Workiva, Inc.(1)	3,435	291,288
		$ 19,674,940
Specialty Retail — 1.2%
Academy Sports & Outdoors, Inc.	15,389	$ 1,039,373
Advance Auto Parts, Inc.	11,965	1,018,102
Asbury Automotive Group, Inc.(1)	4,357	1,027,293
AutoNation, Inc.(1)	5,172	856,380
Bath & Body Works, Inc.	38,775	1,939,525
Best Buy Co., Inc.	37,709	3,093,269
CarMax, Inc.(1)	29,581	2,576,801
Chewy, Inc., Class A(1)	593	9,435
Dick's Sporting Goods, Inc.	2,673	601,051
GameStop Corp., Class A(1)	48,596	608,422
Home Depot, Inc.	1,683	645,599
Lithia Motors, Inc., Class A	5,099	1,534,085
Lowe's Cos., Inc.	1,606	409,096
Penske Automotive Group, Inc.	3,518	569,881
RH (1)	1,087	378,559
Ross Stores, Inc.	11,558	1,696,252
TJX Cos., Inc.	25,782	2,614,810
Williams-Sonoma, Inc.	6,651	2,111,892
		$ 22,729,825
Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies, Inc., Class C	49,203	$ 5,614,554
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	264,817	$ 4,695,205
HP, Inc.	178,650	5,398,803
NetApp, Inc.	41,842	4,392,155
Western Digital Corp.(1)	43,648	2,978,540
		$ 23,079,257
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(1)	23,625	$ 1,070,212
Columbia Sportswear Co.	5,937	481,966
PVH Corp.	7,959	1,119,115
Ralph Lauren Corp.	6,953	1,305,495
Skechers USA, Inc., Class A(1)	16,503	1,010,974
Tapestry, Inc.	39,039	1,853,572
		$ 6,841,334
Trading Companies & Distributors — 0.9%
Air Lease Corp.	39,548	$ 2,034,349
Applied Industrial Technologies, Inc.	4,205	830,698
Beacon Roofing Supply, Inc.(1)	12,145	1,190,453
Core & Main, Inc., Class A(1)	38,900	2,227,025
GATX Corp.	10,774	1,444,039
MSC Industrial Direct Co., Inc., Class A	8,993	872,681
United Rentals, Inc.	9,211	6,642,144
WESCO International, Inc.	8,575	1,468,726
		$ 16,710,115
Water Utilities — 0.3%
American Water Works Co., Inc.	36,196	$ 4,423,513
Essential Utilities, Inc.	37,905	1,404,380
		$ 5,827,893
Wireless Telecommunication Services — 0.0%(3)
T-Mobile U.S., Inc.	3,460	$ 564,741
		$ 564,741
Total Common Stocks (identified cost $1,493,855,139)		$1,909,677,186

12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	2,902,201	$ 2,902,201
Total Short-Term Investments (identified cost $2,902,201)		$ 2,902,201
Total Investments — 99.8% (identified cost $1,496,757,340)		$1,912,579,387
Other Assets, Less Liabilities — 0.2%		$ 3,077,884
Net Assets — 100.0%		$1,915,657,271

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $2,554,342.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,493,855,139) - including $2,554,342 of securities on loan	$ 1,909,677,186
Investments in securities of affiliated issuers, at value (identified cost $2,902,201)	2,902,201
Cash	751,249
Cash denominated in foreign currency, at value (cost $1,001)	1,091
Receivable for capital shares sold	1,614,722
Dividends receivable	2,238,723
Dividends receivable - affiliated	15,653
Securities lending income receivable	3,455
Receivable from affiliates	181,480
Directors' deferred compensation plan	198,672
Total assets	$1,917,584,432
Liabilities
Payable for capital shares redeemed	$ 898,758
Payable to affiliates:
Investment advisory fee	188,741
Administrative fee	189,178
Distribution and service fees	21,932
Sub-transfer agency fee	4,818
Directors' deferred compensation plan	198,672
Accrued expenses	425,062
Total liabilities	$ 1,927,161
Net Assets	$1,915,657,271
Sources of Net Assets
Paid-in capital	$ 1,539,816,259
Distributable earnings	375,841,012
Net Assets	$1,915,657,271
Class A Shares
Net Assets	$ 106,720,263
Shares Outstanding	3,337,862
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.97
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 33.56
Class I Shares
Net Assets	$ 1,667,659,946
Shares Outstanding	51,808,403
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.19
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 141,277,062
Shares Outstanding	4,395,932
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $7,691)	$ 22,128,906
Dividend income - affiliated issuers	63,165
Securities lending income, net	94,500
Total investment income	$ 22,286,571
Expenses
Investment advisory fee	$ 1,037,420
Administrative fee	1,037,420
Distribution and service fees:
Class A	121,095
Directors' fees and expenses	45,889
Custodian fees	15,201
Transfer agency fees and expenses	670,161
Accounting fees	177,811
Professional fees	42,517
Registration fees	54,284
Reports to shareholders	29,484
Miscellaneous	68,813
Total expenses	$ 3,300,095
Waiver and/or reimbursement of expenses by affiliates	$ (1,126,155)
Net expenses	$ 2,173,940
Net investment income	$ 20,112,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 6,755,135
Net realized gain	$ 6,755,135
Change in unrealized appreciation (depreciation):
Investment securities	$ 312,391,915
Foreign currency	22
Net change in unrealized appreciation (depreciation)	$312,391,937
Net realized and unrealized gain	$319,147,072
Net increase in net assets from operations	$339,259,703
16
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 20,112,631	$ 40,450,885
Net realized gain	6,755,135	14,260,509
Net change in unrealized appreciation (depreciation)	312,391,937	114,814,494
Net increase in net assets from operations	$ 339,259,703	$ 169,525,888
Distributions to shareholders:
Class A	$ (1,803,258)	$ (1,933,069)
Class I	(31,647,601)	(29,784,811)
Class R6	(2,813,197)	(3,115,913)
Total distributions to shareholders	$ (36,264,056)	$ (34,833,793)
Capital share transactions:
Class A	$ (1,442,255)	$ (6,786,933)
Class I	(8,176,957)	(204,862,567)
Class R6	(3,398,661)	91,776,104
Net decrease in net assets from capital share transactions	$ (13,017,873)	$ (119,873,396)
Net increase in net assets	$ 289,977,774	$ 14,818,699
Net Assets
At beginning of period	$ 1,625,679,497	$ 1,610,860,798
At end of period	$1,915,657,271	$1,625,679,497
17
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 26.88	$ 24.86	$ 30.72	$ 23.00	$ 23.38	$ 23.60
Income (Loss) From Operations
Net investment income(1)	$ 0.30	$ 0.58	$ 0.51	$ 0.46	$ 0.46	$ 0.43
Net realized and unrealized gain (loss)	5.33	1.94	(5.11)	7.69	(0.35)	0.25
Total income (loss) from operations	$ 5.63	$ 2.52	$ (4.60)	$ 8.15	$ 0.11	$ 0.68
Less Distributions
From net investment income	$ (0.54)	$ (0.50)	$ (0.38)	$ (0.33)	$ (0.34)	$ (0.34)
From net realized gain	—	—	(0.88)	(0.10)	(0.15)	(0.56)
Total distributions	$ (0.54)	$ (0.50)	$ (1.26)	$ (0.43)	$ (0.49)	$ (0.90)
Net asset value — End of period	$ 31.97	$ 26.88	$ 24.86	$ 30.72	$ 23.00	$ 23.38
Total Return(2)	21.08% (3)	10.13%	(15.75)%	35.76%	0.35%	3.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,720	$91,071	$90,131	$87,085	$47,993	$52,888
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.62% (5)	0.63%	0.61%	0.61%	0.63%	0.68%
Net expenses	0.49% (5)(6)	0.49% (6)	0.49% (6)	0.49%	0.49%	0.51%
Net investment income	2.08% (5)	2.10%	1.73%	1.59%	2.07%	1.95%
Portfolio Turnover	5% (3)	31%	34%	34%	32%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
18
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 27.10	$ 25.04	$ 30.92	$ 23.16	$ 23.53	$ 23.74
Income (Loss) From Operations
Net investment income(1)	$ 0.34	$ 0.66	$ 0.59	$ 0.54	$ 0.52	$ 0.50
Net realized and unrealized gain (loss)	5.37	1.96	(5.14)	7.72	(0.35)	0.25
Total income (loss) from operations	$ 5.71	$ 2.62	$ (4.55)	$ 8.26	$ 0.17	$ 0.75
Less Distributions
From net investment income	$ (0.62)	$ (0.56)	$ (0.45)	$ (0.40)	$ (0.39)	$ (0.40)
From net realized gain	—	—	(0.88)	(0.10)	(0.15)	(0.56)
Total distributions	$ (0.62)	$ (0.56)	$ (1.33)	$ (0.50)	$ (0.54)	$ (0.96)
Net asset value — End of period	$ 32.19	$ 27.10	$ 25.04	$ 30.92	$ 23.16	$ 23.53
Total Return(2)	21.26% (3)	10.41%	(15.52)%	36.03%	0.63%	3.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,667,660	$1,412,587	$1,492,096	$1,524,045	$668,670	$368,993
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.37% (5)	0.38%	0.36%	0.36%	0.38%	0.43%
Net expenses	0.24% (5)(6)	0.24% (6)	0.24% (6)	0.24%	0.24%	0.23%
Net investment income	2.33% (5)	2.36%	1.98%	1.83%	2.31%	2.22%
Portfolio Turnover	5% (3)	31%	34%	34%	32%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
19
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 27.07	$ 25.05	$ 31.03
Income (Loss) From Operations
Net investment income(2)	$ 0.34	$ 0.66	$ 0.41
Net realized and unrealized gain (loss)	5.37	1.97	(6.39)
Total income (loss) from operations	$ 5.71	$ 2.63	$ (5.98)
Less Distributions
From net investment income	$ (0.64)	$ (0.61)	$ —
Total distributions	$ (0.64)	$ (0.61)	$ —
Net asset value — End of period	$ 32.14	$ 27.07	$ 25.05
Total Return(3)	21.30% (4)	10.44%	(19.27)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$141,277	$122,021	$28,633
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.32% (6)	0.33%	0.31% (6)
Net expenses	0.19% (6)(7)	0.19% (7)	0.19% (6)(7)
Net investment income	2.38% (6)	2.37%	2.21% (6)
Portfolio Turnover	5% (4)	31%	34% (8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	For the year ended September 30, 2022.
20
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
21

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,909,677,186(1)	$ —	$ —	$ 1,909,677,186
Short-Term Investments	2,902,201	—	—	2,902,201
Total Investments	$1,912,579,387	$ —	$ —	$1,912,579,387

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $1,037,420.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $1,798 relating to the Fund’s investment in the Liquidity Fund.
22

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.19% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $1,124,357.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $1,037,420.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $121,095 for Class A shares.
The Fund was informed that EVD received $7,109 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $9,699 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $81,455,189 and $109,628,114, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $24,065,313 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $24,065,313 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,529,091,903
Gross unrealized appreciation	$ 464,656,724
Gross unrealized depreciation	(81,169,240)
Net unrealized appreciation	$ 383,487,484
23

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $2,554,342 and the total value of collateral received was $2,606,194, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,902,201, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,306,483	$44,816,456	$(45,220,738)	$ —	$ —	$2,902,201	$63,165	2,902,201
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
24

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	307,380	$ 8,727,422	960,015	$ 26,434,198
Reinvestment of distributions	55,432	1,625,259	60,938	1,673,370
Shares redeemed	(412,396)	(11,794,936)	(1,259,504)	(34,894,501)
Net decrease	(49,584)	$ (1,442,255)	(238,551)	$ (6,786,933)
Class I
Shares sold	5,222,360	$ 150,479,382	13,761,297	$ 383,701,067
Reinvestment of distributions	819,995	24,189,858	819,411	22,632,121
Shares redeemed	(6,362,340)	(182,846,197)	(22,040,180)	(611,195,755)
Net decrease	(319,985)	$ (8,176,957)	(7,459,472)	$(204,862,567)
Class R6
Shares sold	233,566	$ 6,692,775	4,668,666	$ 128,134,046
Reinvestment of distributions	89,633	2,639,686	112,977	3,115,913
Shares redeemed	(435,063)	(12,731,122)	(1,416,954)	(39,473,855)
Net increase (decrease)	(111,864)	$ (3,398,661)	3,364,689	$ 91,776,104
25

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
*Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
26

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

27

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
28

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24192     3.31.24

Calvert
US Mid-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
US Mid-Cap Core Responsible Index Fund

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	21.85%	19.30%	11.03%	10.67%
Class A with 4.75% Maximum Sales Charge	—	—	16.08	13.63	9.96	10.03
Class I at NAV	10/30/2015	10/30/2015	21.95	19.56	11.31	10.99
Class R6 at NAV	02/01/2022	10/30/2015	22.02	19.63	11.33	11.00

Russell Midcap® Index	—	—	22.52%	22.35%	11.09%	10.73%
Calvert US Mid-Cap Core Responsible Index	—	—	22.29	19.93	11.50	11.27

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.67%	0.42%	0.38%
Net	0.49	0.24	0.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)
Trane Technologies PLC	0.7%
PACCAR, Inc.	0.7
Constellation Energy Corp.	0.6
Hilton Worldwide Holdings, Inc.	0.6
Carrier Global Corp.	0.6
Super Micro Computer, Inc.	0.6
D.R. Horton, Inc.	0.5
Ross Stores, Inc.	0.5
United Rentals, Inc.	0.5
Nucor Corp.	0.5
Total	5.8%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is composed of the common stocks of mid-size companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class's inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,218.50	$2.72 **	0.49%
Class I	$1,000.00	$1,219.50	$1.33 **	0.24%
Class R6	$1,000.00	$1,220.20	$1.11 **	0.20%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.55	$2.48 **	0.49%
Class I	$1,000.00	$1,023.80	$1.21 **	0.24%
Class R6	$1,000.00	$1,024.00	$1.01 **	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(1)	4,264	$ 1,334,120
Curtiss-Wright Corp.	2,276	582,519
HEICO Corp.	2,567	490,297
Hexcel Corp.	5,107	372,045
Woodward, Inc.	3,422	527,399
		$ 3,306,380
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	8,177	$ 622,597
Expeditors International of Washington, Inc.	9,429	1,146,283
GXO Logistics, Inc.(1)	7,256	390,083
		$ 2,158,963
Automobile Components — 0.7%
Aptiv PLC(1)	16,468	$ 1,311,676
Autoliv, Inc.	5,654	680,911
BorgWarner, Inc.	15,161	526,693
Lear Corp.	3,928	569,089
Visteon Corp.(1)	1,781	209,464
		$ 3,297,833
Automobiles — 0.3%
Harley-Davidson, Inc.	9,208	$ 402,758
Rivian Automotive, Inc., Class A(1)(2)	47,376	518,767
Thor Industries, Inc.	3,369	395,318
		$ 1,316,843
Banks — 3.2%
Bank OZK	5,334	$ 242,484
BOK Financial Corp.	1,626	149,592
Citizens Financial Group, Inc.	24,229	879,270
Columbia Banking System, Inc.	11,473	222,003
Comerica, Inc.	7,371	405,331
Commerce Bancshares, Inc.	6,512	346,438
Cullen/Frost Bankers, Inc.	2,965	333,770
East West Bancorp, Inc.	7,189	568,722
F.N.B. Corp.	19,707	277,869
Fifth Third Bancorp	36,793	1,369,067
First Citizens Bancshares, Inc., Class A	616	1,007,160
First Financial Bankshares, Inc.	7,537	247,289
First Horizon Corp.	28,049	431,955
Home BancShares, Inc.	9,231	226,806
Huntington Bancshares, Inc.	76,315	1,064,594
KeyCorp	48,161	761,425
M&T Bank Corp.	8,832	1,284,526
New York Community Bancorp, Inc.	37,701	121,397
Old National Bancorp	15,924	277,237
Pinnacle Financial Partners, Inc.	3,753	322,308
Security	Shares	Value
Banks (continued)
Popular, Inc.	3,517	$ 309,812
Prosperity Bancshares, Inc.	4,554	299,562
Regions Financial Corp.	47,940	1,008,658
SouthState Corp.	3,818	324,645
Synovus Financial Corp.	8,190	328,091
United Bankshares, Inc.	7,277	260,444
Valley National Bancorp	20,876	166,173
Webster Financial Corp.	8,730	443,222
Western Alliance Bancorp	6,092	391,045
Wintrust Financial Corp.	3,416	356,596
Zions Bancorp NA	8,229	357,139
		$ 14,784,630
Beverages — 0.2%
Celsius Holdings, Inc.(1)	8,708	$ 722,067
Coca-Cola Consolidated, Inc.	260	220,067
		$ 942,134
Biotechnology — 1.8%
ACADIA Pharmaceuticals, Inc.(1)	7,795	$ 144,130
Alkermes PLC(1)	10,299	278,794
Alnylam Pharmaceuticals, Inc.(1)	7,497	1,120,427
Apellis Pharmaceuticals, Inc.(1)	6,017	353,679
Arrowhead Pharmaceuticals, Inc.(1)	6,703	191,706
BioMarin Pharmaceutical, Inc.(1)	11,454	1,000,392
Blueprint Medicines Corp.(1)	3,392	321,765
Denali Therapeutics, Inc.(1)	6,972	143,065
Exact Sciences Corp.(1)	11,110	767,257
Exelixis, Inc.(1)	17,893	424,601
Halozyme Therapeutics, Inc.(1)	7,893	321,087
Incyte Corp.(1)	11,320	644,900
Ionis Pharmaceuticals, Inc.(1)	8,633	374,241
Neurocrine Biosciences, Inc.(1)	6,033	832,071
Sarepta Therapeutics, Inc.(1)	5,197	672,804
United Therapeutics Corp.(1)	2,661	611,285
		$ 8,202,204
Broadline Retail — 0.5%
eBay, Inc.	27,621	$ 1,457,836
Etsy, Inc.(1)	6,511	447,436
Macy's, Inc.	15,009	300,030
		$ 2,205,302
Building Products — 3.3%
A.O. Smith Corp.	7,583	$ 678,375
AAON, Inc.	3,938	346,938
Advanced Drainage Systems, Inc.	4,139	712,901
Allegion PLC	5,542	746,563
AZEK Co., Inc.(1)	7,344	368,816
Carlisle Cos., Inc.	3,084	1,208,465

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Carrier Global Corp.	44,216	$ 2,570,276
Fortune Brands Innovations, Inc.	6,774	573,555
Lennox International, Inc.	1,994	974,587
Masco Corp.	11,909	939,382
Owens Corning	6,006	1,001,801
Simpson Manufacturing Co., Inc.	2,695	552,960
Trane Technologies PLC	11,526	3,460,105
Trex Co., Inc.(1)	5,909	589,423
UFP Industries, Inc.	3,249	399,660
Zurn Elkay Water Solutions Corp., Class C	8,188	274,052
		$ 15,397,859
Capital Markets — 5.2%
Affiliated Managers Group, Inc.	1,697	$ 284,196
Ameriprise Financial, Inc.	5,330	2,336,885
Ares Management Corp., Class A	8,405	1,117,697
Bank of New York Mellon Corp.	39,877	2,297,713
Blue Owl Capital, Inc.	23,715	447,265
Carlyle Group, Inc.	10,567	495,698
Cboe Global Markets, Inc.	5,736	1,053,875
Coinbase Global, Inc., Class A(1)	9,002	2,386,610
Evercore, Inc., Class A	1,998	384,795
FactSet Research Systems, Inc.	2,352	1,068,725
Franklin Resources, Inc.	15,197	427,188
Hamilton Lane, Inc., Class A	2,260	254,838
Houlihan Lokey, Inc.	2,820	361,496
Interactive Brokers Group, Inc., Class A	5,273	589,047
Invesco Ltd.	23,272	386,082
Jefferies Financial Group, Inc.	9,053	399,237
LPL Financial Holdings, Inc.	3,881	1,025,360
MarketAxess Holdings, Inc.	2,337	512,387
Morningstar, Inc.	1,664	513,128
Nasdaq, Inc.	18,800	1,186,280
Northern Trust Corp.	10,953	973,941
Raymond James Financial, Inc.	10,057	1,291,520
SEI Investments Co.	5,277	379,416
State Street Corp.	16,316	1,261,553
Stifel Financial Corp.	5,558	434,469
T. Rowe Price Group, Inc.	11,654	1,420,856
Tradeweb Markets, Inc., Class A	6,329	659,292
		$ 23,949,549
Chemicals — 1.8%
Arcadium Lithium PLC(1)	66,022	$ 284,555
Ashland, Inc.	3,176	309,247
Axalta Coating Systems Ltd.(1)	13,984	480,910
Balchem Corp.	1,923	297,969
Cabot Corp.	3,281	302,508
Celanese Corp.	6,791	1,167,101
Eastman Chemical Co.	7,172	718,778
Element Solutions, Inc.	14,382	359,262
Security	Shares	Value
Chemicals (continued)
FMC Corp.	7,885	$ 502,274
Huntsman Corp.	9,887	257,359
International Flavors & Fragrances, Inc.	14,325	1,231,807
Mosaic Co.	19,192	622,972
PPG Industries, Inc.	13,121	1,901,233
		$ 8,435,975
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A(1)	3,689	$ 364,731
Clean Harbors, Inc.(1)	3,323	668,953
MSA Safety, Inc.	2,184	422,800
Rollins, Inc.	17,936	829,899
Stericycle, Inc.(1)	5,705	300,939
Tetra Tech, Inc.	3,490	644,638
Vestis Corp.	7,970	153,582
		$ 3,385,542
Communications Equipment — 0.4%
Ciena Corp.(1)	8,470	$ 418,842
F5, Inc.(1)	3,376	640,056
Juniper Networks, Inc.	19,123	708,698
Lumentum Holdings, Inc.(1)	3,840	181,824
Viasat, Inc.(1)	4,657	84,245
		$ 2,033,665
Construction & Engineering — 1.3%
AECOM	8,803	$ 863,398
Comfort Systems USA, Inc.	2,306	732,639
EMCOR Group, Inc.	2,966	1,038,693
MasTec, Inc.(1)	4,274	398,551
Quanta Services, Inc.	7,995	2,077,101
Valmont Industries, Inc.	1,146	261,609
WillScot Mobile Mini Holdings Corp.(1)	12,195	567,067
		$ 5,939,058
Construction Materials — 0.6%
Summit Materials, Inc., Class A(1)	13,122	$ 584,848
Vulcan Materials Co.	7,148	1,950,832
		$ 2,535,680
Consumer Finance — 1.0%
Ally Financial, Inc.	13,982	$ 567,529
Credit Acceptance Corp.(1)	296	163,259
Discover Financial Services	13,255	1,737,598
FirstCash Holdings, Inc.	2,107	268,727
OneMain Holdings, Inc.	6,476	330,859
SLM Corp.	10,438	227,444
SoFi Technologies, Inc.(1)	54,805	400,076
Synchrony Financial	22,083	952,219
		$ 4,647,711

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	19,002	$ 407,403
BJ's Wholesale Club Holdings, Inc.(1)	6,962	526,675
Casey's General Stores, Inc.	2,136	680,209
Dollar Tree, Inc.(1)	11,501	1,531,358
Kroger Co.	38,698	2,210,817
Performance Food Group Co.(1)	8,674	647,427
Sprouts Farmers Market, Inc.(1)	5,578	359,670
Sysco Corp.	26,706	2,167,993
U.S. Foods Holding Corp.(1)	14,203	766,536
		$ 9,298,088
Containers & Packaging — 1.6%
AptarGroup, Inc.	4,153	$ 597,575
Avery Dennison Corp.	4,968	1,109,106
Ball Corp.	19,518	1,314,733
Berry Global Group, Inc.	7,584	458,680
Crown Holdings, Inc.	7,166	567,977
Graphic Packaging Holding Co.	19,345	564,487
Packaging Corp. of America	5,486	1,041,133
Sealed Air Corp.	9,477	352,545
Silgan Holdings, Inc.	4,832	234,642
Sonoco Products Co.	5,904	341,487
WestRock Co.	15,704	776,563
		$ 7,358,928
Distributors — 0.6%
Genuine Parts Co.	7,349	$ 1,138,581
LKQ Corp.	14,237	760,398
Pool Corp.	2,000	807,000
		$ 2,705,979
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	3,630	$ 411,497
Duolingo, Inc.(1)	2,146	473,365
H&R Block, Inc.	8,496	417,238
Service Corp. International	8,543	633,976
		$ 1,936,076
Diversified Telecommunication Services — 0.0%(3)
Iridium Communications, Inc.	7,871	$ 205,905
		$ 205,905
Electric Utilities — 2.1%
Alliant Energy Corp.	17,038	$ 858,715
Avangrid, Inc.	5,056	184,241
Constellation Energy Corp.	16,247	3,003,258
Evergy, Inc.	14,397	768,512
Eversource Energy	21,005	1,255,469
IDACORP, Inc.	3,588	333,289
NRG Energy, Inc.	13,229	895,471
Security	Shares	Value
Electric Utilities (continued)
PNM Resources, Inc.	6,048	$ 227,647
Portland General Electric Co.	6,544	274,848
Xcel Energy, Inc.	31,315	1,683,181
		$ 9,484,631
Electrical Equipment — 2.2%
Acuity Brands, Inc.	1,946	$ 522,949
AMETEK, Inc.	12,228	2,236,501
Atkore, Inc.	2,299	437,638
EnerSys	1,926	181,930
Hubbell, Inc.	3,246	1,347,252
nVent Electric PLC	9,914	747,516
Regal Rexnord Corp.	3,974	715,717
Rockwell Automation, Inc.	6,427	1,872,378
Sensata Technologies Holding PLC	9,118	334,995
Shoals Technologies Group, Inc., Class A(1)	8,467	94,661
Sunrun, Inc.(1)	10,890	143,530
Vertiv Holdings Co., Class A	21,034	1,717,847
		$ 10,352,914
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.	2,216	$ 225,988
Arrow Electronics, Inc.(1)	2,705	350,189
Avnet, Inc.	4,977	246,760
Badger Meter, Inc.	1,760	284,786
Belden, Inc.	2,317	214,578
CDW Corp.	7,391	1,890,470
Cognex Corp.	10,558	447,870
Coherent Corp.(1)	9,028	547,277
Corning, Inc.	45,942	1,514,248
Insight Enterprises, Inc.(1)	1,629	302,212
IPG Photonics Corp.(1)	1,566	142,021
Jabil, Inc.	7,418	993,641
Keysight Technologies, Inc.(1)	10,049	1,571,463
Littelfuse, Inc.	1,498	363,040
Novanta, Inc.(1)	2,221	388,164
TD SYNNEX Corp.	3,470	392,457
Teledyne Technologies, Inc.(1)	2,838	1,218,410
Trimble, Inc.(1)	15,484	996,550
Vishay Intertechnology, Inc.	8,036	182,257
Vontier Corp.	9,137	414,454
Zebra Technologies Corp., Class A(1)	3,078	927,832
		$ 13,614,667
Energy Equipment & Services — 0.4%
Baker Hughes Co.	56,329	$ 1,887,021
		$ 1,887,021
Entertainment — 1.9%
AMC Entertainment Holdings, Inc., Class A(1)	10,671	$ 39,696

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Atlanta Braves Holdings, Inc., Class C(1)	3,685	$ 143,936
Electronic Arts, Inc.	13,517	1,793,300
Liberty Media Corp.-Liberty Formula One, Class A(1)	14,839	871,643
Liberty Media Corp.-Liberty Live, Class A(1)	4,495	190,363
Live Nation Entertainment, Inc.(1)	8,766	927,180
Madison Square Garden Sports Corp.(1)	1,120	206,662
ROBLOX Corp., Class A(1)	27,965	1,067,704
Roku, Inc.(1)	7,356	479,391
Take-Two Interactive Software, Inc.(1)	9,275	1,377,245
Warner Bros. Discovery, Inc.(1)	142,664	1,245,457
Warner Music Group Corp., Class A	8,815	291,071
		$ 8,633,648
Financial Services — 2.1%
Affirm Holdings, Inc.(1)	14,018	$ 522,311
Block, Inc., Class A(1)	28,629	2,421,441
Equitable Holdings, Inc.	17,161	652,290
Essent Group Ltd.	5,208	309,928
Euronet Worldwide, Inc.(1)	2,443	268,559
Fidelity National Information Services, Inc.	30,750	2,281,035
Jack Henry & Associates, Inc.	4,268	741,480
MGIC Investment Corp.	14,352	320,911
Radian Group, Inc.	7,205	241,151
Shift4 Payments, Inc., Class A(1)	3,586	236,927
Toast, Inc., Class A(1)	20,579	512,829
Voya Financial, Inc.	5,522	408,186
Western Union Co.	18,973	265,242
WEX, Inc.(1)	2,474	587,649
		$ 9,769,939
Food Products — 1.7%
Bunge Global SA	8,227	$ 843,432
Campbell Soup Co.	11,404	506,908
Conagra Brands, Inc.	27,763	822,895
Darling Ingredients, Inc.(1)	8,907	414,265
Flowers Foods, Inc.	10,962	260,348
Hormel Foods Corp.	17,105	596,793
Ingredion, Inc.	3,889	454,430
JM Smucker Co.	6,079	765,164
Kellanova	16,446	942,191
Lamb Weston Holdings, Inc.	7,990	851,175
Lancaster Colony Corp.	1,226	254,554
McCormick & Co., Inc.	14,968	1,149,692
Simply Good Foods Co.(1)	5,014	170,626
		$ 8,032,473
Gas Utilities — 0.3%
National Fuel Gas Co.	6,263	$ 336,448
New Jersey Resources Corp.	6,884	295,393
ONE Gas, Inc.	3,881	250,441
Southwest Gas Holdings, Inc.	4,059	309,012
Security	Shares	Value
Gas Utilities (continued)
UGI Corp.	12,932	$ 317,351
		$ 1,508,645
Ground Transportation — 1.5%
Avis Budget Group, Inc.	1,407	$ 172,301
J.B. Hunt Transport Services, Inc.	5,273	1,050,645
Knight-Swift Transportation Holdings, Inc.	10,854	597,187
Landstar System, Inc.	2,463	474,768
Old Dominion Freight Line, Inc.	9,948	2,181,696
Ryder System, Inc.	2,985	358,767
Saia, Inc.(1)	1,805	1,055,925
XPO, Inc.(1)	7,800	951,834
		$ 6,843,123
Health Care Equipment & Supplies — 3.8%
Align Technology, Inc.(1)	4,228	$ 1,386,446
Baxter International, Inc.	31,183	1,332,761
CONMED Corp.	1,975	158,158
Cooper Cos., Inc.	12,223	1,240,146
DENTSPLY SIRONA, Inc.	13,168	437,046
Envista Holdings Corp.(1)	9,825	210,059
GE HealthCare Technologies, Inc.	21,929	1,993,565
Globus Medical, Inc., Class A(1)	6,825	366,093
Haemonetics Corp.(1)	3,264	278,582
Hologic, Inc.(1)	13,794	1,075,380
ICU Medical, Inc.(1)	1,302	139,731
Inari Medical, Inc.(1)	3,134	150,369
Inspire Medical Systems, Inc.(1)	1,813	389,414
Insulet Corp.(1)	4,201	720,051
iRhythm Technologies, Inc.(1)	1,941	225,156
Masimo Corp.(1)	2,568	377,111
Merit Medical Systems, Inc.(1)	3,661	277,321
Neogen Corp.(1)	14,078	222,151
Novocure Ltd.(1)	6,175	96,515
Penumbra, Inc.(1)	2,174	485,193
QuidelOrtho Corp.(1)	3,145	150,771
ResMed, Inc.	8,516	1,686,424
Shockwave Medical, Inc.(1)	2,245	731,039
STERIS PLC	5,986	1,345,773
Teleflex, Inc.	2,797	632,598
Zimmer Biomet Holdings, Inc.	12,030	1,587,719
		$ 17,695,572
Health Care Providers & Services — 2.1%
agilon health, Inc.(1)	17,806	$ 108,617
AMN Healthcare Services, Inc.(1)	2,093	130,833
Centene Corp.(1)	28,533	2,239,270
Chemed Corp.	912	585,440
DaVita, Inc.(1)	3,380	466,609
Encompass Health Corp.	6,172	509,684
Ensign Group, Inc.	3,217	400,259

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity, Inc.(1)	5,312	$ 433,619
Henry Schein, Inc.(1)	7,493	565,871
Laboratory Corp. of America Holdings	5,056	1,104,534
Molina Healthcare, Inc.(1)	3,515	1,444,067
Option Care Health, Inc.(1)	10,567	354,417
Progyny, Inc.(1)	4,969	189,567
Quest Diagnostics, Inc.	6,641	883,984
R1 RCM, Inc.(1)	10,657	137,262
Select Medical Holdings Corp.	6,829	205,894
Surgery Partners, Inc.(1)	3,889	116,009
		$ 9,875,936
Health Care Technology — 0.4%
Doximity, Inc., Class A(1)	6,227	$ 167,569
Veeva Systems, Inc., Class A(1)	8,090	1,874,372
		$ 2,041,941
Hotels, Restaurants & Leisure — 2.4%
Aramark	14,486	$ 471,085
Choice Hotels International, Inc.	1,730	218,585
Darden Restaurants, Inc.	6,890	1,151,663
Domino's Pizza, Inc.	1,920	954,010
Hilton Grand Vacations, Inc.(1)	5,213	246,106
Hilton Worldwide Holdings, Inc.	12,781	2,726,315
Hyatt Hotels Corp., Class A	2,758	440,232
Marriott Vacations Worldwide Corp.	1,822	196,284
Planet Fitness, Inc., Class A(1)	5,387	337,388
Texas Roadhouse, Inc.	3,860	596,254
Vail Resorts, Inc.	2,284	508,944
Wendy's Co.	10,822	203,886
Wingstop, Inc.	1,667	610,789
Wyndham Hotels & Resorts, Inc.	5,196	398,793
Yum! Brands, Inc.	15,301	2,121,484
		$ 11,181,818
Household Durables — 2.5%
D.R. Horton, Inc.	15,383	$ 2,531,273
KB Home	4,852	343,910
Leggett & Platt, Inc.	6,998	134,012
Lennar Corp., Class A	13,308	2,288,710
Meritage Homes Corp.	2,280	400,049
Mohawk Industries, Inc.(1)	3,008	393,717
Newell Brands, Inc.	23,981	192,567
NVR, Inc.(1)	179	1,449,893
PulteGroup, Inc.	12,567	1,515,831
Taylor Morrison Home Corp.(1)	6,592	409,825
Tempur Sealy International, Inc.	8,642	491,038
TopBuild Corp.(1)	2,111	930,381
Whirlpool Corp.	2,877	344,175
		$ 11,425,381
Security	Shares	Value
Household Products — 0.5%
Church & Dwight Co., Inc.	13,146	$ 1,371,259
Clorox Co.	6,642	1,016,957
		$ 2,388,216
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	44,908	$ 805,200
Brookfield Renewable Corp., Class A	9,145	224,693
Clearway Energy, Inc., Class C	8,091	186,498
Ormat Technologies, Inc.	3,484	230,606
		$ 1,446,997
Insurance — 4.7%
Allstate Corp.	13,888	$ 2,402,763
American Financial Group, Inc.	4,290	585,499
Arch Capital Group Ltd.(1)	19,336	1,787,420
Axis Capital Holdings Ltd.	4,392	285,568
Brown & Brown, Inc.	14,673	1,284,474
Cincinnati Financial Corp.	8,379	1,040,420
Everest Group Ltd.	2,338	929,355
First American Financial Corp.	6,289	383,944
Globe Life, Inc.	5,065	589,414
Hanover Insurance Group, Inc.	1,755	238,978
Hartford Financial Services Group, Inc.	15,775	1,625,614
Kinsale Capital Group, Inc.	1,160	608,698
Lincoln National Corp.	8,383	267,669
Old Republic International Corp.	13,999	430,049
Primerica, Inc.	1,834	463,929
Principal Financial Group, Inc.	12,776	1,102,697
Prudential Financial, Inc.	19,096	2,241,870
Reinsurance Group of America, Inc.	3,408	657,335
RenaissanceRe Holdings Ltd.	2,785	654,559
Ryan Specialty Holdings, Inc.	5,110	283,605
Selective Insurance Group, Inc.	3,276	357,641
Unum Group	10,360	555,918
W.R. Berkley Corp.	10,943	967,799
White Mountains Insurance Group Ltd.	140	251,202
Willis Towers Watson PLC	5,441	1,496,275
		$ 21,492,695
Interactive Media & Services — 0.5%
IAC, Inc.(1)	4,419	$ 235,709
Pinterest, Inc., Class A(1)	34,815	1,207,036
Snap, Inc., Class A(1)	63,314	726,845
ZoomInfo Technologies, Inc.(1)	17,822	285,687
		$ 2,455,277
IT Services — 2.7%
Akamai Technologies, Inc.(1)	8,844	$ 961,873
Amdocs Ltd.	7,080	639,820
Cloudflare, Inc., Class A(1)	16,396	1,587,625

10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	26,669	$ 1,954,571
DXC Technology Co.(1)	11,408	241,964
EPAM Systems, Inc.(1)	3,395	937,563
Gartner, Inc.(1)	4,192	1,998,201
MongoDB, Inc.(1)	3,832	1,374,308
Okta, Inc.(1)	9,108	952,879
Twilio, Inc., Class A(1)	10,192	623,241
VeriSign, Inc.(1)	5,163	978,440
		$ 12,250,485
Leisure Products — 0.3%
Brunswick Corp.	4,145	$ 400,076
Hasbro, Inc.	7,027	397,166
Mattel, Inc.(1)	17,894	354,480
		$ 1,151,722
Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc.	15,815	$ 2,301,241
Avantor, Inc.(1)	40,966	1,047,501
Bio-Rad Laboratories, Inc., Class A(1)	1,295	447,902
Bio-Techne Corp.	9,698	682,642
Bruker Corp.	5,375	504,927
Charles River Laboratories International, Inc.(1)	3,106	841,571
Fortrea Holdings, Inc.(1)	5,726	229,842
Illumina, Inc.(1)	9,472	1,300,695
IQVIA Holdings, Inc.(1)	9,579	2,422,433
Medpace Holdings, Inc.(1)	1,478	597,334
Mettler-Toledo International, Inc.(1)	1,242	1,653,462
Repligen Corp.(1)	3,261	599,763
Revvity, Inc.	7,525	790,125
Waters Corp.(1)	3,650	1,256,439
West Pharmaceutical Services, Inc.	4,189	1,657,629
		$ 16,333,506
Machinery — 6.5%
AGCO Corp.	3,675	$ 452,098
Allison Transmission Holdings, Inc.	5,570	452,061
Chart Industries, Inc.(1)	2,622	431,896
CNH Industrial NV	55,100	714,096
Cummins, Inc.	7,575	2,231,974
Donaldson Co., Inc.	7,648	571,153
Dover Corp.	8,303	1,471,209
ESAB Corp.	3,412	377,265
Flowserve Corp.	7,680	350,822
Fortive Corp.	19,519	1,679,024
Franklin Electric Co., Inc.	2,335	249,401
Graco, Inc.	10,454	977,031
IDEX Corp.	4,582	1,118,100
Ingersoll Rand, Inc.	22,132	2,101,433
ITT, Inc.	4,898	666,275
Lincoln Electric Holdings, Inc.	3,425	874,882
Security	Shares	Value
Machinery (continued)
Middleby Corp.(1)	3,151	$ 506,649
Mueller Industries, Inc.	6,765	364,836
Nordson Corp.	3,240	889,510
Oshkosh Corp.	4,149	517,422
Otis Worldwide Corp.	21,802	2,164,285
PACCAR, Inc.	26,362	3,265,988
Pentair PLC	10,114	864,140
Snap-on, Inc.	3,163	936,944
SPX Technologies, Inc.(1)	2,625	323,216
Stanley Black & Decker, Inc.	9,125	893,611
Timken Co.	4,197	366,944
Toro Co.	6,192	567,373
Watts Water Technologies, Inc., Class A	1,782	378,764
Westinghouse Air Brake Technologies Corp.	10,257	1,494,240
Xylem, Inc.	13,573	1,754,175
		$ 30,006,817
Media — 1.3%
Cable One, Inc.	288	$ 121,861
Interpublic Group of Cos., Inc.	22,855	745,759
Liberty Broadband Corp., Class C(1)	7,946	454,749
New York Times Co., Class A	10,037	433,799
Nexstar Media Group, Inc.	2,073	357,157
Omnicom Group, Inc.	12,384	1,198,276
Paramount Global, Class B	37,527	441,693
Sirius XM Holdings, Inc.	36,161	140,305
TEGNA, Inc.	13,316	198,941
Trade Desk, Inc., Class A(1)	23,778	2,078,673
		$ 6,171,213
Metals & Mining — 1.4%
ATI, Inc.(1)	12,461	$ 637,629
Commercial Metals Co.	11,772	691,840
Nucor Corp.	12,515	2,476,719
Reliance, Inc.	3,609	1,206,056
Steel Dynamics, Inc.	9,326	1,382,393
		$ 6,394,637
Multi-Utilities — 2.2%
Ameren Corp.	16,464	$ 1,217,677
Black Hills Corp.	4,695	256,347
CMS Energy Corp.	18,995	1,146,158
Consolidated Edison, Inc.	19,375	1,759,444
DTE Energy Co.	12,588	1,411,618
NiSource, Inc.	28,375	784,853
Public Service Enterprise Group, Inc.	27,792	1,855,950
WEC Energy Group, Inc.	18,449	1,515,032
		$ 9,947,079

11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,202	$ 268,680
		$ 268,680
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(1)	8,734	$ 375,475
American Airlines Group, Inc.(1)	44,451	682,323
Delta Air Lines, Inc.	36,415	1,743,186
Southwest Airlines Co.	35,937	1,049,001
		$ 3,849,985
Personal Care Products — 0.3%
BellRing Brands, Inc.(1)	6,854	$ 404,592
Coty, Inc., Class A(1)	20,673	247,249
e.l.f. Beauty, Inc.(1)	2,741	537,318
		$ 1,189,159
Pharmaceuticals — 0.6%
Catalent, Inc.(1)	10,982	$ 619,934
Elanco Animal Health, Inc.(1)	29,425	479,039
Jazz Pharmaceuticals PLC(1)	3,844	462,894
Organon & Co.	15,282	287,302
Perrigo Co. PLC	8,111	261,093
Royalty Pharma PLC, Class A	22,869	694,532
		$ 2,804,794
Professional Services — 2.9%
Alight, Inc., Class A(1)	21,979	$ 216,493
Booz Allen Hamilton Holding Corp.	7,967	1,182,622
Broadridge Financial Solutions, Inc.	6,832	1,399,604
Concentrix Corp.	2,636	174,556
Dayforce, Inc.(1)	9,205	609,463
Dun & Bradstreet Holdings, Inc.	18,078	181,503
Equifax, Inc.	6,855	1,833,850
ExlService Holdings, Inc.(1)	8,880	282,384
Exponent, Inc.	3,167	261,879
FTI Consulting, Inc.(1)	2,081	437,614
Genpact Ltd.	10,696	352,433
Insperity, Inc.	2,063	226,125
ManpowerGroup, Inc.	3,109	241,383
Maximus, Inc.	3,576	300,026
Paycom Software, Inc.	3,032	603,398
Paylocity Holding Corp.(1)	2,555	439,102
Robert Half, Inc.	6,646	526,895
Science Applications International Corp.	2,938	383,086
SS&C Technologies Holdings, Inc.	12,560	808,487
TransUnion	11,715	934,857
TriNet Group, Inc.	1,835	243,119
Verisk Analytics, Inc.	7,923	1,867,689
		$ 13,506,568
Security	Shares	Value
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A(1)	17,262	$ 1,678,557
CoStar Group, Inc.(1)	22,345	2,158,527
Howard Hughes Holdings, Inc.(1)	2,030	147,418
Jones Lang LaSalle, Inc.(1)	3,090	602,828
Zillow Group, Inc., Class C(1)	12,401	604,921
		$ 5,192,251
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(1)	4,112	$ 110,860
Axcelis Technologies, Inc.(1)	1,897	211,553
Cirrus Logic, Inc.(1)	3,188	295,081
Diodes, Inc.(1)	2,793	196,906
Enphase Energy, Inc.(1)	6,940	839,601
Entegris, Inc.	9,041	1,270,622
First Solar, Inc.(1)	5,082	857,842
Lattice Semiconductor Corp.(1)	8,054	630,064
MKS Instruments, Inc.	4,072	541,576
Monolithic Power Systems, Inc.	2,523	1,709,131
ON Semiconductor Corp.(1)	23,368	1,718,716
Onto Innovation, Inc.(1)	2,827	511,913
Power Integrations, Inc.	3,455	247,205
Qorvo, Inc.(1)	5,826	669,000
Rambus, Inc.(1)	6,251	386,374
Silicon Laboratories, Inc.(1)	2,037	292,758
Skyworks Solutions, Inc.	9,593	1,039,114
SolarEdge Technologies, Inc.(1)	3,149	223,516
Teradyne, Inc.	8,873	1,001,141
Universal Display Corp.	2,571	433,085
Wolfspeed, Inc.(1)	7,492	221,014
		$ 13,407,072
Software — 4.9%
Altair Engineering, Inc., Class A(1)	3,186	$ 274,474
ANSYS, Inc.(1)	4,884	1,695,529
AppFolio, Inc., Class A(1)	1,187	292,880
AppLovin Corp., Class A(1)	9,122	631,425
Aspen Technology, Inc.(1)	1,693	361,083
Bill Holdings, Inc.(1)	6,374	438,021
Box, Inc., Class A(1)	8,902	252,105
Confluent, Inc., Class A(1)	12,496	381,378
Datadog, Inc., Class A(1)	15,133	1,870,439
DocuSign, Inc.(1)	11,671	695,008
Dolby Laboratories, Inc., Class A	3,612	302,577
DoubleVerify Holdings, Inc.(1)	8,206	288,523
Dropbox, Inc., Class A(1)	15,200	369,360
Dynatrace, Inc.(1)	13,968	648,674
Elastic NV(1)	4,871	488,269
Fair Isaac Corp.(1)	1,351	1,688,223
Five9, Inc.(1)	4,512	280,240
Gen Digital, Inc.	34,756	778,534

12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Guidewire Software, Inc.(1)	4,694	$ 547,837
HashiCorp, Inc., Class A(1)	5,287	142,485
HubSpot, Inc.(1)	2,753	1,724,920
Manhattan Associates, Inc.(1)	3,682	921,347
Nutanix, Inc., Class A(1)	14,222	877,782
PTC, Inc.(1)	6,905	1,304,631
Qualys, Inc.(1)	2,118	353,431
SentinelOne, Inc., Class A(1)	13,560	316,084
Smartsheet, Inc., Class A(1)	8,043	309,655
SPS Commerce, Inc.(1)	2,315	428,043
Tenable Holdings, Inc.(1)	7,268	359,257
Teradata Corp.(1)	6,265	242,268
Tyler Technologies, Inc.(1)	2,483	1,055,300
Workiva, Inc.(1)	2,989	253,467
Zoom Video Communications, Inc., Class A(1)	13,383	874,847
Zscaler, Inc.(1)	5,118	985,880
		$ 22,433,976
Specialty Retail — 2.9%
Academy Sports & Outdoors, Inc.	3,663	$ 247,399
Advance Auto Parts, Inc.	3,394	288,796
Asbury Automotive Group, Inc.(1)	1,051	247,805
AutoNation, Inc.(1)	1,574	260,623
Bath & Body Works, Inc.	12,155	607,993
Best Buy Co., Inc.	10,313	845,975
Burlington Stores, Inc.(1)	3,481	808,253
CarMax, Inc.(1)	8,217	715,783
Chewy, Inc., Class A(1)	5,473	87,075
Dick's Sporting Goods, Inc.	3,042	684,024
Five Below, Inc.(1)	2,811	509,859
Floor & Decor Holdings, Inc., Class A(1)	5,580	723,280
GameStop Corp., Class A(1)	15,037	188,263
Lithia Motors, Inc., Class A	1,489	447,981
Penske Automotive Group, Inc.	1,069	173,167
RH (1)	797	277,563
Ross Stores, Inc.	17,204	2,524,859
Tractor Supply Co.	5,761	1,507,769
Ulta Beauty, Inc.(1)	2,591	1,354,782
Williams-Sonoma, Inc.	3,199	1,015,779
		$ 13,517,028
Technology Hardware, Storage & Peripherals — 2.5%
Dell Technologies, Inc., Class C	13,995	$ 1,596,969
Hewlett Packard Enterprise Co.	78,104	1,384,784
HP, Inc.	51,557	1,558,052
NetApp, Inc.	12,115	1,271,712
Pure Storage, Inc., Class A(1)	17,321	900,519
Seagate Technology Holdings PLC	12,542	1,167,033
Super Micro Computer, Inc.(1)	2,528	2,553,356
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(1)	19,020	$ 1,297,925
		$ 11,730,350
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	6,151	$ 278,640
Columbia Sportswear Co.	1,821	147,829
Crocs, Inc.(1)	3,089	444,198
Deckers Outdoor Corp.(1)	1,354	1,274,466
PVH Corp.	3,252	457,264
Ralph Lauren Corp.	1,919	360,312
Skechers USA, Inc., Class A(1)	7,012	429,555
Tapestry, Inc.	12,552	595,969
VF Corp.	20,718	317,814
		$ 4,306,047
Trading Companies & Distributors — 2.3%
Air Lease Corp.	6,406	$ 329,525
Applied Industrial Technologies, Inc.	2,419	477,873
Beacon Roofing Supply, Inc.(1)	3,342	327,583
Core & Main, Inc., Class A(1)	11,779	674,348
Fastenal Co.	30,523	2,354,544
GATX Corp.	2,041	273,555
MSC Industrial Direct Co., Inc., Class A	2,216	215,041
SiteOne Landscape Supply, Inc.(1)	2,377	414,905
United Rentals, Inc.	3,494	2,519,558
W.W. Grainger, Inc.	2,353	2,393,707
WESCO International, Inc.	2,482	425,117
		$ 10,405,756
Water Utilities — 0.5%
American Water Works Co., Inc.	11,568	$ 1,413,725
Essential Utilities, Inc.	17,724	656,674
		$ 2,070,399
Total Common Stocks (identified cost $361,269,268)		$461,112,722

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	1,207,467	$ 1,207,467
Total Short-Term Investments (identified cost $1,207,467)		$ 1,207,467
Total Investments — 100.0% (identified cost $362,479,387)		$462,322,841
Other Assets, Less Liabilities — (0.0)%(3)		$ (54,094)
Net Assets — 100.0%		$ 462,268,747

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $513,577.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of March 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$2,652

Abbreviations:
CVR	– Contingent Value Rights
14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $361,271,920) - including $513,577 of securities on loan	$ 461,115,374
Investments in securities of affiliated issuers, at value (identified cost $1,207,467)	1,207,467
Cash	93,878
Cash denominated in foreign currency, at value (cost $1,071)	1,168
Receivable for capital shares sold	2,750,237
Dividends receivable	354,391
Dividends receivable - affiliated	4,120
Securities lending income receivable	1,011
Receivable from affiliates	66,531
Directors' deferred compensation plan	45,412
Total assets	$465,639,589
Liabilities
Payable for investments purchased	$ 2,948,266
Payable for capital shares redeemed	106,031
Payable to affiliates:
Investment advisory fee	45,748
Administrative fee	45,855
Distribution and service fees	14,499
Sub-transfer agency fee	13,108
Directors' deferred compensation plan	45,412
Accrued expenses	151,923
Total liabilities	$ 3,370,842
Net Assets	$462,268,747
Sources of Net Assets
Paid-in capital	$ 383,170,248
Distributable earnings	79,098,499
Net Assets	$462,268,747
Class A Shares
Net Assets	$ 70,183,728
Shares Outstanding	1,751,254
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.08
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 42.08
Class I Shares
Net Assets	$ 353,172,671
Shares Outstanding	8,723,881
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.48
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 38,912,348
Shares Outstanding	962,794
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.42

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $1,452)	$ 3,000,508
Dividend income - affiliated issuers	14,235
Interest income	1,321
Securities lending income, net	31,274
Total investment income	$ 3,047,338
Expenses
Investment advisory fee	$ 254,505
Administrative fee	254,505
Distribution and service fees:
Class A	79,720
Directors' fees and expenses	11,251
Custodian fees	9,524
Transfer agency fees and expenses	200,822
Accounting fees	49,023
Professional fees	26,553
Registration fees	37,374
Reports to shareholders	13,774
Miscellaneous	36,098
Total expenses	$ 973,149
Waiver and/or reimbursement of expenses by affiliates	$ (374,113)
Net expenses	$ 599,036
Net investment income	$ 2,448,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 451,187
Net realized gain	$ 451,187
Change in unrealized appreciation (depreciation):
Investment securities	$ 82,218,049
Foreign currency	24
Net change in unrealized appreciation (depreciation)	$82,218,073
Net realized and unrealized gain	$82,669,260
Net increase in net assets from operations	$85,117,562
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,448,302	$ 4,861,606
Net realized gain (loss)	451,187	(8,313,011)
Net change in unrealized appreciation (depreciation)	82,218,073	43,244,417
Net increase in net assets from operations	$ 85,117,562	$ 39,793,012
Distributions to shareholders:
Class A	$ (554,786)	$ (496,609)
Class I	(3,622,252)	(2,821,761)
Class R6	(364,759)	(367,107)
Total distributions to shareholders	$ (4,541,797)	$ (3,685,477)
Capital share transactions:
Class A	$ (3,449,657)	$ 6,925,518
Class I	(33,919,072)	19,500,947
Class R6	1,882,212	28,748,441
Net increase (decrease) in net assets from capital share transactions	$ (35,486,517)	$ 55,174,906
Net increase in net assets	$ 45,089,248	$ 91,282,441
Net Assets
At beginning of period	$ 417,179,499	$ 325,897,058
At end of period	$462,268,747	$417,179,499
18
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 33.17	$ 29.95	$ 39.02	$ 29.17	$ 26.80	$ 27.23
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.33	$ 0.25	$ 0.22	$ 0.28	$ 0.24
Net realized and unrealized gain (loss)	7.05	3.15	(8.25)	10.47	2.54	(0.02)
Total income (loss) from operations	$ 7.22	$ 3.48	$ (8.00)	$ 10.69	$ 2.82	$ 0.22
Less Distributions
From net investment income	$ (0.31)	$ (0.26)	$ (0.14)	$ (0.19)	$ (0.18)	$ (0.24)
From net realized gain	—	—	(0.93)	(0.65)	(0.27)	(0.41)
Total distributions	$ (0.31)	$ (0.26)	$ (1.07)	$ (0.84)	$ (0.45)	$ (0.65)
Net asset value — End of period	$ 40.08	$ 33.17	$ 29.95	$ 39.02	$ 29.17	$ 26.80
Total Return(2)	21.85% (3)	11.63%	(21.17)%	37.14%	10.60%	1.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,184	$61,388	$48,932	$50,682	$14,803	$12,385
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67% (5)	0.67%	0.66%	0.68%	0.77%	0.90%
Net expenses	0.49% (5)(6)	0.49% (6)	0.49% (6)	0.49%	0.49%	0.53%
Net investment income	0.94% (5)	0.97%	0.70%	0.57%	1.03%	0.93%
Portfolio Turnover	6% (3)	25%	26%	26%	31%	57%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
19
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 33.55	$ 30.27	$ 39.39	$ 29.42	$ 27.04	$ 27.45
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.41	$ 0.35	$ 0.31	$ 0.34	$ 0.32
Net realized and unrealized gain (loss)	7.12	3.19	(8.34)	10.57	2.57	(0.02)
Total income (loss) from operations	$ 7.33	$ 3.60	$ (7.99)	$ 10.88	$ 2.91	$ 0.30
Less Distributions
From net investment income	$ (0.40)	$ (0.32)	$ (0.20)	$ (0.26)	$ (0.26)	$ (0.30)
From net realized gain	—	—	(0.93)	(0.65)	(0.27)	(0.41)
Total distributions	$ (0.40)	$ (0.32)	$ (1.13)	$ (0.91)	$ (0.53)	$ (0.71)
Net asset value — End of period	$ 40.48	$ 33.55	$ 30.27	$ 39.39	$ 29.42	$ 27.04
Total Return(2)	21.95% (3)	11.92%	(20.97)%	37.49%	10.91%	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$353,173	$325,322	$276,747	$262,918	$83,065	$49,221
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.42% (5)	0.42%	0.42%	0.43%	0.52%	0.64%
Net expenses	0.24% (5)(6)	0.24% (6)	0.24% (6)	0.24%	0.24%	0.24%
Net investment income	1.19% (5)	1.21%	0.96%	0.83%	1.27%	1.23%
Portfolio Turnover	6% (3)	25%	26%	26%	31%	57%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
20
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 33.50	$ 30.27	$ 37.87
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.44	$ 0.31
Net realized and unrealized gain (loss)	7.12	3.17	(7.91)
Total income (loss) from operations	$ 7.34	$ 3.61	$ (7.60)
Less Distributions
From net investment income	$ (0.42)	$ (0.38)	$ —
Total distributions	$ (0.42)	$ (0.38)	$ —
Net asset value — End of period	$ 40.42	$ 33.50	$ 30.27
Total Return(3)	22.02% (4)	11.91%	(20.04)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,912	$30,470	$ 218
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.38% (6)	0.38%	0.38% (6)
Net expenses	0.20% (6)(7)	0.20% (7)	0.20% (6)(7)
Net investment income	1.24% (6)	1.29%	1.40% (6)
Portfolio Turnover	6% (4)	25%	26% (4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
21
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
22

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 461,112,722(2)	$ —	$ —	$ 461,112,722
Rights	—	—	2,652	2,652
Short-Term Investments	1,207,467	—	—	1,207,467
Total Investments	$462,320,189	$ —	$2,652	$462,322,841

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
23

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
 The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $254,505.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $450 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.20% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $373,663.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $254,505.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $79,720 for Class A shares.
The Fund was informed that EVD received $3,989 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $25,669 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $23,999,829 and $61,639,775, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $13,247,275 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $8,002,144 are short-term and $5,245,131 are long-term.
24

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$371,541,145
Gross unrealized appreciation	$ 116,931,617
Gross unrealized depreciation	(26,149,921)
Net unrealized appreciation	$ 90,781,696
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $513,577 and the total value of collateral received was $523,708, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,207,467, which represents 0.3% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$469,965	$22,631,624	$(21,894,122)	$ —	$ —	$1,207,467	$14,235	1,207,467
25

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	326,246	$ 11,560,909	819,922	$ 27,105,188
Reinvestment of distributions	13,111	481,955	12,333	404,284
Shares redeemed	(438,538)	(15,492,521)	(615,394)	(20,583,954)
Net increase (decrease)	(99,181)	$ (3,449,657)	216,861	$ 6,925,518
Class I
Shares sold	836,094	$ 30,169,492	3,907,417	$ 132,196,691
Reinvestment of distributions	76,521	2,839,706	62,187	2,057,156
Shares redeemed	(1,886,680)	(66,928,270)	(3,414,268)	(114,752,900)
Net increase (decrease)	(974,065)	$(33,919,072)	555,336	$ 19,500,947
Class R6
Shares sold	169,535	$ 6,187,329	1,112,589	$ 36,078,998
Reinvestment of distributions	9,848	364,759	11,114	367,107
Shares redeemed	(126,030)	(4,669,876)	(221,467)	(7,697,664)
Net increase	53,353	$ 1,882,212	902,236	$ 28,748,441
26

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
27

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
29

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24194     3.31.24

Calvert
US Large-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
US Large-Cap Core Responsible Index Fund

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	24.10%	29.26%	14.82%	12.59%
Class A with 4.75% Maximum Sales Charge	—	—	18.20	23.12	13.71	12.04
Class C at NAV	06/30/2000	06/30/2000	23.60	28.29	13.96	11.91
Class C with 1% Maximum Deferred Sales Charge	—	—	22.60	27.29	13.96	11.91
Class I at NAV	06/30/2000	06/30/2000	24.23	29.57	15.11	12.94
Class R6 at NAV	10/03/2017	06/30/2000	24.28	29.67	15.17	12.97

Russell 1000® Index	—	—	23.49%	29.87%	14.74%	12.67%
Calvert US Large-Cap Core Responsible Index	—	—	24.40	29.91	15.44	13.27

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.60%	1.35%	0.35%	0.30%
Net	0.49	1.24	0.24	0.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	6.7%
Apple, Inc.	5.7
NVIDIA Corp.	4.8
Alphabet, Inc., Class A	3.7
Amazon.com, Inc.	3.7
Eli Lilly & Co.	1.5
Broadcom, Inc.	1.4
JPMorgan Chase & Co.	1.4
Tesla, Inc.	1.2
UnitedHealth Group, Inc.	1.1
Total	31.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of U.S. large-cap stocks. Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,241.00	$2.75 **	0.49%
Class C	$1,000.00	$1,236.00	$6.93 **	1.24%
Class I	$1,000.00	$1,242.30	$1.35 **	0.24%
Class R6	$1,000.00	$1,242.80	$1.07 **	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.55	$2.48 **	0.49%
Class C	$1,000.00	$1,018.80	$6.26 **	1.24%
Class I	$1,000.00	$1,023.80	$1.21 **	0.24%
Class R6	$1,000.00	$1,024.05	$0.96 **	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	13,683	$ 4,281,137
Curtiss-Wright Corp.	6,678	1,709,167
HEICO Corp.	7,303	1,394,873
Hexcel Corp.	14,542	1,059,385
Woodward, Inc.	11,468	1,767,448
		$ 10,212,010
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,385,367
Expeditors International of Washington, Inc.	19,162	2,329,524
FedEx Corp.	32,067	9,291,093
GXO Logistics, Inc.(1)	14,264	766,833
United Parcel Service, Inc., Class B	103,390	15,366,856
		$ 29,139,673
Automobile Components — 0.1%
Aptiv PLC(1)	37,983	$ 3,025,346
Autoliv, Inc.	10,909	1,313,771
BorgWarner, Inc.	34,215	1,188,629
Lear Corp.	8,990	1,302,471
Visteon Corp.(1)	3,913	460,208
		$ 7,290,425
Automobiles — 1.5%
Ford Motor Co.	557,753	$ 7,406,960
General Motors Co.	193,749	8,786,517
Harley-Davidson, Inc.	17,804	778,747
Rivian Automotive, Inc., Class A(1)(2)	90,919	995,563
Tesla, Inc.(1)	346,710	60,948,151
Thor Industries, Inc.	6,696	785,709
		$ 79,701,647
Banks — 4.3%
Bank of America Corp.	995,637	$ 37,754,555
Bank OZK	12,536	569,886
BOK Financial Corp.	2,833	260,636
Citigroup, Inc.	283,586	17,933,979
Citizens Financial Group, Inc.	74,149	2,690,867
Columbia Banking System, Inc.	30,723	594,490
Comerica, Inc.	21,543	1,184,649
Commerce Bancshares, Inc.	20,897	1,111,720
Cullen/Frost Bankers, Inc.	10,212	1,149,565
East West Bancorp, Inc.	19,690	1,557,676
F.N.B. Corp.	52,079	734,314
Fifth Third Bancorp	108,172	4,025,080
First Citizens Bancshares, Inc., Class A	1,638	2,678,130
First Financial Bankshares, Inc.	16,059	526,896
First Horizon Corp.	80,133	1,234,048
Security	Shares	Value
Banks (continued)
Home BancShares, Inc.	22,755	$ 559,090
Huntington Bancshares, Inc.	219,142	3,057,031
JPMorgan Chase & Co.	359,210	71,949,763
KeyCorp	139,902	2,211,851
M&T Bank Corp.	25,239	3,670,760
New York Community Bancorp, Inc.	101,364	326,392
Old National Bancorp	43,636	759,703
Pinnacle Financial Partners, Inc.	9,343	802,377
PNC Financial Services Group, Inc.	57,745	9,331,592
Popular, Inc.	9,320	820,999
Prosperity Bancshares, Inc.	12,231	804,555
Regions Financial Corp.	142,291	2,993,803
SouthState Corp.	12,620	1,073,079
Synovus Financial Corp.	25,700	1,029,542
Truist Financial Corp.	200,620	7,820,168
U.S. Bancorp	230,766	10,315,240
United Bankshares, Inc.	15,496	554,602
Valley National Bancorp	80,051	637,206
Webster Financial Corp.	24,164	1,226,806
Wells Fargo & Co.	538,754	31,226,182
Western Alliance Bancorp	14,818	951,167
Wintrust Financial Corp.	10,651	1,111,858
Zions Bancorp NA	19,408	842,307
		$ 228,082,564
Beverages — 1.6%
Celsius Holdings, Inc.(1)	23,787	$ 1,972,418
Coca-Cola Co.	560,940	34,318,309
Coca-Cola Consolidated, Inc.	885	749,073
Keurig Dr Pepper, Inc.	173,213	5,312,443
Monster Beverage Corp.(1)	132,173	7,835,215
PepsiCo, Inc.	198,921	34,813,164
		$ 85,000,622
Biotechnology — 2.5%
AbbVie, Inc.	241,294	$ 43,939,637
ACADIA Pharmaceuticals, Inc.(1)	18,430	340,771
Alkermes PLC(1)	25,933	702,006
Alnylam Pharmaceuticals, Inc.(1)	16,124	2,409,732
Amgen, Inc.	73,084	20,779,243
Apellis Pharmaceuticals, Inc.(1)	14,184	833,736
Arrowhead Pharmaceuticals, Inc.(1)	15,880	454,168
Biogen, Inc.(1)	19,710	4,250,067
BioMarin Pharmaceutical, Inc.(1)	23,428	2,046,201
Blueprint Medicines Corp.(1)	9,135	866,546
Denali Therapeutics, Inc.(1)	16,510	338,785
Exact Sciences Corp.(1)	25,895	1,788,309
Exelixis, Inc.(1)	40,744	966,855
Gilead Sciences, Inc.	170,390	12,481,067
Halozyme Therapeutics, Inc.(1)	13,274	539,986
Incyte Corp.(1)	22,316	1,271,343

6
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(1)	19,122	$ 828,939
Moderna, Inc.(1)	43,220	4,605,523
Neurocrine Biosciences, Inc.(1)	11,567	1,595,321
Regeneron Pharmaceuticals, Inc.(1)	14,269	13,733,770
Sarepta Therapeutics, Inc.(1)	12,073	1,562,971
United Therapeutics Corp.(1)	5,550	1,274,946
Vertex Pharmaceuticals, Inc.(1)	35,167	14,700,158
		$ 132,310,080
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	1,072,049	$ 193,376,199
eBay, Inc.	68,222	3,600,757
Etsy, Inc.(1)	16,765	1,152,091
Macy's, Inc.	31,445	628,585
		$ 198,757,632
Building Products — 1.2%
A.O. Smith Corp.	24,812	$ 2,219,681
AAON, Inc.	13,299	1,171,642
Advanced Drainage Systems, Inc.	13,343	2,298,198
Allegion PLC	18,093	2,437,308
AZEK Co., Inc.(1)	17,500	878,850
Carlisle Cos., Inc.	15,589	6,108,550
Carrier Global Corp.	157,143	9,134,723
Fortune Brands Innovations, Inc.	17,279	1,463,013
Johnson Controls International PLC	131,013	8,557,769
Lennox International, Inc.	6,566	3,209,198
Masco Corp.	30,379	2,396,295
Owens Corning	30,677	5,116,924
Simpson Manufacturing Co., Inc.	8,648	1,774,397
Trane Technologies PLC	42,276	12,691,255
Trex Co., Inc.(1)	14,931	1,489,367
UFP Industries, Inc.	5,762	708,784
Zurn Elkay Water Solutions Corp., Class C	20,000	669,400
		$ 62,325,354
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	5,309	$ 889,098
Ameriprise Financial, Inc.	15,386	6,745,838
Ares Management Corp., Class A	21,755	2,892,980
Bank of New York Mellon Corp.	113,958	6,566,260
BlackRock, Inc.	21,753	18,135,476
Blackstone, Inc.	104,594	13,740,514
Blue Owl Capital, Inc.	64,997	1,225,843
Carlyle Group, Inc.	24,373	1,143,337
Cboe Global Markets, Inc.	16,484	3,028,605
Charles Schwab Corp.	219,859	15,904,600
CME Group, Inc.	54,362	11,703,595
Coinbase Global, Inc., Class A(1)	24,890	6,598,837
Evercore, Inc., Class A	3,812	734,153
FactSet Research Systems, Inc.	5,632	2,559,125
Security	Shares	Value
Capital Markets (continued)
Franklin Resources, Inc.	47,893	$ 1,346,272
Goldman Sachs Group, Inc.	48,183	20,125,557
Hamilton Lane, Inc., Class A	6,000	676,560
Houlihan Lokey, Inc.	5,612	719,402
Interactive Brokers Group, Inc., Class A	14,226	1,589,187
Intercontinental Exchange, Inc.	86,804	11,929,474
Invesco Ltd.	58,955	978,064
Jefferies Financial Group, Inc.	29,880	1,317,708
KKR & Co., Inc.	99,580	10,015,756
LPL Financial Holdings, Inc.	10,812	2,856,530
MarketAxess Holdings, Inc.	4,905	1,075,421
Moody's Corp.	22,244	8,742,559
Morningstar, Inc.	3,966	1,222,995
MSCI, Inc.	10,642	5,964,309
Nasdaq, Inc.	48,816	3,080,290
Northern Trust Corp.	33,282	2,959,435
Raymond James Financial, Inc.	29,392	3,774,521
S&P Global, Inc.	45,348	19,293,307
SEI Investments Co.	14,768	1,061,819
State Street Corp.	43,251	3,344,167
Stifel Financial Corp.	17,068	1,334,206
T. Rowe Price Group, Inc.	30,454	3,712,952
Tradeweb Markets, Inc., Class A	17,457	1,818,496
		$ 200,807,248
Chemicals — 1.2%
Air Products and Chemicals, Inc.	42,371	$ 10,265,222
Arcadium Lithium PLC(1)(2)	202,102	871,060
Ashland, Inc.	9,807	954,908
Axalta Coating Systems Ltd.(1)	50,541	1,738,105
Balchem Corp.	6,341	982,538
Cabot Corp.	11,242	1,036,512
Celanese Corp.	20,318	3,491,851
Eastman Chemical Co.	24,642	2,469,621
Ecolab, Inc.	47,813	11,040,022
Element Solutions, Inc.	46,654	1,165,417
FMC Corp.	23,761	1,513,576
Huntsman Corp.	31,548	821,194
International Flavors & Fragrances, Inc.	43,021	3,699,376
Mosaic Co.	60,550	1,965,453
PPG Industries, Inc.	43,370	6,284,313
Sherwin-Williams Co.	44,109	15,320,379
		$ 63,619,547
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A(1)	8,277	$ 818,347
Cintas Corp.	10,956	7,527,101
Clean Harbors, Inc.(1)	8,722	1,755,826
Copart, Inc.(1)	123,120	7,131,110
MSA Safety, Inc.	8,207	1,588,793
Republic Services, Inc.	35,740	6,842,065

7
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	36,225	$ 1,676,131
Stericycle, Inc.(1)	12,085	637,484
Tetra Tech, Inc.	7,984	1,474,725
Veralto Corp.	33,599	2,978,887
Vestis Corp.	19,928	384,012
Waste Management, Inc.	67,378	14,361,621
		$ 47,176,102
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	33,049	$ 9,583,549
Ciena Corp.(1)	16,458	813,848
Cisco Systems, Inc.	513,904	25,648,949
F5, Inc.(1)	8,244	1,562,980
Juniper Networks, Inc.	37,122	1,375,741
Lumentum Holdings, Inc.(1)	9,562	452,761
Motorola Solutions, Inc.	20,924	7,427,601
Viasat, Inc.(1)	12,500	226,125
		$ 47,091,554
Construction & Engineering — 0.3%
AECOM	24,033	$ 2,357,157
Comfort Systems USA, Inc.	5,777	1,835,411
EMCOR Group, Inc.	7,120	2,493,424
MasTec, Inc.(1)	10,386	968,494
Quanta Services, Inc.	24,700	6,417,060
Valmont Industries, Inc.	3,406	777,522
WillScot Mobile Mini Holdings Corp.(1)	34,896	1,622,664
		$ 16,471,732
Construction Materials — 0.3%
Summit Materials, Inc., Class A(1)	38,461	$ 1,714,207
Vulcan Materials Co.	44,876	12,247,558
		$ 13,961,765
Consumer Finance — 0.8%
Ally Financial, Inc.	42,829	$ 1,738,429
American Express Co.	87,765	19,983,213
Capital One Financial Corp.	57,446	8,553,135
Credit Acceptance Corp.(1)	584	322,105
Discover Financial Services	37,889	4,966,869
FirstCash Holdings, Inc.	5,630	718,050
OneMain Holdings, Inc.	16,018	818,360
SLM Corp.	22,631	493,129
SoFi Technologies, Inc.(1)	118,404	864,349
Synchrony Financial	58,171	2,508,334
		$ 40,965,973
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	49,533	$ 1,061,987
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,256,471
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Casey's General Stores, Inc.	6,806	$ 2,167,371
Costco Wholesale Corp.	53,311	39,057,238
Dollar General Corp.	27,931	4,358,912
Dollar Tree, Inc.(1)	27,373	3,644,715
Kroger Co.	127,800	7,301,214
Performance Food Group Co.(1)	25,075	1,871,598
Sprouts Farmers Market, Inc.(1)	17,485	1,127,433
Sysco Corp.	87,603	7,111,612
Target Corp.	55,974	9,919,152
U.S. Foods Holding Corp.(1)	40,557	2,188,861
Walmart, Inc.	518,022	31,169,384
		$ 112,235,948
Containers & Packaging — 0.4%
AptarGroup, Inc.	13,340	$ 1,919,493
Avery Dennison Corp.	15,107	3,372,638
Ball Corp.	65,196	4,391,602
Berry Global Group, Inc.	22,280	1,347,494
Crown Holdings, Inc.	23,626	1,872,597
Graphic Packaging Holding Co.	54,728	1,596,963
Packaging Corp. of America	17,531	3,327,033
Sealed Air Corp.	29,677	1,103,984
Silgan Holdings, Inc.	20,778	1,008,980
Sonoco Products Co.	16,517	955,343
WestRock Co.	51,235	2,533,571
		$ 23,429,698
Distributors — 0.1%
Genuine Parts Co.	18,010	$ 2,790,289
LKQ Corp.	29,890	1,596,425
Pool Corp.	4,776	1,927,116
		$ 6,313,830
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$ 926,038
Duolingo, Inc.(1)	5,807	1,280,908
H&R Block, Inc.	23,553	1,156,688
Service Corp. International	19,420	1,441,158
		$ 4,804,792
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	923,111	$ 16,246,754
Iridium Communications, Inc.	16,712	437,186
Verizon Communications, Inc.	532,317	22,336,021
		$ 39,019,961
Electric Utilities — 1.1%
Alliant Energy Corp.	43,511	$ 2,192,954
Avangrid, Inc.	8,163	297,460
Constellation Energy Corp.	51,927	9,598,706

8
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	39,292	$ 2,097,407
Eversource Energy	60,266	3,602,099
Exelon Corp.	171,180	6,431,233
IDACORP, Inc.	8,719	809,908
NextEra Energy, Inc.	344,818	22,037,318
NRG Energy, Inc.	38,729	2,621,566
PNM Resources, Inc.	14,699	553,270
Portland General Electric Co.	12,060	506,520
Xcel Energy, Inc.	95,531	5,134,791
		$ 55,883,232
Electrical Equipment — 1.3%
Acuity Brands, Inc.	6,339	$ 1,703,479
AMETEK, Inc.	43,313	7,921,948
Atkore, Inc.	8,944	1,702,580
Eaton Corp. PLC	70,786	22,133,367
Emerson Electric Co.	107,084	12,145,467
EnerSys	5,057	477,684
Hubbell, Inc.	10,910	4,528,196
nVent Electric PLC	28,691	2,163,301
Regal Rexnord Corp.	12,312	2,217,391
Rockwell Automation, Inc.	21,171	6,167,747
Sensata Technologies Holding PLC	31,243	1,147,868
Shoals Technologies Group, Inc., Class A(1)	42,175	471,517
Sunrun, Inc.(1)	29,423	387,795
Vertiv Holdings Co., Class A	67,301	5,496,473
		$ 68,664,813
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc.	7,355	$ 750,063
Amphenol Corp., Class A	112,293	12,952,997
Arrow Electronics, Inc.(1)	6,623	857,413
Avnet, Inc.	12,127	601,257
Badger Meter, Inc.	5,790	936,880
Belden, Inc.	8,198	759,217
CDW Corp.	17,531	4,484,079
Cognex Corp.	35,063	1,487,372
Coherent Corp.(1)	25,014	1,516,349
Corning, Inc.	93,221	3,072,564
Insight Enterprises, Inc.(1)	3,940	730,949
IPG Photonics Corp.(1)	3,804	344,985
Jabil, Inc.	15,935	2,134,493
Keysight Technologies, Inc.(1)	31,960	4,997,905
Littelfuse, Inc.	4,405	1,067,552
Novanta, Inc.(1)	7,626	1,332,796
TD SYNNEX Corp.	8,146	921,312
Teledyne Technologies, Inc.(1)	9,519	4,086,697
Trimble, Inc.(1)	51,466	3,312,352
Vishay Intertechnology, Inc.	17,500	396,900
Vontier Corp.	19,585	888,376
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	6,550	$ 1,974,432
		$ 49,606,940
Energy Equipment & Services — 0.2%
Baker Hughes Co.	334,286	$ 11,198,581
		$ 11,198,581
Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Class A(1)	8,427	$ 31,348
Atlanta Braves Holdings, Inc., Class C(1)	13,184	514,967
Electronic Arts, Inc.	29,931	3,970,946
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	1,867,873
Liberty Media Corp.-Liberty Live, Class A(1)	15,249	645,795
Live Nation Entertainment, Inc.(1)	21,315	2,254,488
Madison Square Garden Sports Corp.(1)	3,500	645,820
Netflix, Inc.(1)	55,153	33,496,071
ROBLOX Corp., Class A(1)	64,362	2,457,341
Roku, Inc.(1)	15,348	1,000,229
Take-Two Interactive Software, Inc.(1)	20,124	2,988,213
Walt Disney Co.	262,182	32,080,590
Warner Bros. Discovery, Inc.(1)	319,939	2,793,067
Warner Music Group Corp., Class A	19,984	659,872
		$ 85,406,620
Financial Services — 2.9%
Affirm Holdings, Inc.(1)	25,669	$ 956,427
Block, Inc., Class A(1)	68,304	5,777,152
Equitable Holdings, Inc.	50,312	1,912,359
Essent Group Ltd.	16,779	998,518
Euronet Worldwide, Inc.(1)	7,279	800,181
Fidelity National Information Services, Inc.	74,819	5,550,073
Fiserv, Inc.(1)	74,786	11,952,299
Jack Henry & Associates, Inc.	8,677	1,507,455
Mastercard, Inc., Class A	106,290	51,186,075
MGIC Investment Corp.	43,154	964,923
PayPal Holdings, Inc.(1)	140,100	9,385,299
Radian Group, Inc.	23,336	781,056
Shift4 Payments, Inc., Class A(1)	7,065	466,785
Toast, Inc., Class A(1)	56,686	1,412,615
Visa, Inc., Class A	201,455	56,222,061
Voya Financial, Inc.	12,965	958,373
Western Union Co.	50,371	704,187
WEX, Inc.(1)	6,147	1,460,097
		$ 152,995,935
Food Products — 1.1%
Bunge Global SA	24,521	$ 2,513,893
Campbell Soup Co.	35,599	1,582,376
Conagra Brands, Inc.	87,883	2,604,852
Darling Ingredients, Inc.(1)	28,014	1,302,931

9
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Flowers Foods, Inc.	28,590	$ 679,012
General Mills, Inc.	95,065	6,651,698
Hershey Co.	26,865	5,225,242
Hormel Foods Corp.	49,662	1,732,707
Ingredion, Inc.	9,520	1,112,412
JM Smucker Co.	17,585	2,213,424
Kellanova	46,588	2,669,027
Kraft Heinz Co.	137,207	5,062,938
Lamb Weston Holdings, Inc.	23,745	2,529,555
Lancaster Colony Corp.	3,293	683,726
McCormick & Co., Inc.	44,925	3,450,689
Mondelez International, Inc., Class A	229,481	16,063,670
Simply Good Foods Co.(1)	16,230	552,307
		$ 56,630,459
Gas Utilities — 0.1%
National Fuel Gas Co.	15,220	$ 817,619
New Jersey Resources Corp.	13,596	583,404
ONE Gas, Inc.	7,344	473,908
Southwest Gas Holdings, Inc.	11,528	877,627
UGI Corp.	36,167	887,538
		$ 3,640,096
Ground Transportation — 1.1%
Avis Budget Group, Inc.	3,306	$ 404,853
J.B. Hunt Transport Services, Inc.	12,319	2,454,561
Knight-Swift Transportation Holdings, Inc.	24,186	1,330,714
Landstar System, Inc.	4,999	963,607
Old Dominion Freight Line, Inc.	27,368	6,002,076
Ryder System, Inc.	6,757	812,124
Saia, Inc.(1)	4,104	2,400,840
Uber Technologies, Inc.(1)	253,852	19,544,065
Union Pacific Corp.	86,438	21,257,697
XPO, Inc.(1)	14,264	1,740,636
		$ 56,911,173
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	235,936	$ 26,816,486
Align Technology, Inc.(1)	10,527	3,452,014
Baxter International, Inc.	68,916	2,945,470
Becton Dickinson & Co.	39,680	9,818,816
Boston Scientific Corp.(1)	199,636	13,673,070
CONMED Corp.	4,682	374,935
Cooper Cos., Inc.	26,964	2,735,767
DENTSPLY SIRONA, Inc.	35,033	1,162,745
DexCom, Inc.(1)	52,117	7,228,628
Edwards Lifesciences Corp.(1)	81,777	7,814,610
Envista Holdings Corp.(1)	21,529	460,290
GE HealthCare Technologies, Inc.	53,703	4,882,140
Globus Medical, Inc., Class A(1)	12,421	666,262
Haemonetics Corp.(1)	7,739	660,524
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.(1)	32,429	$ 2,528,165
ICU Medical, Inc.(1)	3,229	346,536
IDEXX Laboratories, Inc.(1)	11,248	6,073,133
Inari Medical, Inc.(1)	10,000	479,800
Inspire Medical Systems, Inc.(1)	4,579	983,523
Insulet Corp.(1)	8,612	1,476,097
Intuitive Surgical, Inc.(1)	47,857	19,099,250
iRhythm Technologies, Inc.(1)	4,710	546,360
Masimo Corp.(1)	4,268	626,756
Medtronic PLC	181,956	15,857,465
Merit Medical Systems, Inc.(1)	8,686	657,964
Neogen Corp.(1)	33,388	526,863
Novocure Ltd.(1)	18,792	293,719
Penumbra, Inc.(1)	5,177	1,155,403
QuidelOrtho Corp.(1)	7,458	357,536
ResMed, Inc.	18,908	3,744,351
Shockwave Medical, Inc.(1)	5,758	1,874,978
STERIS PLC	12,453	2,799,683
Stryker Corp.	48,616	17,398,208
Teleflex, Inc.	5,702	1,289,621
Zimmer Biomet Holdings, Inc.	28,571	3,770,801
		$ 164,577,969
Health Care Providers & Services — 2.5%
agilon health, Inc.(1)	59,210	$ 361,181
AMN Healthcare Services, Inc.(1)	6,399	400,002
Centene Corp.(1)	72,332	5,676,615
Chemed Corp.	2,008	1,288,996
Cigna Group	39,305	14,275,183
CVS Health Corp.	175,801	14,021,888
DaVita, Inc.(1)	5,316	733,874
Elevance Health, Inc.	32,024	16,605,725
Encompass Health Corp.	12,962	1,070,402
Ensign Group, Inc.	8,432	1,049,109
HealthEquity, Inc.(1)	11,570	944,459
Henry Schein, Inc.(1)	15,113	1,141,334
Humana, Inc.	16,771	5,814,841
Laboratory Corp. of America Holdings	10,768	2,352,377
Molina Healthcare, Inc.(1)	7,407	3,043,018
Option Care Health, Inc.(1)	22,841	766,087
Progyny, Inc.(1)	11,753	448,377
Quest Diagnostics, Inc.	15,257	2,030,859
R1 RCM, Inc.(1)	26,713	344,063
Select Medical Holdings Corp.	16,154	487,043
Surgery Partners, Inc.(1)	11,000	328,130
UnitedHealth Group, Inc.	118,075	58,411,703
		$ 131,595,266
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	11,619	$ 312,667

10
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology (continued)
Veeva Systems, Inc., Class A(1)	18,944	$ 4,389,136
		$ 4,701,803
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(1)	51,316	$ 8,465,087
Aramark	39,856	1,296,117
Booking Holdings, Inc.	4,422	16,042,485
Chipotle Mexican Grill, Inc.(1)	4,611	13,403,116
Choice Hotels International, Inc.	3,713	469,138
Darden Restaurants, Inc.	21,645	3,617,962
Domino's Pizza, Inc.	6,084	3,023,018
Hilton Grand Vacations, Inc.(1)	12,459	588,189
Hilton Worldwide Holdings, Inc.	34,857	7,435,347
Hyatt Hotels Corp., Class A	5,006	799,058
Marriott International, Inc., Class A	35,597	8,981,479
Marriott Vacations Worldwide Corp.	4,891	526,907
Planet Fitness, Inc., Class A(1)	12,440	779,117
Starbucks Corp.	187,130	17,101,811
Texas Roadhouse, Inc.	13,421	2,073,142
Vail Resorts, Inc.	6,182	1,377,535
Wendy's Co.	29,085	547,961
Wingstop, Inc.	4,983	1,825,771
Wyndham Hotels & Resorts, Inc.	11,818	907,032
Yum! Brands, Inc.	48,350	6,703,728
		$ 95,964,000
Household Durables — 0.6%
D.R. Horton, Inc.	47,949	$ 7,890,008
KB Home	12,921	915,840
Leggett & Platt, Inc.	15,713	300,904
Lennar Corp., Class A	41,358	7,112,749
Meritage Homes Corp.	5,824	1,021,879
Mohawk Industries, Inc.(1)	7,595	994,110
Newell Brands, Inc.	43,520	349,466
NVR, Inc.(1)	520	4,211,979
PulteGroup, Inc.	34,070	4,109,523
Taylor Morrison Home Corp.(1)	17,249	1,072,370
Tempur Sealy International, Inc.	15,618	887,415
TopBuild Corp.(1)	5,960	2,626,751
Whirlpool Corp.	7,454	891,722
		$ 32,384,716
Household Products — 1.3%
Church & Dwight Co., Inc.	28,787	$ 3,002,772
Clorox Co.	15,502	2,373,511
Colgate-Palmolive Co.	97,173	8,750,429
Kimberly-Clark Corp.	40,577	5,248,635
Procter & Gamble Co.	286,218	46,438,870
		$ 65,814,217
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	115,587	$ 2,072,475
Brookfield Renewable Corp., Class A	15,670	385,012
Clearway Energy, Inc., Class C	25,206	580,998
Ormat Technologies, Inc.	10,753	711,741
		$ 3,750,226
Insurance — 2.3%
Aflac, Inc.	78,184	$ 6,712,878
Allstate Corp.	37,181	6,432,685
American Financial Group, Inc.	13,190	1,800,171
American International Group, Inc.	104,110	8,138,279
Arch Capital Group Ltd.(1)	51,356	4,747,349
Axis Capital Holdings Ltd.	11,680	759,434
Brown & Brown, Inc.	31,972	2,798,829
Cincinnati Financial Corp.	23,625	2,933,516
Everest Group Ltd.	6,034	2,398,515
First American Financial Corp.	12,153	741,941
Globe Life, Inc.	13,850	1,611,724
Hanover Insurance Group, Inc.	4,418	601,599
Hartford Financial Services Group, Inc.	46,087	4,749,265
Kinsale Capital Group, Inc.	3,254	1,707,504
Lincoln National Corp.	20,704	661,079
Marsh & McLennan Cos., Inc.	73,148	15,067,025
MetLife, Inc.	89,983	6,668,640
Old Republic International Corp.	42,947	1,319,332
Primerica, Inc.	5,736	1,450,979
Principal Financial Group, Inc.	36,178	3,122,523
Progressive Corp.	89,248	18,458,271
Prudential Financial, Inc.	51,793	6,080,498
Reinsurance Group of America, Inc.	8,453	1,630,415
RenaissanceRe Holdings Ltd.	7,066	1,660,722
Ryan Specialty Holdings, Inc.	10,000	555,000
Selective Insurance Group, Inc.	8,916	973,360
Travelers Cos., Inc.	32,729	7,532,252
Unum Group	26,123	1,401,760
W.R. Berkley Corp.	31,841	2,816,018
White Mountains Insurance Group Ltd.	375	672,862
Willis Towers Watson PLC	14,506	3,989,150
		$ 120,193,575
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A(1)	1,303,750	$ 196,774,988
IAC, Inc.(1)	12,541	668,937
Pinterest, Inc., Class A(1)	74,626	2,587,283
Snap, Inc., Class A(1)	139,856	1,605,547
ZoomInfo Technologies, Inc.(1)	36,468	584,582
		$ 202,221,337
IT Services — 1.6%
Accenture PLC, Class A	79,998	$ 27,728,107

11
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Akamai Technologies, Inc.(1)	21,008	$ 2,284,830
Amdocs Ltd.	14,063	1,270,873
Cloudflare, Inc., Class A(1)	36,158	3,501,179
Cognizant Technology Solutions Corp., Class A	63,212	4,632,807
DXC Technology Co.(1)	27,082	574,409
EPAM Systems, Inc.(1)	7,499	2,070,924
Gartner, Inc.(1)	10,420	4,966,901
International Business Machines Corp.	118,338	22,597,825
MongoDB, Inc.(1)	8,773	3,146,349
Okta, Inc.(1)	19,582	2,048,669
Snowflake, Inc., Class A(1)	38,985	6,299,976
Twilio, Inc., Class A(1)	23,304	1,425,040
VeriSign, Inc.(1)	12,043	2,282,269
		$ 84,830,158
Leisure Products — 0.1%
Brunswick Corp.	13,999	$ 1,351,184
Hasbro, Inc.	15,358	868,034
Mattel, Inc.(1)	49,315	976,930
		$ 3,196,148
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	39,874	$ 5,802,066
Avantor, Inc.(1)	94,362	2,412,836
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,128,228
Bio-Techne Corp.	18,380	1,293,768
Bruker Corp.	10,235	961,476
Charles River Laboratories International, Inc.(1)	7,469	2,023,726
Danaher Corp.	92,225	23,030,427
Fortrea Holdings, Inc.(1)	13,356	536,110
Illumina, Inc.(1)	20,253	2,781,142
IQVIA Holdings, Inc.(1)	24,716	6,250,429
Medpace Holdings, Inc.(1)	3,135	1,267,010
Mettler-Toledo International, Inc.(1)	2,922	3,890,029
Repligen Corp.(1)	8,424	1,549,342
Revvity, Inc.	17,808	1,869,840
Thermo Fisher Scientific, Inc.	51,827	30,122,371
Waters Corp.(1)	8,775	3,020,618
West Pharmaceutical Services, Inc.	9,560	3,782,988
		$ 91,722,406
Machinery — 3.4%
AGCO Corp.	14,149	$ 1,740,610
Allison Transmission Holdings, Inc.	17,917	1,454,144
Caterpillar, Inc.	78,443	28,743,868
Chart Industries, Inc.(1)	8,366	1,378,047
CNH Industrial NV	186,891	2,422,107
Cummins, Inc.	25,883	7,626,426
Deere & Co.	48,655	19,984,555
Donaldson Co., Inc.	24,605	1,837,501
Dover Corp.	27,739	4,915,073
Security	Shares	Value
Machinery (continued)
ESAB Corp.	11,201	$ 1,238,495
Flowserve Corp.	21,203	968,553
Fortive Corp.	65,933	5,671,557
Franklin Electric Co., Inc.	7,879	841,556
Graco, Inc.	31,923	2,983,524
IDEX Corp.	13,792	3,365,524
Illinois Tool Works, Inc.	56,094	15,051,703
Ingersoll Rand, Inc.	74,698	7,092,575
ITT, Inc.	14,708	2,000,729
Lincoln Electric Holdings, Inc.	10,521	2,687,484
Middleby Corp.(1)	11,897	1,912,919
Mueller Industries, Inc.	22,028	1,187,970
Nordson Corp.	9,681	2,657,822
Oshkosh Corp.	14,015	1,747,811
Otis Worldwide Corp.	79,661	7,907,947
PACCAR, Inc.	96,911	12,006,304
Parker-Hannifin Corp.	24,765	13,764,139
Pentair PLC	32,829	2,804,910
Snap-on, Inc.	10,690	3,166,592
SPX Technologies, Inc.(1)	8,666	1,067,045
Stanley Black & Decker, Inc.	30,319	2,969,140
Timken Co.	10,680	933,752
Toro Co.	21,586	1,977,925
Watts Water Technologies, Inc., Class A	4,503	957,113
Westinghouse Air Brake Technologies Corp.	33,599	4,894,702
Xylem, Inc.	46,816	6,050,500
		$ 178,010,622
Media — 0.8%
Cable One, Inc.	504	$ 213,257
Charter Communications, Inc., Class A(1)	13,107	3,809,287
Comcast Corp., Class A	509,205	22,074,037
Interpublic Group of Cos., Inc.	55,503	1,811,063
Liberty Broadband Corp., Class C(1)	18,039	1,032,372
New York Times Co., Class A	18,406	795,507
Nexstar Media Group, Inc.	4,833	832,678
Omnicom Group, Inc.	27,459	2,656,933
Paramount Global, Class B	91,715	1,079,485
Sirius XM Holdings, Inc.	77,170	299,420
TEGNA, Inc.	31,824	475,451
Trade Desk, Inc., Class A(1)	55,116	4,818,241
		$ 39,897,731
Metals & Mining — 0.6%
ATI, Inc.(1)	41,797	$ 2,138,752
Commercial Metals Co.	39,906	2,345,276
Nucor Corp.	66,526	13,165,495
Reliance, Inc.	19,125	6,391,193
Steel Dynamics, Inc.	52,226	7,741,460
		$ 31,782,176

12
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.8%
Ameren Corp.	45,220	$ 3,344,471
Black Hills Corp.	11,410	622,986
CMS Energy Corp.	50,324	3,036,550
Consolidated Edison, Inc.	60,729	5,514,801
Dominion Energy, Inc.	144,886	7,126,943
DTE Energy Co.	35,458	3,976,260
NiSource, Inc.	70,238	1,942,783
Public Service Enterprise Group, Inc.	87,113	5,817,406
Sempra	107,510	7,722,443
WEC Energy Group, Inc.	54,708	4,492,621
		$ 43,597,264
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.	202,499	$ 13,160,410
		$ 13,160,410
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$ 692,090
		$ 692,090
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	19,298	$ 829,621
American Airlines Group, Inc.(1)	88,283	1,355,144
Delta Air Lines, Inc.	93,279	4,465,266
Southwest Airlines Co.	83,589	2,439,963
		$ 9,089,994
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	15,888	$ 937,869
Coty, Inc., Class A(1)	59,093	706,752
e.l.f. Beauty, Inc.(1)	6,136	1,202,840
Estee Lauder Cos., Inc., Class A	28,678	4,420,714
		$ 7,268,175
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	278,277	$ 15,090,962
Catalent, Inc.(1)	26,317	1,485,595
Elanco Animal Health, Inc.(1)	74,870	1,218,884
Eli Lilly & Co.	104,814	81,541,099
Jazz Pharmaceuticals PLC(1)	10,110	1,217,446
Merck & Co., Inc.	345,243	45,554,814
Organon & Co.	37,716	709,061
Perrigo Co. PLC	17,537	564,516
Pfizer, Inc.	772,447	21,435,404
Royalty Pharma PLC, Class A	44,360	1,347,213
Zoetis, Inc.	62,790	10,624,696
		$ 180,789,690
Professional Services — 1.0%
Alight, Inc., Class A(1)	50,000	$ 492,500
Security	Shares	Value
Professional Services (continued)
Automatic Data Processing, Inc.	52,080	$ 13,006,459
Booz Allen Hamilton Holding Corp.	20,158	2,992,254
Broadridge Financial Solutions, Inc.	16,128	3,303,982
Concentrix Corp.	7,077	468,639
Dayforce, Inc.(1)	19,247	1,274,344
Dun & Bradstreet Holdings, Inc.	29,876	299,955
Equifax, Inc.	17,539	4,692,033
ExlService Holdings, Inc.(1)	21,250	675,750
Exponent, Inc.	5,782	478,114
FTI Consulting, Inc.(1)	3,808	800,784
Genpact Ltd.	18,622	613,595
Insperity, Inc.	5,123	561,532
ManpowerGroup, Inc.	8,973	696,664
Maximus, Inc.	8,571	719,107
Paychex, Inc.	43,254	5,311,591
Paycom Software, Inc.	7,048	1,402,622
Paylocity Holding Corp.(1)	5,269	905,530
Robert Half, Inc.	16,715	1,325,165
Science Applications International Corp.	5,120	667,597
SS&C Technologies Holdings, Inc.	27,152	1,747,774
TransUnion	28,510	2,275,098
TriNet Group, Inc.	6,210	822,763
Verisk Analytics, Inc.	21,479	5,063,245
		$ 50,597,097
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	48,602	$ 4,726,058
CoStar Group, Inc.(1)	58,315	5,633,229
Howard Hughes Holdings, Inc.(1)	8,109	588,876
Jones Lang LaSalle, Inc.(1)	7,080	1,381,237
Zillow Group, Inc., Class C(1)	30,533	1,489,400
		$ 13,818,800
Semiconductors & Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc.(1)	206,529	$ 37,276,419
Allegro MicroSystems, Inc.(1)	3,950	106,492
Analog Devices, Inc.	63,186	12,497,559
Applied Materials, Inc.	105,569	21,771,495
Axcelis Technologies, Inc.(1)	6,515	726,553
Broadcom, Inc.	57,003	75,552,346
Cirrus Logic, Inc.(1)	7,380	683,093
Diodes, Inc.(1)	5,508	388,314
Enphase Energy, Inc.(1)	16,417	1,986,129
Entegris, Inc.	17,978	2,526,628
First Solar, Inc.(1)	12,403	2,093,626
Intel Corp.	542,311	23,953,877
KLA Corp.	17,482	12,212,401
Lam Research Corp.	16,519	16,049,365
Lattice Semiconductor Corp.(1)	15,108	1,181,899
Marvell Technology, Inc.	106,151	7,523,983
Microchip Technology, Inc.	67,302	6,037,662

13
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	142,090	$ 16,750,990
MKS Instruments, Inc.	11,984	1,593,872
Monolithic Power Systems, Inc.	6,188	4,191,875
NVIDIA Corp.	277,182	250,450,568
ON Semiconductor Corp.(1)	57,279	4,212,870
Onto Innovation, Inc.(1)	6,230	1,128,128
Power Integrations, Inc.	6,062	433,736
Qorvo, Inc.(1)	11,584	1,330,191
QUALCOMM, Inc.	143,516	24,297,259
Rambus, Inc.(1)	13,679	845,499
Silicon Laboratories, Inc.(1)	4,402	632,655
Skyworks Solutions, Inc.	20,197	2,187,739
SolarEdge Technologies, Inc.(1)	6,827	484,581
Teradyne, Inc.	21,147	2,386,016
Texas Instruments, Inc.	116,734	20,336,230
Universal Display Corp.	6,342	1,068,310
Wolfspeed, Inc.(1)	14,678	433,001
		$ 555,331,361
Software — 11.5%
Adobe, Inc.(1)	57,790	$ 29,160,834
Altair Engineering, Inc., Class A(1)	4,845	417,397
ANSYS, Inc.(1)	10,737	3,727,457
AppFolio, Inc., Class A(1)	3,500	863,590
AppLovin Corp., Class A(1)	22,080	1,528,378
Aspen Technology, Inc.(1)	3,986	850,134
Atlassian Corp., Class A(1)	19,033	3,713,529
Autodesk, Inc.(1)	27,405	7,136,810
Bill Holdings, Inc.(1)	14,150	972,388
Box, Inc., Class A(1)	17,559	497,271
Cadence Design Systems, Inc.(1)	33,649	10,474,261
Confluent, Inc., Class A(1)	18,851	575,332
CrowdStrike Holdings, Inc., Class A(1)	28,798	9,232,351
Datadog, Inc., Class A(1)	33,156	4,098,082
DocuSign, Inc.(1)	26,144	1,556,875
Dolby Laboratories, Inc., Class A	6,538	547,688
DoubleVerify Holdings, Inc.(1)	17,916	629,927
Dropbox, Inc., Class A(1)	37,922	921,505
Dynatrace, Inc.(1)	28,054	1,302,828
Elastic NV(1)	8,376	839,610
Fair Isaac Corp.(1)	3,330	4,161,201
Five9, Inc.(1)	8,046	499,737
Fortinet, Inc.(1)	82,496	5,635,302
Gen Digital, Inc.	83,482	1,869,997
Guidewire Software, Inc.(1)	12,368	1,443,469
HashiCorp, Inc., Class A(1)	15,000	404,250
HubSpot, Inc.(1)	6,360	3,984,922
Intuit, Inc.	34,431	22,380,150
Manhattan Associates, Inc.(1)	6,811	1,704,317
Microsoft Corp.	834,234	350,978,928
Nutanix, Inc., Class A(1)	29,688	1,832,343
Security	Shares	Value
Software (continued)
Oracle Corp.	206,292	$ 25,912,338
Palo Alto Networks, Inc.(1)	40,448	11,492,490
PTC, Inc.(1)	15,079	2,849,026
Qualys, Inc.(1)	4,602	767,936
Roper Technologies, Inc.	14,069	7,890,458
Salesforce, Inc.	119,726	36,059,077
SentinelOne, Inc., Class A(1)	22,483	524,079
ServiceNow, Inc.(1)	26,203	19,977,167
Smartsheet, Inc., Class A(1)	15,781	607,568
SPS Commerce, Inc.(1)	4,586	847,951
Synopsys, Inc.(1)	19,218	10,983,087
Tenable Holdings, Inc.(1)	12,123	599,240
Teradata Corp.(1)	12,578	486,391
Tyler Technologies, Inc.(1)	4,951	2,104,224
Workday, Inc., Class A(1)	27,169	7,410,345
Workiva, Inc.(1)	5,900	500,320
Zoom Video Communications, Inc., Class A(1)	26,522	1,733,743
Zscaler, Inc.(1)	11,669	2,247,799
		$ 606,934,102
Specialty Retail — 2.4%
Academy Sports & Outdoors, Inc.	9,139	$ 617,248
Advance Auto Parts, Inc.	8,266	703,354
Asbury Automotive Group, Inc.(1)	2,587	609,963
AutoNation, Inc.(1)	4,563	755,541
AutoZone, Inc.(1)	2,212	6,971,450
Bath & Body Works, Inc.	29,800	1,490,596
Best Buy Co., Inc.	21,455	1,759,954
Burlington Stores, Inc.(1)	8,582	1,992,655
CarMax, Inc.(1)	19,883	1,732,008
Chewy, Inc., Class A(1)	9,570	152,259
Dick's Sporting Goods, Inc.	7,829	1,760,429
Five Below, Inc.(1)	6,997	1,269,116
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,614,287
GameStop Corp., Class A(1)	31,480	394,130
Home Depot, Inc.	120,635	46,275,586
Lithia Motors, Inc., Class A	3,411	1,026,233
Lowe's Cos., Inc.	69,009	17,578,663
O'Reilly Automotive, Inc.(1)	6,928	7,820,881
Penske Automotive Group, Inc.	1,776	287,694
RH (1)	2,425	844,530
Ross Stores, Inc.	38,986	5,721,585
TJX Cos., Inc.	141,074	14,307,725
Tractor Supply Co.	13,044	3,413,876
Ulta Beauty, Inc.(1)	5,923	3,097,018
Williams-Sonoma, Inc.	6,578	2,088,712
		$ 124,285,493
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	1,762,359	$ 302,209,321
Dell Technologies, Inc., Class C	29,175	3,329,159

14
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	173,474	$ 3,075,694
HP, Inc.	106,033	3,204,317
NetApp, Inc.	23,724	2,490,308
Pure Storage, Inc., Class A(1)	33,965	1,765,841
Seagate Technology Holdings PLC	25,712	2,392,502
Super Micro Computer, Inc.(1)	5,924	5,983,418
Western Digital Corp.(1)	43,838	2,991,505
		$ 327,442,065
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(1)	13,279	$ 601,539
Columbia Sportswear Co.	2,145	174,131
Crocs, Inc.(1)	7,218	1,037,948
Deckers Outdoor Corp.(1)	2,825	2,659,059
lululemon Athletica, Inc.(1)	13,184	5,150,330
NIKE, Inc., Class B	143,566	13,492,333
PVH Corp.	5,522	776,448
Ralph Lauren Corp.	4,524	849,426
Skechers USA, Inc., Class A(1)	20,147	1,234,205
Tapestry, Inc.	30,789	1,461,862
VF Corp.	41,223	632,361
		$ 28,069,642
Trading Companies & Distributors — 0.5%
Air Lease Corp.	17,419	$ 896,033
Applied Industrial Technologies, Inc.	7,543	1,490,120
Beacon Roofing Supply, Inc.(1)	3,873	379,631
Core & Main, Inc., Class A(1)	36,059	2,064,378
Fastenal Co.	71,936	5,549,143
GATX Corp.	6,934	929,364
MSC Industrial Direct Co., Inc., Class A	7,733	750,410
SiteOne Landscape Supply, Inc.(1)	6,263	1,093,207
United Rentals, Inc.	12,971	9,353,518
W.W. Grainger, Inc.	5,410	5,503,593
WESCO International, Inc.	4,024	689,231
		$ 28,698,628
Water Utilities — 0.1%
American Water Works Co., Inc.	31,519	$ 3,851,937
Essential Utilities, Inc.	41,643	1,542,873
		$ 5,394,810
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	61,331	$ 10,010,446
		$ 10,010,446
Total Common Stocks (identified cost $2,650,699,748)		$5,245,478,423

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Short-Term Investments — 0.3%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	14,263,595	$ 14,263,595
Total Affiliated Fund (identified cost $14,263,595)		$ 14,263,595
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(7)	365,850	$ 365,850
Total Securities Lending Collateral (identified cost $365,850)		$ 365,850
Total Short-Term Investments (identified cost $14,629,445)		$ 14,629,445
Total Investments — 99.9% (identified cost $2,665,336,959)		$5,260,115,634
Other Assets, Less Liabilities — 0.1%		$ 4,245,751
Net Assets — 100.0%		$5,264,361,385

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $1,317,560.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of March 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

15
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$7,766

Abbreviations:
CVR	– Contingent Value Rights
16
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,651,073,364) - including $1,317,560 of securities on loan	$ 5,245,852,039
Investments in securities of affiliated issuers, at value (identified cost $14,263,595)	14,263,595
Cash	1,096,182
Receivable for capital shares sold	3,896,134
Dividends receivable	3,203,154
Dividends receivable - affiliated	26,001
Securities lending income receivable	2,243
Receivable from affiliates	549,038
Directors' deferred compensation plan	827,947
Total assets	$5,269,716,333
Liabilities
Payable for capital shares redeemed	$ 1,978,174
Deposits for securities loaned	365,850
Payable to affiliates:
Investment advisory fee	525,301
Administrative fee	525,937
Distribution and service fees	226,010
Sub-transfer agency fee	33,761
Directors' deferred compensation plan	827,947
Accrued expenses	871,968
Total liabilities	$ 5,354,948
Net Assets	$5,264,361,385
Sources of Net Assets
Paid-in capital	$ 2,721,052,787
Distributable earnings	2,543,308,598
Net Assets	$5,264,361,385
Class A Shares
Net Assets	$ 781,182,146
Shares Outstanding	17,484,449
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 44.68
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 46.91
Class C Shares
Net Assets	$ 74,525,975
Shares Outstanding	1,782,397
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 41.81
Class I Shares
Net Assets	$ 2,750,452,372
Shares Outstanding	59,868,661
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 45.94
17
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 1,658,200,892
Shares Outstanding	36,143,723
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 45.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $4,236)	$ 33,160,773
Dividend income - affiliated issuers	205,203
Interest income	4,828
Securities lending income, net	62,390
Total investment income	$ 33,433,194
Expenses
Investment advisory fee	$ 2,838,489
Administrative fee	2,838,489
Distribution and service fees:
Class A	893,440
Class C	346,568
Directors' fees and expenses	125,253
Custodian fees	37,864
Transfer agency fees and expenses	1,240,659
Accounting fees	371,444
Professional fees	96,385
Registration fees	54,062
Reports to shareholders	82,395
Miscellaneous	114,862
Total expenses	$ 9,039,910
Waiver and/or reimbursement of expenses by affiliates	$ (2,481,435)
Net expenses	$ 6,558,475
Net investment income	$ 26,874,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 17,665,446
Net realized gain	$ 17,665,446
Change in unrealized appreciation (depreciation):
Investment securities	$ 986,288,146
Net change in unrealized appreciation (depreciation)	$ 986,288,146
Net realized and unrealized gain	$1,003,953,592
Net increase in net assets from operations	$1,030,828,311
19
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 26,874,719	$ 50,044,908
Net realized gain (loss)	17,665,446	(1,554,224)
Net change in unrealized appreciation (depreciation)	986,288,146	682,498,550
Net increase in net assets from operations	$1,030,828,311	$ 730,989,234
Distributions to shareholders:
Class A	$ (5,867,860)	$ (5,755,550)
Class C	(130,502)	(77,603)
Class I	(25,482,048)	(23,911,504)
Class R6	(16,007,097)	(13,728,521)
Total distributions to shareholders	$ (47,487,507)	$ (43,473,178)
Capital share transactions:
Class A	$ (25,882,102)	$ (23,210,990)
Class C	(4,808,224)	(10,997,513)
Class I	(15,523,015)	(149,810,381)
Class R6	62,052,180	156,207,787
Net increase (decrease) in net assets from capital share transactions	$ 15,838,839	$ (27,811,097)
Net increase in net assets	$ 999,179,643	$ 659,704,959
Net Assets
At beginning of period	$ 4,265,181,742	$ 3,605,476,783
At end of period	$5,264,361,385	$4,265,181,742
20
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 36.30	$ 30.51	$ 38.30	$ 29.75	$ 24.79	$ 24.66
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.35	$ 0.30	$ 0.28	$ 0.30	$ 0.29
Net realized and unrealized gain (loss)	8.52	5.74	(7.74)	8.53	4.91	0.69
Total income (loss) from operations	$ 8.71	$ 6.09	$ (7.44)	$ 8.81	$ 5.21	$ 0.98
Less Distributions
From net investment income	$ (0.33)	$ (0.30)	$ (0.25)	$ (0.26)	$ (0.25)	$ (0.22)
From net realized gain	—	—	(0.10)	—	—	(0.63)
Total distributions	$ (0.33)	$ (0.30)	$ (0.35)	$ (0.26)	$ (0.25)	$ (0.85)
Net asset value — End of period	$ 44.68	$ 36.30	$ 30.51	$ 38.30	$ 29.75	$ 24.79
Total Return(2)	24.10% (3)	20.08%	(19.64)%	29.75%	21.18%	4.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$781,182	$658,227	$572,693	$686,373	$424,771	$321,690
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.60% (5)	0.60%	0.59%	0.59%	0.60%	0.62%
Net expenses	0.49% (5)(6)	0.49% (6)	0.49% (6)	0.49%	0.49%	0.51%
Net investment income	0.92% (5)	1.00%	0.82%	0.77%	1.14%	1.24%
Portfolio Turnover	4% (3)	8%	13%	10%	10%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
21
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 33.89	$ 28.46	$ 35.78	$ 27.82	$ 23.21	$ 23.16
Income (Loss) From Operations
Net investment income(1)	$ 0.03	$ 0.08	$ 0.02	$ 0.01	$ 0.10	$ 0.11
Net realized and unrealized gain (loss)	7.96	5.39	(7.24)	7.98	4.60	0.64
Total income (loss) from operations	$ 7.99	$ 5.47	$ (7.22)	$ 7.99	$ 4.70	$ 0.75
Less Distributions
From net investment income	$ (0.07)	$ (0.04)	$ (0.00)(2)	$ (0.03)	$ (0.09)	$ (0.07)
From net realized gain	—	—	(0.10)	—	—	(0.63)
Total distributions	$ (0.07)	$ (0.04)	$ (0.10)	$ (0.03)	$ (0.09)	$ (0.70)
Net asset value — End of period	$ 41.81	$ 33.89	$ 28.46	$ 35.78	$ 27.82	$ 23.21
Total Return(3)	23.60% (4)	19.22%	(20.24)%	28.73%	20.30%	3.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,526	$64,695	$63,985	$84,005	$61,503	$57,167
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.35% (6)	1.35%	1.35%	1.34%	1.35%	1.38%
Net expenses	1.24% (6)(7)	1.24% (7)	1.24% (7)	1.24%	1.24%	1.26%
Net investment income	0.17% (6)	0.25%	0.07%	0.03%	0.40%	0.49%
Portfolio Turnover	4% (4)	8%	13%	10%	10%	17%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
22
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 37.36	$ 31.38	$ 39.37	$ 30.56	$ 25.46	$ 25.29
Income (Loss) From Operations
Net investment income(1)	$ 0.24	$ 0.45	$ 0.40	$ 0.38	$ 0.38	$ 0.36
Net realized and unrealized gain (loss)	8.76	5.92	(7.95)	8.75	5.03	0.72
Total income (loss) from operations	$ 9.00	$ 6.37	$ (7.55)	$ 9.13	$ 5.41	$ 1.08
Less Distributions
From net investment income	$ (0.42)	$ (0.39)	$ (0.34)	$ (0.32)	$ (0.31)	$ (0.28)
From net realized gain	—	—	(0.10)	—	—	(0.63)
Total distributions	$ (0.42)	$ (0.39)	$ (0.44)	$ (0.32)	$ (0.31)	$ (0.91)
Net asset value — End of period	$ 45.94	$ 37.36	$ 31.38	$ 39.37	$ 30.56	$ 25.46
Total Return(2)	24.23% (3)	20.42%	(19.45)%	30.07%	21.45%	4.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,750,452	$2,251,092	$2,021,486	$2,916,731	$1,831,859	$1,143,304
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.35% (5)	0.35%	0.34%	0.34%	0.35%	0.37%
Net expenses	0.24% (5)(6)	0.24% (6)	0.24% (6)	0.24%	0.24%	0.22%
Net investment income	1.17% (5)	1.25%	1.06%	1.02%	1.38%	1.52%
Portfolio Turnover	4% (3)	8%	13%	10%	10%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
23
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 37.32	$ 31.37	$ 39.35	$ 30.55	$ 25.44	$ 25.28
Income (Loss) From Operations
Net investment income(1)	$ 0.25	$ 0.47	$ 0.43	$ 0.39	$ 0.39	$ 0.37
Net realized and unrealized gain (loss)	8.76	5.90	(7.96)	8.74	5.04	0.72
Total income (loss) from operations	$ 9.01	$ 6.37	$ (7.53)	$ 9.13	$ 5.43	$ 1.09
Less Distributions
From net investment income	$ (0.45)	$ (0.42)	$ (0.35)	$ (0.33)	$ (0.32)	$ (0.30)
From net realized gain	—	—	(0.10)	—	—	(0.63)
Total distributions	$ (0.45)	$ (0.42)	$ (0.45)	$ (0.33)	$ (0.32)	$ (0.93)
Net asset value — End of period	$ 45.88	$ 37.32	$ 31.37	$ 39.35	$ 30.55	$ 25.44
Total Return(2)	24.28% (3)	20.46%	(19.42)%	30.12%	21.55%	4.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,658,201	$1,291,167	$947,313	$1,006,890	$630,116	$409,341
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.28% (5)	0.30%	0.29%	0.29%	0.30%	0.32%
Net expenses	0.19% (5)(6)	0.19% (6)	0.19% (6)	0.19%	0.19%	0.19%
Net investment income	1.22% (5)	1.30%	1.13%	1.07%	1.43%	1.55%
Portfolio Turnover	4% (3)	8%	13%	10%	10%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
24
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
25

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 5,245,478,423(2)	$ —	$ —	$ 5,245,478,423
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	14,263,595	—	—	14,263,595
Securities Lending Collateral	365,850	—	—	365,850
Total Investments	$5,260,107,868	$ —	$7,766	$5,260,115,634

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months March 31, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
26

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $2,838,489.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $6,328 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $2,475,107.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly.  For the six months ended March 31, 2024, CRM was paid administrative fees of $2,838,489.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $893,440 and $346,568 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $39,171 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received less than $100 and $1,982 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024 in the amount of $7,255.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $64,589 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $195,010,232 and $201,525,069, respectively.
27

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $44,614,901 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $44,614,901 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,703,285,689
Gross unrealized appreciation	$ 2,671,792,329
Gross unrealized depreciation	(114,962,384)
Net unrealized appreciation	$2,556,829,945
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $1,317,560 and the total value of collateral received was $1,371,289, comprised of cash of $365,850 and U.S. government and/or agencies securities of $1,005,439.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$365,850	$ —	$ —	$ —	$365,850
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
28

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $14,263,595, which represents 0.3% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,339,221	$147,188,306	$(145,263,932)	$ —	$ —	$14,263,595	$205,203	14,263,595
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,010,707	$ 40,452,861	2,602,392	$ 90,271,988
Reinvestment of distributions	136,077	5,467,591	162,212	5,325,430
Shares redeemed	(1,793,776)	(71,802,554)	(3,406,742)	(118,808,408)
Net decrease	(646,992)	$ (25,882,102)	(642,138)	$ (23,210,990)
Class C
Shares sold	81,350	$ 3,058,686	177,578	$ 5,819,850
Reinvestment of distributions	3,331	125,515	2,431	74,955
Shares redeemed	(211,506)	(7,992,425)	(519,247)	(16,892,318)
Net decrease	(126,825)	$ (4,808,224)	(339,238)	$ (10,997,513)
Class I
Shares sold	5,976,395	$ 246,060,102	14,940,711	$ 532,342,043
Reinvestment of distributions	583,484	24,086,199	671,490	22,642,643
Shares redeemed	(6,949,593)	(285,669,316)	(19,773,168)	(704,795,067)
Net decrease	(389,714)	$ (15,523,015)	(4,160,967)	$(149,810,381)
29

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	4,414,813	$ 181,242,552	9,658,543	$ 347,630,439
Reinvestment of distributions	348,542	14,366,921	368,142	12,395,325
Shares redeemed	(3,215,971)	(133,557,293)	(5,629,973)	(203,817,977)
Net increase	1,547,384	$ 62,052,180	4,396,712	$ 156,207,787
30

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
31

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

32

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
33

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
35

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24188     3.31.24

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	Principal Executive Officer’s Section 302 certification.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	May 22, 2024

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 22, 2024